UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Balanced Fund

April 30, 2005

1.800332.101

BAL-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

< TD ALIGN="LEFT" VALIGN="BOTTOM" BGCOLOR="ffffff">

428,900

< TD ALIGN="LEFT" VALIGN="BOTTOM" BGCOLOR="ffffff">

21,841,200

Common Stocks - 68.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.1%
TRW Automotive Holdings Corp. (a)	654,800	$ 11,662
Automobiles - 0.0%
Coachmen Industries, Inc.	297,600	3,419
Hotels, Restaurants & Leisure - 0.9%
Brinker International, Inc. (a)	297,500	10,056
Carnival Corp. unit	179,800	8,789
Kerzner International Ltd. (a)	330,300	18,196
McDonald's Corp.	1,237,800	36,280
Royal Caribbean Cruises Ltd.	499,200	20,976
Six Flags, Inc. (a)	1,261,100	4,918
Wendy's International, Inc.	165,600	7,109
WMS Industries, Inc. (a)	198,100	5,032
Wyndham International, Inc. Class A (a)	4,856,100	4,856
		116,212
Household Durables - 1.3%
Champion Enterprises, Inc. (a)	346,800	3,274
D.R. Horton, Inc.	625,460	19,077
Interface, Inc. Class A (a)	1,790,462	10,743
KB Home	415,800	23,701
LG Electronics, Inc.	289,780	19,326
Ryland Group, Inc.	346,600	21,281
Sony Corp. sponsored ADR	218,200	8,010
Standard Pacific Corp.	196,700	14,086
Techtronic Industries Co. Ltd.	9,259,000	20,608
Toll Brothers, Inc. (a)	408,900	30,995
		171,101
Internet & Catalog Retail - 0.1%
eBay, Inc. (a)	441,320	14,003
Leisure Equipment & Products - 0.1%
Brunswick Corp.	362,000	15,204
Media - 2.5%
ADVO, Inc.	223,100	6,428
Antena 3 Television SA	688,400	13,867
Emmis Communications Corp. Class A (a)	498,700	7,695
Gestevision Telecinco SA	457,600	10,508
Lagardere S.C.A. (Reg.)	218,200	15,852
Lamar Advertising Co. Class A (a)	943,300	35,261
Liberty Media Corp. Class A (a)	2,424,368	24,341
Liberty Media International, Inc. Class A (a)	286,421	11,878
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
McGraw-Hill Companies, Inc.	124,000	$ 10,798
News Corp. Class A	1,862,092	28,453
NTL, Inc. (a)	806,830	51,621
Omnicom Group, Inc.	99,200	8,224
Radio One, Inc. Class D (non-vtg.) (a)	455,304	5,951
RCN Corp. (a)	183,500	3,279
Salem Communications Corp. Class A (a)	264,849	5,090
SBS Broadcasting SA (a)	154,900	7,141
SES Global unit	495,801	6,622
The DIRECTV Group, Inc. (a)	783,800	11,067
TVN SA	148,724	1,965
UnitedGlobalCom, Inc. Class A (a)	1,188,800	10,640
Univision Communications, Inc. Class A (a)	39,700	1,044
Vivendi Universal SA sponsored ADR	307,400	9,114
Walt Disney Co.	1,375,900	36,324
		323,163
Multiline Retail - 0.4%
Dollar Tree Stores, Inc. (a)	525,100	12,860
Federated Department Stores, Inc.	128,900	7,412
Fred's, Inc. Class A	763,600	11,026
JCPenney Co., Inc.	304,700	14,446
		45,744
Specialty Retail - 0.9%
Advance Auto Parts, Inc. (a)	205,400	10,958
Asbury Automotive Group, Inc. (a)	66,800	918
Big 5 Sporting Goods Corp.	381,771	9,121
Edgars Consolidated Stores Ltd.	34,500	1,422
Foot Locker, Inc.	714,100	19,038
Home Depot, Inc.	381,200	13,483
Pacific Sunwear of California, Inc. (a)	406,625	9,194
RadioShack Corp.	638,700	15,948
Ross Stores, Inc.	297,600	7,952
Sonic Automotive, Inc. Class A (sub. vtg.)	99,200	1,951
Sports Authority, Inc. (a)	148,700	3,955
Staples, Inc.	252,900	4,823
The Pep Boys - Manny, Moe & Jack	968,300	13,730
Weight Watchers International, Inc. (a)	140,200	5,853
		118,346
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Reebok International Ltd.	168,600	$ 6,847
TOTAL CONSUMER DISCRETIONARY		825,701
CONSUMER STAPLES - 4.2%
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	49,600	1,007
The Coca-Cola Co.	711,500	30,908
		31,915
Food & Staples Retailing - 0.8%
CVS Corp.	548,400	28,286
Jean Coutu Group, Inc. Class A (sub. vtg.)	719,000	10,513
Rite Aid Corp. (a)	793,300	2,880
Safeway, Inc. (a)	500,000	10,645
Wal-Mart Stores, Inc.	1,022,300	48,191
Walgreen Co.	29,700	1,279
		101,794
Food Products - 1.2%
American Italian Pasta Co. Class A	133,900	3,168
Bunge Ltd.	567,800	32,251
Corn Products International, Inc.	733,800	16,158
Dean Foods Co. (a)	758,600	26,065
General Mills, Inc.	297,500	14,697
Groupe Danone	89,200	8,393
Kellogg Co.	228,100	10,253
McCormick & Co., Inc. (non-vtg.)	546,700	18,910
Ralcorp Holdings, Inc.	49,600	1,965
Smithfield Foods, Inc. (a)	352,100	10,655
The J.M. Smucker Co.	341,660	16,953
		159,468
Household Products - 0.6%
Colgate-Palmolive Co.	404,000	20,115
Procter & Gamble Co.	1,023,600	55,428
Rayovac Corp. (a)	198,300	7,226
		82,769
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.1%
Alberto-Culver Co.	114,000	$ 5,073
Gillette Co.	158,700	8,195
		13,268
Tobacco - 1.2%
Altria Group, Inc.	2,390,900	155,385
TOTAL CONSUMER STAPLES		544,599
ENERGY - 7.0%
Energy Equipment & Services - 4.7%
BJ Services Co.	981,577	47,852
Grant Prideco, Inc. (a)	3,428,800	75,948
Grey Wolf, Inc. (a)	2,883,800	17,303
Halliburton Co.	2,539,800	105,630
Nabors Industries Ltd. (a)	250,200	13,478
National Oilwell Varco, Inc. (a)	3,529,077	140,246
Oil States International, Inc. (a)	99,900	2,029
Parker Drilling Co. (a)	173,500	926
Pride International, Inc. (a)	4,764,643	106,252
Smith International, Inc.	522,700	30,411
Tenaris SA sponsored ADR	79,300	4,532
Weatherford International Ltd. (a)	1,091,600	56,927
Willbros Group, Inc. (a)	409,800	7,032
		608,566
Oil & Gas - 2.3%
Ashland, Inc.	267,700	18,000
Chesapeake Energy Corp.	994,700	19,138
ConocoPhillips	9,900	1,038
EnCana Corp.	385,000	24,642
Giant Industries, Inc. (a)	80,800	2,110
Holly Corp.	638,766	21,891
Mariner Energy, Inc. (g)	516,300	7,357
McMoRan Exploration Co. (a)	350,500	6,316
Penn Virginia Corp.	208,200	8,551
Plains Exploration & Production Co. (a)	337,200	10,851
Premcor, Inc.	525,400	34,755
Quicksilver Resources, Inc. (a)	568,700	29,191
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil & Gas - continued
Range Resources Corp.	661,600	$ 14,985
Valero Energy Corp.	1,295,000	88,746
		287,571
TOTAL ENERGY		896,137
FINANCIALS - 12.5%
Capital Markets - 1.3%
E*TRADE Financial Corp. (a)	1,116,500	12,404
Goldman Sachs Group, Inc.	247,500	26,431
Janus Capital Group, Inc.	272,700	3,542
Lehman Brothers Holdings, Inc.	452,400	41,494
Merrill Lynch & Co., Inc.	1,012,500	54,604
Nuveen Investments, Inc. Class A	394,700	13,416
State Street Corp.	219,500	10,147
		162,038
Commercial Banks - 3.0%
Bank of America Corp.	4,060,602	182,890
Cathay General Bancorp	79,381	2,609
Macatawa Bank Corp.	9,900	366
Mercantile Bank Corp.	9,900	392
Nara Bancorp, Inc.	366,888	4,931
North Fork Bancorp, Inc., New York	1,062,095	29,898
Placer Sierra Bancshares	44,400	1,031
PrivateBancorp, Inc.	50,600	1,581
Signature Bank, New York (a)	99,200	2,443
Silicon Valley Bancshares (a)	354,500	16,803
UCBH Holdings, Inc.	766,978	12,065
UnionBanCal Corp.	158,700	9,770
Wachovia Corp.	1,640,514	83,962
Wells Fargo & Co.	308,800	18,509
Wilshire Bancorp, Inc.	645,524	8,831
Wintrust Financial Corp.	245,000	11,248
		387,329
Consumer Finance - 0.4%
American Express Co.	410,500	21,633
Capital One Financial Corp.	239,300	16,964
MBNA Corp.	401,100	7,922
		46,519
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 2.2%
Citigroup, Inc.	3,954,704	$ 185,713
J.P. Morgan Chase & Co.	2,701,500	95,876
		281,589
Insurance - 3.2%
ACE Ltd.	597,000	25,647
AFLAC, Inc.	737,700	29,988
AMBAC Financial Group, Inc.	209,500	14,005
American International Group, Inc.	2,795,931	142,173
Assurant, Inc.	286,700	9,487
Conseco, Inc. (a)	558,300	10,742
Endurance Specialty Holdings Ltd.	449,800	16,283
Fidelity National Financial, Inc.	198,850	6,385
Genworth Financial, Inc. Class A (non-vtg.)	371,900	10,395
Hartford Financial Services Group, Inc.	425,500	30,793
Hilb Rogal & Hobbs Co.	198,300	6,942
MBIA, Inc.	508,100	26,614
MetLife, Inc.	89,200	3,470
Scottish Re Group Ltd.	1,495,100	35,105
Specialty Underwriters' Alliance, Inc.	517,600	4,503
St. Paul Travelers Companies, Inc.	635,600	22,754
USI Holdings Corp. (a)	719,900	8,164
W.R. Berkley Corp.	135,300	4,397
		407,847
Real Estate - 0.6%
Alexandria Real Estate Equities, Inc.	45,000	3,097
CBL & Associates Properties, Inc.	74,900	5,795
CenterPoint Properties Trust (SBI)	240,000	9,890
Corporate Office Properties Trust (SBI)	94,200	2,477
Education Realty Trust, Inc.	238,000	3,808
Equity Lifestyle Properties, Inc.	153,200	5,607
Equity Office Properties Trust	99,200	3,122
Equity Residential (SBI)	441,800	15,176
General Growth Properties, Inc.	301,500	11,792
Highwoods Properties, Inc. (SBI)	44,600	1,255
Reckson Associates Realty Corp.	239,000	7,708
Vornado Realty Trust	138,800	10,611
		80,338
Thrifts & Mortgage Finance - 1.8%
Countrywide Financial Corp.	613,994	22,220
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Doral Financial Corp.	781,300	$ 10,977
Fannie Mae	356,900	19,255
Fidelity Bankshares, Inc.	306,620	7,071
First Niagara Financial Group, Inc.	190,000	2,383
Freddie Mac	1,036,800	63,784
Golden West Financial Corp., Delaware	146,200	9,113
KNBT Bancorp, Inc.	240,400	3,301
MGIC Investment Corp.	99,500	5,871
NetBank, Inc.	1,855,579	15,234
New York Community Bancorp, Inc.	1,234,266	21,847
NewAlliance Bancshares, Inc.	743,876	9,745
Sovereign Bancorp, Inc.	1,515,000	31,164
W Holding Co., Inc.	1,646,664	13,322
		235,287
TOTAL FINANCIALS		1,600,947
HEALTH CARE - 8.3%
Biotechnology - 0.7%
Alkermes, Inc. (a)	749,600	8,433
Angiotech Pharmaceuticals, Inc. (a)		5,890
Biogen Idec, Inc. (a)	183,500	6,650
CSL Ltd.	989,953	24,432
DOV Pharmaceutical, Inc. warrants 6/2/09 (a)	34	0
Genentech, Inc. (a)	172,786	12,257
Medarex, Inc. (a)	822,300	5,822
MedImmune, Inc. (a)	138,800	3,521
ONYX Pharmaceuticals, Inc. (a)	271,436	8,385
Oscient Pharmaceuticals Corp. (a)	386,700	773
OSI Pharmaceuticals, Inc. (a)	390,000	18,461
Serologicals Corp. (a)	114,000	2,454
		97,078
Health Care Equipment & Supplies - 2.6%
Aspect Medical Systems, Inc. (a)	232,200	5,812
Bausch & Lomb, Inc.	116,200	8,715
Baxter International, Inc.	1,157,100	42,928
Beckman Coulter, Inc.	218,200	14,556
Becton, Dickinson & Co.	150,100	8,784
Boston Scientific Corp. (a)	344,400	10,187
CONMED Corp. (a)	49,600	1,474
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cytyc Corp. (a)	99,200	$ 2,114
Dade Behring Holdings, Inc. (a)	775,100	47,800
Edwards Lifesciences Corp. (a)	530,700	23,372
Fisher Scientific International, Inc. (a)	253,368	15,045
Guidant Corp.	153,700	11,386
Immucor, Inc. (a)	372,100	11,103
Medtronic, Inc.	422,800	22,282
PerkinElmer, Inc.	49,600	918
ResMed, Inc. (a)	238,000	14,780
St. Jude Medical, Inc. (a)	467,200	18,235
Syneron Medical Ltd.	24,800	719
Synthes, Inc.	157,503	17,949
Thermo Electron Corp. (a)	693,180	17,316
Varian, Inc. (a)	307,400	10,196
Waters Corp. (a)	685,100	27,151
		332,822
Health Care Providers & Services - 3.0%
Aetna, Inc.	138,800	10,184
AmerisourceBergen Corp.	287,600	17,624
Cardinal Health, Inc.	870,000	48,346
Caremark Rx, Inc. (a)	360,200	14,426
Carriage Services, Inc. Class A (a)	256,200	1,537
Cerner Corp. (a)	190,000	11,031
DaVita, Inc. (a)	279,100	11,248
Hanger Orthopedic Group, Inc. (a)(f)	1,406,700	8,215
Health Net, Inc. (a)	346,800	11,802
Humana, Inc. (a)	131,600	4,560
McKesson Corp.	907,100	33,563
Medco Health Solutions, Inc. (a)	198,300	10,107
Omnicare, Inc.	287,600	9,971
PacifiCare Health Systems, Inc. (a)	563,800	33,693
Pediatrix Medical Group, Inc. (a)	203,300	13,843
Priority Healthcare Corp. Class B (a)	666,700	15,187
Service Corp. International (SCI)	366,900	2,583
Sierra Health Services, Inc. (a)	94,200	6,094
UnitedHealth Group, Inc.	1,018,800	96,287
WebMD Corp. (a)	1,273,100	12,094
WellPoint, Inc. (a)	79,300	10,131
		382,526
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 2.0%
Atherogenics, Inc. (a)	842,900	$ 9,053
Barr Pharmaceuticals, Inc. (a)	355,500	18,436
Cipla Ltd.	474,374	2,885
Connetics Corp. (a)	554,100	12,041
Endo Pharmaceuticals Holdings, Inc. (a)	486,000	9,647
Guilford Pharmaceuticals, Inc. (a)	1,802,400	4,182
IVAX Corp. (a)	544,075	10,283
Johnson & Johnson	393,700	27,020
Pfizer, Inc.	2,823,400	76,712
Schering-Plough Corp.	1,991,700	41,567
Wyeth	1,022,200	45,938
		257,764
TOTAL HEALTH CARE		1,070,190
INDUSTRIALS - 9.4%
Aerospace & Defense - 1.8%
BE Aerospace, Inc. (a)	520,600	6,320
EADS NV	687,400	19,618
Goodrich Corp.	742,800	29,935
Honeywell International, Inc.	1,096,200	39,200
Lockheed Martin Corp.	408,500	24,898
Northrop Grumman Corp.	346,500	19,002
Precision Castparts Corp.	358,600	26,414
Raytheon Co.	213,200	8,018
Rockwell Collins, Inc.	267,700	12,282
United Technologies Corp.	445,600	45,326
		231,013
Air Freight & Logistics - 0.2%
EGL, Inc. (a)	585,000	11,413
United Parcel Service, Inc. Class B	74,400	5,305
UTI Worldwide, Inc.	110,409	7,082
Yamato Transport Co. Ltd.	499,000	6,601
		30,401
Airlines - 0.7%
ACE Aviation Holdings, Inc. Class A (a)	269,000	7,397
AirTran Holdings, Inc. (a)	3,472,900	28,825
Delta Air Lines, Inc. (a)	3,101,134	10,203
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Frontier Airlines, Inc. (a)(f)	3,561,208	$ 34,579
Northwest Airlines Corp. (a)	792,685	4,106
		85,110
Building Products - 0.2%
American Standard Companies, Inc.	180,100	8,052
Masco Corp.	473,700	14,917
York International Corp.	233,000	9,117
		32,086
Commercial Services & Supplies - 0.5%
Career Education Corp. (a)	455,700	14,327
Cendant Corp.	1,084,700	21,596
Corrections Corp. of America (a)	89,200	3,376
Education Management Corp. (a)	223,100	6,247
Herman Miller, Inc.	322,300	9,218
HNI Corp.	180,800	9,159
Steelcase, Inc. Class A	49,600	652
		64,575
Construction & Engineering - 1.3%
Dycom Industries, Inc. (a)	1,009,700	23,486
Fluor Corp.	1,008,800	52,014
Foster Wheeler Ltd. (a)	580,900	8,568
Granite Construction, Inc.	902,300	20,374
Jacobs Engineering Group, Inc. (a)	267,700	13,040
Larsen & Toubro Ltd.	421,480	9,381
MasTec, Inc. (a)	1,422,190	9,600
Shaw Group, Inc. (a)	803,200	14,514
SNC-Lavalin Group, Inc.	9,900	574
URS Corp. (a)	631,300	19,412
		170,963
Electrical Equipment - 0.2%
A.O. Smith Corp.	347,100	9,892
ABB Ltd. sponsored ADR (a)	642,200	4,046
Acuity Brands, Inc.	183,400	4,385
American Power Conversion Corp.	297,500	7,217
		25,540
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 2.7%
General Electric Co.	7,643,220	$ 276,685
Tyco International Ltd.	2,231,500	69,868
		346,553
Machinery - 1.0%
Albany International Corp. Class A	203,300	6,375
Astec Industries, Inc. (a)	321,185	7,484
Briggs & Stratton Corp.	248,000	8,028
Freightcar America, Inc.	78,700	1,528
Gardner Denver, Inc. (a)	223,100	8,152
Manitowoc Co., Inc.	148,800	5,952
Navistar International Corp. (a)	201,400	5,947
SPX Corp.	438,300	16,958
Terex Corp. (a)	126,956	4,746
The Weir Group PLC	1,169,555	6,765
Timken Co.	1,080,400	26,837
Wabash National Corp.	440,000	11,220
Watts Water Technologies, Inc. Class A	466,100	14,566
		124,558
Marine - 0.1%
Alexander & Baldwin, Inc.	307,395	12,520
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	391,700	18,900
Laidlaw International, Inc. (a)	951,300	21,300
Norfolk Southern Corp.	618,300	19,415
		59,615
Trading Companies & Distributors - 0.2%
UAP Holding Corp.	471,100	6,779
United Rentals, Inc. (a)	269,500	4,956
WESCO International, Inc. (a)	600,000	14,508
		26,243
TOTAL INDUSTRIALS		1,209,177
INFORMATION TECHNOLOGY - 10.8%
Communications Equipment - 1.1%
Andrew Corp. (a)	495,800	6,083
Avaya, Inc. (a)	3,127,900	27,150
Avocent Corp. (a)	356,000	8,950
Cisco Systems, Inc. (a)	495,800	8,567
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Comverse Technology, Inc. (a)	101,200	$ 2,306
Enterasys Networks, Inc. (a)	1,392,200	1,002
Finisar Corp. (a)	512,900	646
Harris Corp.	208,200	5,871
Juniper Networks, Inc. (a)	319,300	7,213
Lucent Technologies, Inc. (a)	391,700	952
Motorola, Inc.	1,671,200	25,636
QUALCOMM, Inc.	411,500	14,357
Sycamore Networks, Inc. (a)	7,916,000	26,598
		135,331
Computers & Peripherals - 1.4%
Diebold, Inc.	243,900	11,797
Hutchinson Technology, Inc. (a)	342,286	12,678
International Business Machines Corp.	595,000	45,446
Lexmark International, Inc. Class A (a)	109,600	7,612
Maxtor Corp. (a)	5,158,000	25,016
McDATA Corp. Class A (a)	495,800	1,527
Seagate Technology	1,671,100	29,378
Storage Technology Corp. (a)	737,500	20,503
Western Digital Corp. (a)	1,694,000	21,497
		175,454
Electronic Equipment & Instruments - 2.5%
Agilent Technologies, Inc. (a)	1,239,600	25,722
Amphenol Corp. Class A	958,800	37,815
Arrow Electronics, Inc. (a)	460,700	11,213
Avnet, Inc. (a)	624,100	11,789
Bell Microproducts, Inc. (a)	1,032,438	8,260
Celestica, Inc. (sub. vtg.) (a)	2,779,700	32,141
Flextronics International Ltd. (a)	3,220,000	35,903
Hon Hai Precision Industries Co. Ltd. unit	1,604,248	15,080
Ingram Micro, Inc. Class A (a)	1,496,000	24,923
KEMET Corp. (a)	297,500	1,859
Mettler-Toledo International, Inc. (a)	209,000	9,583
Molex, Inc.	338,900	8,611
Sanmina-SCI Corp. (a)	2,716,700	10,894
Solectron Corp. (a)	12,318,800	40,652
Symbol Technologies, Inc.	2,564,000	34,281
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Tektronix, Inc.	366,900	$ 7,947
Vishay Intertechnology, Inc. (a)	627,600	6,709
		323,382
Internet Software & Services - 0.2%
Yahoo!, Inc. (a)	768,500	26,521
IT Services - 0.4%
Affiliated Computer Services, Inc. Class A (a)	208,200	9,925
BearingPoint, Inc. (a)	1,563,600	9,679
Ceridian Corp. (a)	1,271,900	21,457
The BISYS Group, Inc. (a)	347,100	4,901
Wright Express Corp.	247,900	4,140
		50,102
Office Electronics - 0.2%
Xerox Corp. (a)	2,181,500	28,905
Semiconductors & Semiconductor Equipment - 4.1%
Agere Systems, Inc.:
Class A (a)		25,554
Class B (a)	18,269,316	21,558
AMIS Holdings, Inc. (a)	198,300	2,233
Amkor Technology, Inc. (a)	475,900	1,537
Analog Devices, Inc.	148,800	5,076
Applied Materials, Inc.	173,500	2,580
Asat Holdings Ltd. sponsored ADR (a)	1,345,400	1,251
ASML Holding NV (NY Shares) (a)	1,431,800	20,747
Atmel Corp. (a)	1,686,000	3,895
ATMI, Inc. (a)(f)	1,974,559	45,247
Axcelis Technologies, Inc. (a)	2,950,900	18,325
Cascade Microtech, Inc.	365,600	3,945
Conexant Systems, Inc. (a)	1,793,000	2,008
Credence Systems Corp. (a)	1,658,820	10,434
Cymer, Inc. (a)	621,800	15,414
Cypress Semiconductor Corp. (a)	570,200	6,837
Fairchild Semiconductor International, Inc. (a)	2,388,800	32,129
FormFactor, Inc. (a)	483,300	11,039
Freescale Semiconductor, Inc.:
Class A	2,022,900	37,869
Class B (a)	5,240,689	98,839
Integrated Circuit Systems, Inc. (a)	825,000	15,073
Integrated Device Technology, Inc. (a)	272,700	2,918
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	198,400	$ 4,666
Intersil Corp. Class A	1,840,200	32,130
LTX Corp. (a)(f)	3,375,813	12,963
National Semiconductor Corp.	2,253,600	42,999
NVIDIA Corp. (a)	173,500	3,807
ON Semiconductor Corp. (a)	1,090,900	3,753
PMC-Sierra, Inc. (a)	928,900	7,487
Samsung Electronics Co. Ltd.	34,950	15,843
Silicon Laboratories, Inc. (a)	446,200	11,333
Teradyne, Inc. (a)	782,100	8,619
Vitesse Semiconductor Corp. (a)	1,537,100	3,197
		531,305
Software - 0.9%
Activision, Inc. (a)	264,400	3,823
BEA Systems, Inc. (a)	2,504,449	17,281
Cadence Design Systems, Inc. (a)	1,018,800	14,263
Cognos, Inc. (a)	163,600	6,306
FileNET Corp. (a)	275,400	7,298
Informatica Corp. (a)	595,100	4,600
Macromedia, Inc. (a)	471,036	18,658
Macrovision Corp. (a)	124,000	2,536
Microsoft Corp.	906,300	22,929
Symantec Corp. (a)	99,200	1,863
Take-Two Interactive Software, Inc. (a)	408,750	9,618
TIBCO Software, Inc. (a)	471,000	3,363
VERITAS Software Corp. (a)	371,700	7,653
		120,191
TOTAL INFORMATION TECHNOLOGY		1,391,191
MATERIALS - 4.4%
Chemicals - 1.6%
Airgas, Inc.	427,700	9,375
Albemarle Corp.	351,800	12,879
Celanese Corp. Class A	590,200	8,587
Crompton Corp.	307,700	4,323
Cytec Industries, Inc.	119,000	5,488
Dow Chemical Co.	682,200	31,333
Ferro Corp.	49,600	899
Great Lakes Chemical Corp.	118,900	3,691
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Lyondell Chemical Co.	2,303,140	$ 57,786
Monsanto Co.	431,400	25,289
Mosaic Co. (a)	541,500	6,958
NOVA Chemicals Corp.	826,500	26,791
Praxair, Inc.	269,900	12,639
Rhodia SA (a)	2,627,800	4,645
		210,683
Construction Materials - 0.3%
Eagle Materials, Inc.	197,000	14,824
Martin Marietta Materials, Inc.	188,400	10,360
Rinker Group Ltd.	495,800	4,403
Vulcan Materials Co.	148,800	7,892
		37,479
Containers & Packaging - 0.8%
Owens-Illinois, Inc. (a)	1,925,400	47,211
Packaging Corp. of America	233,100	5,219
Pactiv Corp. (a)	1,841,740	39,487
Smurfit-Stone Container Corp. (a)	1,186,400	15,554
		107,471
Metals & Mining - 1.6%
Agnico-Eagle Mines Ltd.	992,316	13,130
Alcan, Inc.	963,100	31,227
Alcoa, Inc.	963,300	27,955
Compass Minerals International, Inc.	238,000	5,748
Falconbridge Ltd.	251,500	8,344
Fording Canadian Coal Trust	143,800	12,679
Freeport-McMoRan Copper & Gold, Inc. Class B	217,700	7,545
Goldcorp, Inc.	1,687,550	21,873
Inmet Mining Corp. (a)	160,400	2,046
Ivanhoe Mines Ltd. (a)	99,200	683
Lionore Mining International Ltd. (a)	639,900	3,178
Massey Energy Co.	189,300	6,836
Meridian Gold, Inc. (a)	1,916,800	29,308
Noranda, Inc.	441,900	8,288
Phelps Dodge Corp.	84,600	7,263
Stillwater Mining Co. (a)	1,043,600	7,618
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	322,300	6,474
		200,195
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Tembec, Inc. (a)	943,400	$ 2,587
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	654,000	7,187
		9,774
TOTAL MATERIALS		565,602
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.8%
AT&T Corp.	421,500	8,063
BellSouth Corp.	1,049,900	27,812
Citizens Communications Co.	319,900	4,079
Covad Communications Group, Inc. (a)(f)	15,640,000	17,751
Philippine Long Distance Telephone Co. sponsored ADR	348,800	8,989
SBC Communications, Inc.	3,347,100	79,661
Telewest Global, Inc. (a)	640,872	11,882
Verizon Communications, Inc.	2,103,600	75,309
		233,546
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A (a)	2,968,000	51,139
Crown Castle International Corp. (a)	1,093,300	17,635
Mobile TeleSystems OJSC sponsored ADR	168,600	5,665
MTN Group Ltd.	520,600	3,684
Nextel Communications, Inc. Class A (a)	805,000	22,532
Nextel Partners, Inc. Class A (a)	1,073,200	25,242
NII Holdings, Inc. (a)	322,300	16,138
SpectraSite, Inc. (a)	317,732	17,834
Wireless Facilities, Inc. (a)	545,400	2,885
		162,754
TOTAL TELECOMMUNICATION SERVICES		396,300
UTILITIES - 2.2%
Electric Utilities - 1.3%
Allegheny Energy, Inc. (a)	114,000	2,786
Entergy Corp.	218,800	16,038
Exelon Corp.	638,200	31,591
PG&E Corp.	585,000	20,311
Pinnacle West Capital Corp.	99,200	4,156
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	189,900	$ 10,304
TXU Corp.	913,200	78,343
		163,529
Multi-Utilities & Unregulated Power - 0.9%
AES Corp. (a)	5,161,917	83,004
CMS Energy Corp. (a)	383,800	4,959
Dominion Resources, Inc.	338,300	25,508
Duke Energy Corp.	84,300	2,461
NorthWestern Energy Corp.	64,500	1,808
NRG Energy, Inc. (a)	84,300	2,622
		120,362
TOTAL UTILITIES		283,891
TOTAL COMMON STOCKS (Cost $7,562,056)		8,783,735
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	99,100	5,455
UTILITIES - 0.0%
Gas Utilities - 0.0%
SEMCO Energy, Inc. 5.00% (g)	5,000	914
TOTAL CONVERTIBLE PREFERRED STOCKS		6,369
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche AG (non-vtg.)	7,811	5,089
TOTAL PREFERRED STOCKS (Cost $11,068)		11,458
Corporate Bonds - 7.7%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 1.53% 9/18/13 (g)(j)	$ 990	$ 728
Internet & Catalog Retail - 0.0%
Priceline.com, Inc. 2.25% 1/15/25 (g)	350	330
TOTAL CONSUMER DISCRETIONARY		1,058
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Nash-Finch Co. 1.6314% 3/15/35 (e)(g)	1,985	826
ENERGY - 0.0%
Oil & Gas - 0.0%
McMoRan Exploration Co. 5.25% 10/6/11 (g)	1,980	2,551
FINANCIALS - 0.0%
Insurance - 0.0%
American Equity Investment Life Holding Co. 5.25% 12/6/24 (g)	1,980	2,193
HEALTH CARE - 0.2%
Biotechnology - 0.1%
BioMarin Pharmaceutical, Inc. 3.5% 6/15/08 (g)	1,000	865
Cephalon, Inc. 0% 6/15/33 (g)	5,000	4,506
deCODE genetics, Inc. 3.5% 4/15/11 (g)	1,000	783
Oscient Pharmaceuticals Corp. 3.5% 4/15/11 (g)	2,000	1,520
Regeneron Pharmaceuticals, Inc. 5.5% 10/17/08	2,000	1,700
		9,374
Pharmaceuticals - 0.1%
IVAX Corp. 1.5% 3/1/24 (g)	10,000	9,675
TOTAL HEALTH CARE		19,049
INDUSTRIALS - 0.0%
Airlines - 0.0%
AMR Corp. 4.5% 2/15/24	4,900	3,341
Atlantic Coast Airlines Holdings, Inc. 6% 2/15/34 (g)	1,000	148
Delta Air Lines, Inc. 2.875% 2/18/24 (g)	5,000	1,581
Mesa Air Group, Inc. 2.115% 2/10/24 (e)(g)	1,700	566
		5,636
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Finisar Corp. 5.25% 10/15/08	$ 6,703	$ 5,228
Computers & Peripherals - 0.0%
Synaptics, Inc. 0.75% 12/1/24 (g)	1,980	1,453
Semiconductors & Semiconductor Equipment - 0.0%
ASM International NV 4.25% 12/6/11 (g)	1,980	1,792
TOTAL INFORMATION TECHNOLOGY		8,473
MATERIALS - 0.0%
Metals & Mining - 0.0%
Apex Silver Mines Ltd. 2.875% 3/15/24 (g)	2,000	1,283
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Covad Communications Group, Inc. 3% 3/15/24 (g)	5,000	3,363
Level 3 Communications, Inc. 5.25% 12/15/11 (g)	1,980	1,240
		4,603
TOTAL CONVERTIBLE BONDS		45,672
Nonconvertible Bonds - 7.4%
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.0%
Dana Corp. 6.5% 3/1/09	560	555
Delco Remy International, Inc. 9.375% 4/15/12	750	623
Stoneridge, Inc. 11.5% 5/1/12	165	174
Tenneco Automotive, Inc. 8.625% 11/15/14 (g)	535	490
Visteon Corp. 8.25% 8/1/10	690	531
		2,373
Automobiles - 0.2%
Ford Motor Co. 7.45% 7/16/31	10,000	8,217
General Motors Corp.:
7.2% 1/15/11	11,000	9,289
8.375% 7/15/33	2,530	1,926
		19,432
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13 (g)	435	448
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Friendly Ice Cream Corp. 8.375% 6/15/12	$ 235	$ 219
Gaylord Entertainment Co. 8% 11/15/13	460	462
Host Marriott LP 7.125% 11/1/13	1,000	1,010
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (g)	1,070	1,022
Mandalay Resort Group 6.5% 7/31/09	910	920
MGM MIRAGE:
5.875% 2/27/14	1,430	1,359
9.75% 6/1/07	115	124
Morton's Restaurant Group, Inc. 7.5% 7/1/10	280	272
Park Place Entertainment Corp. 7.875% 12/15/05	1,360	1,387
Penn National Gaming, Inc. 6.875% 12/1/11	1,400	1,400
Six Flags, Inc. 9.625% 6/1/14	795	676
Station Casinos, Inc. 6% 4/1/12	900	893
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	1,025	1,163
Uno Restaurant Corp. 10% 2/15/11 (g)	720	702
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (g)	1,480	1,376
		13,433
Household Durables - 0.0%
WCI Communities, Inc. 7.875% 10/1/13	550	547
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14	340	345
Media - 0.4%
Advanstar Communications, Inc. 10.75% 8/15/10	560	613
AOL Time Warner, Inc.:
6.875% 5/1/12	3,840	4,276
7.625% 4/15/31	4,975	6,063
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	7,750	8,773
Cablevision Systems Corp.:
7.89% 4/1/09 (g)(j)	1,420	1,441
8% 4/15/12 (g)	605	600
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	1,090	692
9.625% 11/15/09	1,315	967
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (g)	$ 1,160	$ 1,117
Cox Communications, Inc. 5.45% 12/15/14 (g)	7,500	7,472
CSC Holdings, Inc.:
7.625% 4/1/11	2,155	2,209
7.625% 7/15/18	235	235
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	577	640
Dex Media, Inc. 8% 11/15/13	500	513
Houghton Mifflin Co. 9.875% 2/1/13	1,750	1,776
Kabel Deutschland GmbH 10.625% 7/1/14 (g)	490	524
LBI Media Holdings, Inc. 0% 10/15/13 (d)	1,390	1,015
LBI Media, Inc. 10.125% 7/15/12	655	724
Liberty Media Corp. 8.25% 2/1/30	6,315	6,449
News America Holdings, Inc. 7.75% 12/1/45	1,190	1,421
News America, Inc. 6.2% 12/15/34	2,310	2,331
Nexstar Broadcasting, Inc. 7% 1/15/14	1,110	999
PanAmSat Corp. 9% 8/15/14	311	323
PRIMEDIA, Inc. 7.625% 4/1/08	1,330	1,330
Rogers Cable, Inc. 6.75% 3/15/15	1,200	1,154
Videotron Ltee 6.875% 1/15/14	1,100	1,084
		54,741
Multiline Retail - 0.0%
Dillard's, Inc. 6.69% 8/1/07	1,730	1,752
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	1,120	1,008
9% 6/15/12	1,000	980
Sonic Automotive, Inc. 8.625% 8/15/13	1,705	1,654
		3,642
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. 7.73% 4/1/12 (g)(j)	550	506
TOTAL CONSUMER DISCRETIONARY		96,771
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Ahold Finance USA, Inc.:
6.875% 5/1/29	$ 530	$ 504
8.25% 7/15/10	825	897
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13	920	943
Jean Coutu Group, Inc.:
7.625% 8/1/12	300	297
8.5% 8/1/14	770	724
NeighborCare, Inc. 6.875% 11/15/13	1,105	1,138
Rite Aid Corp. 6% 12/15/05 (g)	855	842
Stater Brothers Holdings, Inc. 6.51% 6/15/10 (j)	730	715
Wal-Mart Stores, Inc. 4.125% 2/15/11	6,095	5,984
		12,044
Food Products - 0.0%
Cadbury Schweppes U.S. Finance LLC 3.875% 10/1/08 (g)	3,080	3,018
Del Monte Corp. 6.75% 2/15/15 (g)	430	417
Dole Food Co., Inc. 7.25% 6/15/10	730	730
Kraft Foods, Inc. 5.25% 6/1/07	1,720	1,753
Smithfield Foods, Inc. 7% 8/1/11	1,460	1,489
United Agriculture Products, Inc. 9% 12/15/11	353	342
		7,749
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	9,585	10,585
TOTAL CONSUMER STAPLES		30,378
ENERGY - 0.7%
Energy Equipment & Services - 0.1%
Grant Prideco, Inc.:
9% 12/15/09	210	229
9.625% 12/1/07	540	593
Hanover Compressor Co. 9% 6/1/14	570	593
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	740	725
Petronas Capital Ltd. 7% 5/22/12 (g)	11,260	12,653
Pride International, Inc. 7.375% 7/15/14	480	518
Seabulk International, Inc. 9.5% 8/15/13	700	795
		16,106
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - 0.6%
Amerada Hess Corp. 7.125% 3/15/33	$ 11,490	$ 12,923
Canadian Oil Sands Ltd. 4.8% 8/10/09 (g)	4,715	4,719
Chesapeake Energy Corp. 7.5% 6/15/14	430	449
El Paso Corp.:
7% 5/15/11	870	815
7.875% 6/15/12	1,485	1,442
El Paso Energy Corp.:
6.95% 12/15/07	450	446
7.375% 12/15/12	630	592
El Paso Production Holding Co. 7.75% 6/1/13	1,440	1,447
EnCana Holdings Finance Corp. 5.8% 5/1/14	7,070	7,474
Enterprise Products Operating LP 5.75% 3/1/35 (g)	5,560	5,171
General Maritime Corp. 10% 3/15/13	1,585	1,704
Kinder Morgan Energy Partners LP 5.8% 3/15/35	2,400	2,343
Nexen, Inc. 5.875% 3/10/35	9,845	9,490
Pemex Project Funding Master Trust:
6.125% 8/15/08	4,000	4,110
7.375% 12/15/14	5,550	6,030
Plains Exploration & Production Co. 8.75% 7/1/12	960	1,037
Range Resources Corp. 7.375% 7/15/13	810	834
Ship Finance International Ltd. 8.5% 12/15/13	2,615	2,510
Teekay Shipping Corp. 8.875% 7/15/11	1,110	1,243
The Coastal Corp.:
6.5% 5/15/06	1,700	1,711
7.5% 8/15/06	1,935	1,976
7.75% 6/15/10	325	316
Williams Companies, Inc.:
7.125% 9/1/11	4,055	4,227
7.5% 1/15/31	2,010	2,075
7.625% 7/15/19	1,360	1,482
		76,566
TOTAL ENERGY		92,672
FINANCIALS - 2.6%
Capital Markets - 0.3%
Bank of New York Co., Inc.:
3.4% 3/15/13 (j)	2,000	1,935
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Bank of New York Co., Inc.: - continued
4.25% 9/4/12 (j)	$ 2,490	$ 2,480
Goldman Sachs Group, Inc. 5.125% 1/15/15	17,970	17,946
Legg Mason, Inc. 6.75% 7/2/08	2,405	2,585
Morgan Stanley 4% 1/15/10	14,000	13,636
		38,582
Commercial Banks - 0.4%
Bank One Corp.:
5.25% 1/30/13	7,610	7,785
6% 8/1/08	2,615	2,745
Korea Development Bank:
3.875% 3/2/09	8,325	8,108
5.75% 9/10/13	4,415	4,622
Union Planters Corp. 7.75% 3/1/11	7,500	8,683
US Bank NA, Minneapolis 6.3% 2/4/14	3,065	3,392
Wachovia Bank NA 4.875% 2/1/15	10,000	9,968
Wells Fargo & Co. 4.2% 1/15/10	10,165	10,062
		55,365
Consumer Finance - 0.7%
American General Finance Corp.:
2.75% 6/15/08	335	319
4.625% 5/15/09	12,515	12,553
Capital One Bank 6.5% 6/13/13	10,670	11,542
Ford Motor Credit Co.:
7% 10/1/13	5,000	4,500
7.25% 10/25/11	5,000	4,621
7.375% 10/28/09	15,475	14,887
General Electric Capital Corp.:
6% 6/15/12	9,000	9,675
6.125% 2/22/11	11,600	12,559
General Motors Acceptance Corp. 6.875% 9/15/11	6,210	5,441
Household Finance Corp.:
4.125% 11/16/09	7,765	7,621
5.875% 2/1/09	3,500	3,667
7% 5/15/12	1,235	1,393
MBNA Corp. 7.5% 3/15/12	2,030	2,310
		91,088
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.3%
Citigroup, Inc.:
4.125% 2/22/10	$ 3,835	$ 3,778
5% 9/15/14	7,000	7,046
5.625% 8/27/12	3,065	3,230
Duke Capital LLC 4.331% 11/16/06	1,215	1,217
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (g)	8,000	8,993
J.P. Morgan & Co., Inc. 6.25% 1/15/09	2,850	3,022
J.P. Morgan Chase & Co. 5.625% 8/15/06	6,385	6,514
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (g)	4,350	4,500
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,660	1,581
Universal City Florida Holding Co. I/II 7.4925% 5/1/10 (g)(j)	290	302
		40,183
Insurance - 0.3%
Aegon NV 4.75% 6/1/13	5,200	5,131
Assurant, Inc. 5.625% 2/15/14	2,195	2,274
Axis Capital Holdings Ltd. 5.75% 12/1/14	3,255	3,302
MetLife, Inc. 6.125% 12/1/11	9,360	10,134
Metropolitan Life Global Funding I:
2.6% 6/19/08 (g)	400	383
4.25% 7/30/09 (g)	2,700	2,690
Provident Companies, Inc.:
7% 7/15/18	80	80
7.25% 3/15/28	105	103
Prudential Financial, Inc. 3.75% 5/1/08	2,365	2,330
Travelers Property Casualty Corp. 6.375% 3/15/33	1,580	1,692
UnumProvident Corp.:
6.75% 12/15/28	580	537
7.625% 3/1/11	445	475
XL Capital Ltd. 5.25% 9/15/14	4,210	4,188
		33,319
Real Estate - 0.4%
Boston Properties, Inc. 6.25% 1/15/13	4,400	4,728
CarrAmerica Realty Corp. 5.25% 11/30/07	2,205	2,235
Colonial Properties Trust 4.75% 2/1/10	4,205	4,145
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
Developers Diversified Realty Corp.:
5% 5/3/10	$ 4,165	$ 4,161
5.25% 4/15/11	6,165	6,199
EOP Operating LP:
4.65% 10/1/10	4,805	4,733
4.75% 3/15/14	14,900	14,306
Gables Realty LP 5.75% 7/15/07	4,795	4,928
Senior Housing Properties Trust:
7.875% 4/15/15	460	482
8.625% 1/15/12	580	629
		46,546
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	1,165	1,125
4.125% 9/15/09	7,000	6,853
5.625% 5/15/07	4,700	4,817
Independence Community Bank Corp. 3.75% 4/1/14 (j)	2,945	2,817
Washington Mutual Bank 6.875% 6/15/11	3,300	3,656
Washington Mutual, Inc.:
4.2% 1/15/10	2,585	2,536
5% 3/22/12	9,000	9,118
		30,922
TOTAL FINANCIALS		336,005
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
AmeriPath, Inc. 10.5% 4/1/13	985	985
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (g)	460	474
Carriage Services, Inc. 7.875% 1/15/15 (g)	430	432
Community Health Systems, Inc. 6.5% 12/15/12	590	572
DaVita, Inc.:
6.625% 3/15/13 (g)	730	726
7.25% 3/15/15 (g)	1,610	1,578
HCA, Inc. 6.375% 1/15/15	640	647
HealthSouth Corp.:
7.625% 6/1/12	1,085	1,047
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HealthSouth Corp.: - continued
10.75% 10/1/08	$ 1,185	$ 1,221
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	1,285	1,314
National Nephrology Associates, Inc. 9% 11/1/11 (g)	340	377
Psychiatric Solutions, Inc. 10.625% 6/15/13	370	406
Tenet Healthcare Corp.:
7.375% 2/1/13	1,940	1,824
9.875% 7/1/14	580	600
U.S. Oncology, Inc.:
9% 8/15/12	1,500	1,545
10.75% 8/15/14	375	396
		14,144
Pharmaceuticals - 0.0%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (g)	360	284
TOTAL HEALTH CARE		14,428
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BE Aerospace, Inc. 8% 3/1/08	1,130	1,119
Bombardier, Inc.:
6.3% 5/1/14 (g)	2,615	2,249
7.45% 5/1/34 (g)	3,000	2,460
		5,828
Airlines - 0.2%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	714	724
6.978% 10/1/12	1,542	1,574
7.024% 4/15/11	3,700	3,777
7.377% 5/23/19	1,364	886
7.379% 5/23/16	768	491
7.8% 4/1/08	425	380
8.608% 10/1/12	1,155	1,051
10.18% 1/2/13	675	459
10.32% 7/30/14 (g)	625	406
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
AMR Corp.:
9.17% 1/30/12	$ 140	$ 85
10.13% 6/15/11	140	85
10.45% 11/15/11	405	245
Continental Airlines, Inc. pass thru trust certificates:
6.9% 7/2/18	328	253
7.056% 3/15/11	1,125	1,144
7.568% 12/1/06	630	507
8.312% 10/2/12	288	216
8.321% 11/1/06	50	50
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	73	49
9.5% 11/18/08 (g)	1,137	921
10.14% 8/14/12	120	46
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	20	11
7.57% 11/18/10	5,430	5,010
7.779% 11/18/05	72	53
7.779% 1/2/12	3,382	1,353
7.92% 5/18/12	345	152
Northwest Airlines, Inc. pass thru trust certificates:
7.626% 4/1/10	1,114	836
7.67% 1/2/15	284	202
7.691% 4/1/17	861	654
8.07% 1/2/15	560	286
		21,906
Building Products - 0.0%
Building Materials Corp. of America 7.75% 8/1/14	820	779
Mueller Group, Inc. 7.4925% 11/1/11 (j)	660	670
Nortek, Inc. 8.5% 9/1/14	510	449
		1,898
Commercial Services & Supplies - 0.0%
Worldspan LP/WS Financing Corp. 9.0244% 2/15/11 (g)(j)	120	103
Machinery - 0.0%
Invensys PLC 9.875% 3/15/11 (g)	2,405	2,381
Park-Ohio Industries, Inc. 8.375% 11/15/14 (g)	380	324
		2,705
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15 (g)	$ 850	$ 863
H-Lines Finance Holding Corp. 0% 4/1/13 (d)(g)	240	186
		1,049
Road & Rail - 0.0%
TFM SA de CV yankee 10.25% 6/15/07	285	302
TOTAL INDUSTRIALS		33,791
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.125% 1/15/14	450	443
Lucent Technologies, Inc.:
6.45% 3/15/29	550	465
6.5% 1/15/28	135	112
Motorola, Inc. 8% 11/1/11	8,145	9,543
		10,563
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	2,000	1,988
Sanmina-SCI Corp. 10.375% 1/15/10	930	1,021
		3,009
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27	1,450	1,472
Xerox Corp.:
7.125% 6/15/10	1,280	1,350
7.625% 6/15/13	675	724
		3,546
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc.:
5.8906% 7/15/09 (j)	910	933
6.875% 7/15/11	1,060	1,097
Semiconductor Note Participation Trust 0% 8/4/11 (g)	1,505	2,167
		4,197
TOTAL INFORMATION TECHNOLOGY		21,315
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 0.3%
Chemicals - 0.1%
America Rock Salt Co. LLC 9.5% 3/15/14	$ 560	$ 571
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	925	1,015
Berry Plastics Corp. 10.75% 7/15/12	1,285	1,433
Crystal US Holding 3LLC/Crystal US Sub 3Corp. Series B, 0% 10/1/14 (d)(g)	175	114
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	1,500	1,658
Huntsman Advanced Materials LLC 11% 7/15/10 (g)	440	502
Huntsman International LLC 9.875% 3/1/09	1,020	1,099
Lyondell Chemical Co. 9.5% 12/15/08	1,830	1,940
Millennium America, Inc. 9.25% 6/15/08	1,000	1,065
PolyOne Corp. 8.875% 5/1/12	410	431
		9,828
Construction Materials - 0.0%
RMCC Acquisition Co. 9.5% 11/1/12 (g)	1,900	1,853
Texas Industries, Inc. 10.25% 6/15/11	1,000	1,130
		2,983
Containers & Packaging - 0.0%
BWAY Corp. 10% 10/15/10	820	830
Crown European Holdings SA 10.875% 3/1/13	1,150	1,311
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	605	640
Owens-Illinois, Inc.:
7.35% 5/15/08	1,560	1,599
7.8% 5/15/18	1,040	1,050
8.1% 5/15/07	615	640
		6,070
Metals & Mining - 0.1%
California Steel Industries, Inc. 6.125% 3/15/14	745	693
Compass Minerals International, Inc. 0% 12/15/12 (d)	1,140	980
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	530	541
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	1,585	1,732
International Steel Group, Inc. 6.5% 4/15/14	805	789
Newmont Mining Corp. 5.875% 4/1/35	7,000	7,027
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Novelis, Inc. 7.25% 2/15/15 (g)	$ 1,900	$ 1,834
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	1,355	1,206
		14,802
Paper & Forest Products - 0.1%
Georgia-Pacific Corp.:
7.5% 5/15/06	1,205	1,235
8.125% 5/15/11	1,000	1,090
9.5% 12/1/11	520	615
International Paper Co. 4.25% 1/15/09	995	983
Norske Skog Canada Ltd. 8.625% 6/15/11	790	802
Stone Container Corp. 9.75% 2/1/11	1,345	1,412
Weyerhaeuser Co. 5.25% 12/15/09	1,457	1,503
		7,640
TOTAL MATERIALS		41,323
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.1%
AT&T Broadband Corp. 8.375% 3/15/13	7,500	9,105
British Telecommunications PLC:
8.375% 12/15/10	3,930	4,611
8.875% 12/15/30	4,565	6,234
Deutsche Telekom International Finance BV:
5.25% 7/22/13	2,585	2,640
8.25% 6/15/05	2,350	2,363
8.5% 6/15/10	5,535	6,419
8.75% 6/15/30	3,460	4,636
France Telecom SA 8% 3/1/11 (e)	7,635	8,799
Koninklijke KPN NV yankee 8% 10/1/10	7,800	8,986
KT Corp. 5.875% 6/24/14 (g)	2,925	3,068
New Skies Satellites BV 7.4375% 11/1/11 (g)(j)	1,250	1,269
Qwest Capital Funding, Inc.:
7% 8/3/09	1,340	1,206
7.75% 8/15/06	3,525	3,543
Qwest Communications International, Inc. 7.75% 2/15/14 (g)	1,095	1,054
Qwest Corp. 9.125% 3/15/12 (g)	905	959
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.:
5.1% 9/15/14	$ 6,750	$ 6,753
5.875% 8/15/12	4,000	4,248
Sprint Capital Corp. 6.875% 11/15/28	10,000	11,151
Telecom Italia Capital:
4% 11/15/08	500	489
4.95% 9/30/14 (g)	5,000	4,870
5.25% 11/15/13	2,000	2,004
6% 9/30/34 (g)	5,100	5,052
Telefonos de Mexico SA de CV 4.75% 1/27/10 (g)	9,500	9,299
TELUS Corp. yankee 7.5% 6/1/07	11,770	12,498
Verizon Global Funding Corp. 7.25% 12/1/10	10,535	11,830
Verizon New York, Inc.:
6.875% 4/1/12	7,725	8,461
7.375% 4/1/32	3,250	3,700
		145,247
Wireless Telecommunication Services - 0.3%
America Movil SA de CV 6.375% 3/1/35	7,000	6,504
AT&T Wireless Services, Inc.:
7.875% 3/1/11	10,380	11,943
8.75% 3/1/31	5,000	6,819
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	670	717
10.75% 8/1/11	460	490
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	585	633
Intelsat Ltd.:
6.5% 11/1/13	755	593
7.625% 4/15/12	870	740
7.7938% 1/15/12 (g)(j)	730	741
Millicom International Cellular SA 10% 12/1/13	1,170	1,135
Nextel Communications, Inc. 7.375% 8/1/15	2,000	2,130
Nextel Partners, Inc. 8.125% 7/1/11	495	530
Rogers Communications, Inc.:
6.135% 12/15/10 (j)	450	459
6.375% 3/1/14	1,500	1,429
7.25% 12/15/12	290	295
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Communications, Inc.: - continued
7.5% 3/15/15	$ 740	$ 757
Western Wireless Corp. 9.25% 7/15/13	920	1,049
		36,964
TOTAL TELECOMMUNICATION SERVICES		182,211
UTILITIES - 0.8%
Electric Utilities - 0.4%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (g)	1,255	1,318
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,080	3,177
Detroit Edison Co. 5.2% 10/15/12	4,000	4,111
Duke Capital LLC:
6.25% 2/15/13	5,000	5,361
6.75% 2/15/32	3,530	3,927
Exelon Corp. 6.75% 5/1/11	2,040	2,239
FirstEnergy Corp.:
5.5% 11/15/06	2,830	2,882
6.45% 11/15/11	2,380	2,556
7.375% 11/15/31	3,715	4,378
FPL Group Capital, Inc. 3.25% 4/11/06	1,250	1,244
Nevada Power Co.:
5.875% 1/15/15 (g)	260	251
10.875% 10/15/09	570	634
Niagara Mohawk Power Corp. 8.875% 5/15/07	1,660	1,809
Public Service Co. of Colorado 5.5% 4/1/14	4,035	4,243
Reliant Energy, Inc.:
6.75% 12/15/14	365	321
9.25% 7/15/10	735	768
Sierra Pacific Power Co. 6.25% 4/15/12	360	358
Southern California Edison Co.:
4.65% 4/1/15	2,000	1,958
5% 1/15/14	2,515	2,546
TECO Energy, Inc. 10.5% 12/1/07	1,425	1,596
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (g)	610	598
		46,275
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.1%
Consolidated Natural Gas Co. 6.85% 4/15/11	$ 1,550	$ 1,725
NiSource Finance Corp. 7.875% 11/15/10	4,389	5,068
Sonat, Inc.:
6.625% 2/1/08	1,385	1,337
6.75% 10/1/07	825	815
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,320	4,890
		13,835
Multi-Utilities & Unregulated Power - 0.3%
AES Corp.:
8.5% 11/1/07	236	240
8.75% 6/15/08	347	367
8.75% 5/15/13 (g)	1,135	1,223
9.375% 9/15/10	1,143	1,242
9.5% 6/1/09	2,802	3,033
Calpine Corp. 8.8906% 7/15/07 (g)(j)	1,194	913
CMS Energy Corp.:
7.75% 8/1/10	725	745
8.9% 7/15/08	3,640	3,854
9.875% 10/15/07	1,605	1,723
Constellation Energy Group, Inc.:
6.35% 4/1/07	4,410	4,576
7% 4/1/12	2,855	3,202
Dominion Resources, Inc.:
6.25% 6/30/12	5,765	6,228
8.125% 6/15/10	7,876	9,071
NRG Energy, Inc. 8% 12/15/13 (g)	1,330	1,350
		37,767
TOTAL UTILITIES		97,877
TOTAL NONCONVERTIBLE BONDS		946,771
TOTAL CORPORATE BONDS (Cost $1,001,580)		992,443
U.S. Government and Government Agency Obligations - 13.1%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 6.2%
Fannie Mae:
0% 6/17/05	$ 6,000	$ 5,978
0% 7/1/05	338,000	336,326
3.125% 7/15/06	190,000	188,754
4.625% 10/15/13	20,000	20,135
4.625% 10/15/14	43,000	43,309
5.125% 1/2/14	37,800	38,551
6% 5/15/11	6,920	7,508
6.125% 3/15/12	11,499	12,648
6.25% 2/1/11	8,695	9,405
6.375% 6/15/09	17,065	18,478
Federal Home Loan Bank:
2.875% 8/15/06	12,000	11,875
3.375% 2/23/07	1,995	1,978
Freddie Mac:
2.375% 2/15/07	2,005	1,953
4.25% 7/15/09	7,935	7,977
4.5% 1/15/14	30,900	30,904
5.25% 11/5/12	2,810	2,828
5.75% 1/15/12	25,000	26,928
5.875% 3/21/11	23,295	24,851
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		790,386
U.S. Treasury Inflation Protected Obligations - 1.9%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	22,381	24,441
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/15	50,214	50,139
2% 1/15/14	161,901	168,061
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		242,641
U.S. Treasury Obligations - 5.0%
U.S. Treasury Bonds 6.125% 8/15/29	171,590	209,407
U.S. Treasury Notes:
2% 8/31/05	45,000	44,854
2.375% 8/31/06	37,377	36,827
2.75% 6/30/06	134,175	133,101
2.75% 7/31/06	38,000	37,663
3.375% 2/28/07	19,700	19,612
3.375% 12/15/08	48,235	47,549
3.375% 9/15/09	44,779	43,924
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4% 2/15/15	$ 35,500	$ 34,925
4.25% 11/15/13	5,500	5,540
4.25% 11/15/14	30,700	30,801
TOTAL U.S. TREASURY OBLIGATIONS		644,203
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,659,255)		1,677,230
U.S. Government Agency - Mortgage Securities - 9.8%

Fannie Mae - 8.6%
3.737% 1/1/35 (j)	957	952
3.793% 6/1/34 (j)	3,125	3,072
3.827% 12/1/34 (j)	180	180
3.83% 1/1/35 (j)	698	696
3.836% 6/1/33 (j)	479	476
3.84% 1/1/35 (j)	1,885	1,877
3.87% 1/1/35 (j)	1,173	1,170
3.878% 6/1/33 (j)	2,811	2,796
3.878% 11/1/34 (j)	4,094	4,091
3.913% 12/1/34 (j)	603	602
3.941% 10/1/34 (j)	844	840
3.975% 11/1/34 (j)	1,295	1,289
3.98% 1/1/35 (j)	878	876
3.987% 12/1/34 (j)	825	822
4% 4/1/19 to 8/1/19	24,307	23,584
4% 5/1/20 (h)	119,714	116,011
4% 1/1/35 (j)	542	540
4.017% 12/1/34 (j)	4,527	4,537
4.021% 12/1/34 (j)	678	676
4.023% 2/1/35 (j)	590	589
4.025% 1/1/35 (j)	1,185	1,182
4.029% 1/1/35 (j)	288	289
4.037% 12/1/34 (j)	432	432
4.048% 1/1/35 (j)	581	580
4.052% 2/1/35 (j)	580	580
4.072% 12/1/34 (j)	1,144	1,144
4.105% 1/1/35 (j)	1,254	1,256
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.118% 1/1/35 (j)	$ 1,263	$ 1,264
4.118% 2/1/35 (j)	417	419
4.12% 2/1/35 (j)	1,129	1,131
4.127% 1/1/35 (j)	1,285	1,292
4.128% 2/1/35 (j)	2,294	2,295
4.144% 1/1/35 (j)	1,812	1,813
4.145% 2/1/35 (j)	1,402	1,404
4.151% 1/1/35 (j)	2,104	2,107
4.162% 2/1/35 (j)	1,269	1,273
4.17% 11/1/34 (j)	1,090	1,089
4.197% 1/1/35 (j)	1,058	1,061
4.2% 1/1/35 (j)	2,461	2,485
4.202% 1/1/35 (j)	1,422	1,418
4.23% 11/1/34 (j)	353	354
4.25% 2/1/35 (j)	717	714
4.269% 10/1/34 (j)	1,893	1,909
4.305% 8/1/33 (j)	1,637	1,654
4.305% 7/1/34 (j)	675	680
4.318% 3/1/33 (j)	366	364
4.324% 12/1/34 (j)	418	418
4.349% 2/1/35 (j)	515	515
4.351% 1/1/35 (j)	713	712
4.368% 2/1/34 (j)	1,839	1,842
4.4% 2/1/35 (j)	1,138	1,135
4.437% 11/1/34 (j)	10,310	10,421
4.455% 3/1/35 (j)	975	975
4.484% 10/1/34 (j)	3,946	3,990
4.493% 8/1/34 (j)	2,573	2,589
4.499% 3/1/35 (j)	2,199	2,199
4.5% 5/1/20 (h)	26,000	25,699
4.5% 5/1/20 (h)	25,000	24,711
4.5% 6/1/33 to 4/1/35	133,494	129,123
4.53% 3/1/35 (j)	2,017	2,024
4.549% 8/1/34 (j)	1,441	1,454
4.572% 2/1/35 (j)	5,268	5,316
4.587% 2/1/35 (j)	6,352	6,374
4.625% 2/1/35 (j)	2,215	2,227
4.67% 11/1/34 (j)	2,652	2,672
4.694% 11/1/34 (j)	2,636	2,656
4.742% 3/1/35 (j)	1,232	1,243
4.748% 7/1/34 (j)	2,377	2,380
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 10/1/17 to 11/1/34	$ 230,184	$ 230,013
5% 6/1/35 (h)	100,000	98,688
5.5% 11/1/08 to 10/1/34	126,466	129,245
5.5% 5/1/35 (h)	20,298	20,482
5.5% 5/12/35 (h)	40,000	40,363
6% 4/1/13 to 1/1/33	60,507	62,385
6% 5/1/35 (h)(i)	10,890	11,179
6.5% 4/1/06 to 8/1/33 (i)	58,406	60,911
6.5% 5/1/35 (h)	3,593	3,737
7% 11/1/22 to 6/1/33	16,252	17,194
7.5% 12/1/22 to 3/1/29	2,987	3,211
8% 9/1/17	14	15
TOTAL FANNIE MAE		1,103,963
Freddie Mac - 0.9%
4% 5/1/20 (h)	40,000	38,788
4.232% 1/1/35 (j)	1,091	1,092
4.314% 12/1/34 (j)	1,084	1,082
4.364% 1/1/35 (j)	2,462	2,471
4.37% 3/1/35 (j)	1,475	1,467
4.401% 2/1/35 (j)	2,062	2,050
4.434% 2/1/35 (j)	2,356	2,366
4.441% 2/1/34 (j)	1,293	1,289
4.444% 3/1/35 (j)	925	923
4.491% 3/1/35 (j)	2,775	2,768
4.504% 3/1/35 (j)	1,100	1,099
4.564% 2/1/35 (j)	1,609	1,600
4.985% 8/1/33 (j)	463	468
5% 5/1/35 (h)	35,000	34,617
6% 5/1/33	9,769	10,053
6% 5/1/35 (h)	15,000	15,398
TOTAL FREDDIE MAC		117,531
Government National Mortgage Association - 0.3%
5.5% 1/15/32 to 5/15/34	7,100	7,231
6.5% 3/15/26 to 2/15/34	8,342	8,758
7% 11/15/22 to 12/15/32	14,638	15,537
7.5% 1/15/26 to 9/15/28	1,757	1,890
8% 1/15/17 to 10/15/29	147	159
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
9% 11/15/14 to 1/15/23	$ 91	$ 99
9.5% 12/15/20 to 3/15/23	34	38
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		33,712
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,250,520)		1,255,206
Asset-Backed Securities - 0.9%

ACE Securities Corp. Series 2003-FM1 Class M2, 4.87% 11/25/32 (j)	1,490	1,514
American Express Credit Account Master Trust:
Series 2001-6 Class B, 3.3038% 12/15/08 (j)	5,200	5,212
Series 2004-C Class C, 3.4538% 2/15/12 (g)(j)	5,398	5,409
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 3.3338% 4/15/33 (j)	720	721
Series 2003-HE7 Class A3, 3.3138% 12/15/33 (j)	2,253	2,262
Bank One Issuance Trust Series 2004-B2 Class B2, 4.37% 4/15/12	6,000	5,993
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 4.1238% 2/17/09 (j)	5,090	5,136
Series 2003-B2 Class B2, 3.5% 2/17/09	2,675	2,665
Series 2003-B4 Class B4, 3.7538% 7/15/11 (j)	3,035	3,089
Series 2004-6 Class B, 4.15% 7/16/12	6,215	6,145
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	3,500	3,466
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.92% 10/25/33 (j)	1,265	1,307
Chase Credit Card Owner Trust Series 2004-1 Class B, 3.1538% 5/15/09 (j)	2,425	2,425
Citibank Credit Card Issuance Trust Series 2000-C2 Class C2, 3.7906% 10/15/07 (j)	7,500	7,513
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 3.7% 11/25/33 (j)	700	707
Class M2, 4.77% 11/25/33 (j)	300	309
Ford Credit Auto Owner Trust Series 2005-A Class A4, 3.72% 10/15/09	3,250	3,219
Home Equity Asset Trust:
Series 2003-2:
Class A2, 3.4% 8/25/33 (j)	179	180
Class M1, 3.9% 8/25/33 (j)	1,130	1,145
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2003-4:
Class M1, 3.82% 10/25/33 (j)	$ 1,670	$ 1,686
Class M2, 4.92% 10/25/33 (j)	1,980	2,007
Home Equity Asset Trust NIMS Trust:
Series 2003-2N Class A, 8% 9/27/33 (g)	23	23
Series 2003-5N Class A, 7.5% 1/27/34 (g)	0	0
Household Home Equity Loan Trust Series 2002-2 Class A, 3.29% 4/20/32 (j)	1,980	1,983
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 3.77% 7/25/33 (j)	3,770	3,805
Class M2, 4.87% 7/25/33 (j)	1,925	1,969
MBNA Credit Card Master Note Trust:
Series 2003-B3 Class B3, 3.3288% 1/18/11 (j)	3,342	3,359
Series 2003-B5 Class B5, 3.3238% 2/15/11 (j)	4,855	4,894
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 4.12% 12/27/32 (j)	940	952
Series 2003-HE1 Class M2, 4.92% 5/25/33 (j)	2,310	2,338
Series 2003-NC8 Class M1, 3.72% 9/25/33 (j)	1,120	1,129
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 4.02% 1/25/32 (j)	1,943	1,954
Series 2002-NC1 Class M1, 3.82% 2/25/32 (g)(j)	1,438	1,449
Series 2002-NC3 Class M1, 3.74% 8/25/32 (j)	765	773
Series 2003-NC2 Class M2, 5.02% 2/25/33 (j)	1,320	1,346
New Century Home Equity Loan Trust Series 2003-2 Class A2, 3.45% 1/25/33 (j)	446	446
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	3,832	3,796
Nissan Auto Receivables OwnerTrust Series 2005-A Class A4, 3.82% 7/15/10	3,375	3,343
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	7,895	7,987
Series 2002-4 Class A, 3.0838% 8/18/09 (j)	4,200	4,201
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (g)(j)	4,320	4,323
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09	3,015	2,991
TOTAL ASSET-BACKED SECURITIES (Cost $114,776)		115,171
Collateralized Mortgage Obligations - 0.6%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.3%
Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 3.42% 3/25/35 (j)	$ 2,843	$ 2,851
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3605% 12/25/33 (j)	944	942
Class 2A1, 4.1884% 12/25/33 (j)	3,045	3,024
Series 2003-L Class 2A1, 3.9998% 1/25/34 (j)	2,861	2,831
Series 2004-B:
Class 1A1, 3.4341% 3/25/34 (j)	4,688	4,653
Class 2A2, 4.1388% 3/25/34 (j)	2,403	2,362
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	926	942
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,828	1,874
Series 2004-SL2 Class A1, 6.5% 10/25/16	937	958
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 4.32% 7/10/35 (g)(j)	3,686	3,755
Class B4, 4.52% 7/10/35 (g)(j)	2,813	2,862
Class B5, 5.12% 7/10/35 (g)(j)	2,619	2,678
Class B6, 5.62% 7/10/35 (g)(j)	1,164	1,190
Series 2003-CB1:
Class B3, 4.22% 6/10/35 (g)(j)	1,298	1,323
Class B4, 4.42% 6/10/35 (g)(j)	1,158	1,178
Class B5, 5.02% 6/10/35 (g)(j)	790	807
Class B6, 5.52% 6/10/35 (g)(j)	470	481
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 3.47% 6/25/33 (g)(j)	2,214	2,222
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	683	711
TOTAL PRIVATE SPONSOR		37,644
U.S. Government Agency - 0.3%
Fannie Mae planned amortization class Series 1996-28 Class PK, 6.5% 7/25/25	2,590	2,757
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Seires 2625 Class QX, 2.25% 3/15/22	1,392	1,358
Series 2640 Class QG, 2% 4/15/22	1,784	1,731
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed planned amortization class: - continued
Series 2770 Class UD, 4.5% 5/15/17	$ 12,058	$ 11,907
Series 2780 Class OC, 4.5% 3/15/17	3,935	3,922
Series 2831 Class PB, 5% 7/15/19	3,735	3,771
Series 2885 Class PC, 4.5% 3/15/18	5,030	5,004
Series 2888 Class GD, 4.5% 4/15/18	4,817	4,734
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (j)	685	718
TOTAL U.S. GOVERNMENT AGENCY		35,902
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $73,727)		73,546
Commercial Mortgage Securities - 0.9%

Banc of America Commercial Mortgage, Inc. sequential pay Series 2004-2 Class A3, 4.05% 11/10/38	7,000	6,829
Bayview Commercial Asset Trust floater Series 2004-3:
Class A1, 3.39% 1/25/35 (g)(j)	4,253	4,261
Class A2, 3.44% 1/25/35 (g)(j)	636	637
Class M1, 3.52% 1/25/35 (g)(j)	733	734
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class B, 4.888% 5/14/16 (g)	1,030	1,043
Class C, 4.937% 5/14/16 (g)	2,140	2,170
Class D, 4.986% 5/14/16 (g)	780	791
Class E, 5.064% 5/14/16 (g)	2,420	2,456
Class F, 5.182% 5/14/16 (g)	580	589
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.6174% 5/15/35 (g)(j)(k)	57,616	3,273
COMM floater Series 2002-FL7 Class A2, 3.3038% 11/15/14 (g)(j)	481	481
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class D, 3.5938% 9/15/14 (g)(j)	330	330
Class E, 3.6538% 9/15/14 (g)(j)	450	450
Class F, 3.7538% 9/15/14 (g)(j)	355	355
Class G, 3.9338% 9/15/14 (g)(j)	810	811
Class H, 4.0338% 9/15/14 (g)(j)	860	861
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Commercial Mortgage pass thru certificates floater Series 2004-CNL: - continued
Class J, 4.5538% 9/15/14 (g)(j)	$ 295	$ 295
Class K, 4.9538% 9/15/14 (g)(j)	460	461
Class L, 5.1538% 9/15/14 (g)(j)	375	375
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	346	351
Series 2000-C1 Class A2, 7.545% 4/15/62	5,000	5,603
Series 1997-C2 Class D, 7.27% 1/17/35	2,800	3,037
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,885	2,024
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	4,885	5,508
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (g)	5,000	5,161
Class C1, 7.52% 5/15/06 (g)	4,000	4,133
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	1,216	1,274
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	2,985	2,905
Series 2003-36 Class C, 4.254% 2/16/31	2,370	2,325
Series 2003-47 Class C, 4.227% 10/16/27	4,370	4,308
Series 2003-59 Class D, 3.654% 10/16/27	4,890	4,655
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.7494% 12/10/41 (j)(k)	3,500	111
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (g)	2,912	3,213
Series 2003-C1 Class A2A, 3.59% 1/10/40	2,445	2,410
Series 1998-GLII Class E, 6.9716% 4/13/31 (j)	1,220	1,288
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (g)	1,400	1,545
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	5,000	5,701
Series 2001-C2 Class A2, 6.653% 11/15/27	1,920	2,115
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (g)	5,000	4,496
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	3,410	3,586
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (g)	$ 9,000	$ 9,489
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	8,060	8,005
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $109,784)		110,445
Foreign Government and Government Agency Obligations - 0.4%

Chilean Republic 7.125% 1/11/12	6,700	7,588
Israeli State 4.625% 6/15/13	770	748
Korean Republic 4.875% 9/22/14	2,495	2,462
United Mexican States:
4.625% 10/8/08	9,635	9,568
5.875% 1/15/14	12,580	12,706
6.75% 9/27/34	12,855	12,804
7.5% 1/14/12	6,200	6,882
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $51,992)		52,758
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $2,795)	2,825	3,137
Floating Rate Loans - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Qwest Corp. Tranche A, term loan 7.39% 6/30/07 (j)	1,020	1,051
TOTAL FLOATING RATE LOANS (Cost $1,022)		1,051
Money Market Funds - 1.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.84% (b)	160,592,408	$ 160,592
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	74,909,931	74,910
TOTAL MONEY MARKET FUNDS (Cost $235,502)		235,502
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $12,074,077)		13,311,682
NET OTHER ASSETS - (3.6)%		(458,624)
NET ASSETS - 100%		$ 12,853,058
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap
Receive from Morgan Stanley, Inc., upon default event of Motorola, Inc., par value of the notional amount of Motorola, Inc. 7.625% 11/15/10, and pay quarterly notional amount multiplied by .69%	Sept. 2009	$ 7,000	$ (89)
Receive quarterly notional amount multiplied by .8% and pay Morgan Stanley, Inc. upon default event of News America, Inc., par value of the notional amount of News America, Inc. 4.75% 3/15/10	April 2010	15,000	204
TOTAL CREDIT DEFAULT SWAP		22,000	115
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	$ 5,400	$ 113
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Goldman Sachs	July 2005	3,575	47
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	1,425	17
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America	June 2005	5,400	49
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	10,800	(127)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	July 2005	5,400	4
TOTAL TOTAL RETURN SWAP		32,000	103
		$ 54,000	$ 218
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $231,369,000 or 1.8% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ATMI, Inc.	$ 32,079	$ 8,217	$ -	$ -	$ 45,247
Covad Communications Group, Inc.	24,693	3,864	-	-	17,751
Frontier Airlines, Inc.	27,960	85	-	-	34,579
Hanger Orthopedic Group, Inc.	732	8,160	923	-	8,215
LTX Corp.	26,657	542	-	-	12,963
Vastera, Inc.	4,719	-	3,617	-	-
Total	$ 116,840	$ 20,868	$ 4,540	$ -	$ 118,755
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $12,095,378,000. Net unrealized appreciation aggregated $1,216,304,000, of which $1,766,152,000 related to appreciated investment securities and $549,848,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Low-Priced Stock Fund

April 30, 2005

1.800342.101

LPS-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.2%
Auto Components - 1.4%
American Axle & Manufacturing Holdings, Inc. (d)	4,827,300	$ 96,353
ArvinMeritor, Inc. (d)	6,777,400	80,516
Brembo Spa	60,000	469
Drew Industries, Inc. (a)(d)	1,000,000	37,880
Dura Automotive Systems, Inc. Class A (sub. vtg.) (a)(d)	1,844,074	6,417
FCC Co. Ltd.	375,000	13,877
Federal Screw Works (d)	156,250	3,555
Fuji Oozx, Inc.	125,000	681
Halla Climate Control Co.	315,000	2,654
Intermet Corp. (a)(d)	2,559,810	435
Inzi Controls Co. Ltd. (d)	720,500	3,483
Johnson Controls, Inc.	2,400,000	131,688
Murakami Corp. (d)	850,000	6,826
Musashi Seimitsu Industry Co. Ltd.	200,000	5,093
Owari Precise Products Co. Ltd.	350,000	1,182
Piolax, Inc. (d)	1,013,500	21,942
Samsung Climate Control Co. Ltd.	330,050	1,807
Sewon Precision Industries Co. Ltd.	41,860	712
Stoneridge, Inc. (a)(d)	1,867,800	18,641
Strattec Security Corp. (a)(d)	501,900	25,592
Tachi-S Co. Ltd.	817,900	9,876
Tanaka Seimitsu Kogyo Co. Ltd.	13,400	460
Tochigi Fuji Sangyo KK	600,000	1,906
Tower Automotive, Inc. (a)(d)	5,500,000	605
Toyota Auto Body Co. Ltd.	170,000	3,064
Yutaka Giken Co. Ltd.	360,000	8,206
		483,920
Automobiles - 0.0%
Glendale International Corp.	95,300	394
National R.V. Holdings, Inc. (a)(d)	931,700	8,907
		9,301
Distributors - 0.2%
Advanced Marketing Services, Inc. (a)(d)	1,877,800	8,488
Compania de Distribucion Integral Logista SA	520,000	26,356
Educational Development Corp. (d)	195,357	2,012
Goodfellow, Inc. (d)	400,000	7,311
HIP Interactive Corp. (a)	474,600	264
Medion AG	375,000	5,736
Nagahori Corp.	200,000	685
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Distributors - continued
San-A Co. Ltd.	85,000	$ 2,246
Strongco, Inc. (d)	482,900	5,553
Uni-Select, Inc.	869,500	19,189
		77,840
Hotels, Restaurants & Leisure - 3.7%
Applebee's International, Inc. (d)	8,250,000	204,435
ARK Restaurants Corp.	121,891	3,567
Benihana, Inc. (a)(d)	373,300	5,991
Benihana, Inc. Class A (a) (sub. vtg.)	470,225	7,571
Brinker International, Inc. (a)(d)	4,450,600	150,430
Canterbury Park Holding Corp.	75,200	1,219
CEC Entertainment, Inc. (a)(d)	3,700,000	133,940
Domino's Pizza, Inc.	1,470,600	26,706
Elscint Ltd. (a)(d)	1,293,800	7,103
Elxsi Corp. (a)	141,100	593
Enterprise Inns PLC	750,000	10,526
Flanigan's Enterprises, Inc. (d)	193,100	1,464
International Game Technology	5,000	134
Inventive Leisure PLC (d)	1,198,165	1,904
Jack in the Box, Inc. (a)(d)	3,337,500	122,019
Jurys Doyle Hotel Group PLC (Ireland)	200,000	3,184
Kappa Create Co. Ltd.	30,000	807
Kyoritsu Maintenance Co. Ltd.	25,000	510
Luminar PLC	160,129	1,492
Mefos Ltd.	25,000	324
Monarch Casino & Resort, Inc. (a)	238,974	4,302
MTR Gaming Group, Inc. (a)	500,041	5,505
Multimedia Games, Inc. (a)(d)	2,776,364	21,961
Outback Steakhouse, Inc.	2,000,000	80,800
Papa John's International, Inc. (a)(d)	2,220,000	76,102
Pierre & Vacances	20,000	2,017
Pizzaexpress PLC (a)	1,750,000	15,500
Punch Taverns Ltd.	350,000	4,268
Ruby Tuesday, Inc. (d)	3,920,430	88,210
Ryan's Restaurant Group, Inc. (a)(d)	3,922,900	49,742
Sonic Corp. (a)(d)	6,100,000	195,444
Sportscene Restaurants, Inc. Class A (d)	406,500	2,261
Ultimate Leisure Group PLC	150,000	704
		1,230,735
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - 6.4%
Abbey PLC (d)	3,407,000	$ 38,212
Airsprung Furniture Group PLC (a)	800,000	362
Barratt Developments PLC (d)	23,957,099	274,609
Beazer Homes USA, Inc.	1,350,000	61,560
Bellway PLC (d)	10,520,416	154,842
Blyth, Inc. (d)	2,900,000	79,489
Boston Acoustics, Inc. (d)	274,488	3,637
Bush Industries, Inc. Class A (sub. vtg.) (a)	1,024,400	87
Chitaly Holdings Ltd.	1,634,000	1,488
Chromcraft Revington, Inc. (a)(d)	957,300	11,823
D.R. Horton, Inc. (d)	25,800,000	786,892
Decorator Industries, Inc. (d)	266,215	2,401
Department 56, Inc. (a)(d)	1,322,800	17,249
Dominion Homes, Inc. (a)(d)	820,000	11,431
Ekornes AS	170,000	3,385
Enesco Group, Inc. (a)(d)	1,429,800	8,021
Helen of Troy Ltd. (a)(d)	2,980,900	83,286
Henry Boot PLC (d)	2,515,000	24,274
HTL International Holdings Ltd.	15,126,000	10,988
Indesit Co. Spa	100,000	1,374
Japan General Estate Co. Ltd.	100,000	1,176
Joint Corp.	365,000	9,417
Kaufman & Broad SA	150,000	8,375
KB Home	1,900,000	108,300
Libbey, Inc. (d)	786,300	13,784
M/I Homes, Inc. (d)	1,750,000	79,975
McInerney Holdings PLC	75,000	768
Meritage Homes Corp. (a)	1,000,000	63,290
Mohawk Industries, Inc. (a)	300,000	23,343
Nagawa Co. Ltd. (d)	1,000,000	9,537
Ngai Lik Industrial Holdings Ltd. (d)	52,404,000	13,613
P&F Industries, Inc. Class A (a)(d)	336,500	4,889
Persimmon PLC	2,900,393	37,772
Redrow PLC	1,400,000	9,258
Salton, Inc. (a)(d)	922,200	1,107
Southern Energy Homes, Inc. (a)(d)	1,400,100	7,911
Stanley Furniture Co., Inc. (d)	600,000	25,110
Techtronic Industries Co. Ltd.	18,000,000	40,063
Toso Co. Ltd.	400,000	1,133
Tsann Kuen Enterprise Co. Ltd.	7,000,000	8,828
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Wilson Bowden PLC	245,000	$ 5,050
Yankee Candle Co., Inc. (d)	4,296,000	119,386
		2,167,495
Internet & Catalog Retail - 0.1%
Belluna Co. Ltd.	321,365	10,482
Insight Enterprises, Inc. (a)	1,210,078	21,902
N Brown Group PLC	1,950,000	4,095
		36,479
Leisure Equipment & Products - 0.5%
Action Performance Companies, Inc. (d)	1,831,600	19,397
Aruze Corp.	25,000	558
Asia Optical Co., Inc.	1,400,342	8,629
Beneteau SA	65,000	5,195
Coastcast Corp. (a)(d)	763,200	1,794
Escalade, Inc.	32,608	463
JAKKS Pacific, Inc. (a)(d)	1,499,956	28,184
Johnson Health Tech Co. Ltd.	929,500	2,856
Jumbo SA (a)	510,000	5,040
Marine Products Corp. (d)	3,818,100	50,017
Premier Image Technology Corp.	6,825,000	6,554
RC2 Corp. (a)	86,350	2,993
SCP Pool Corp.	900,000	29,322
Trigano SA	60,000	5,146
Vitec Group PLC	150,000	956
Zapf Creation AG	295,000	4,213
		171,317
Media - 0.6%
Astral Media, Inc. Class A (non-vtg.)	270,000	6,866
Bloomsbury Publishing PLC	10,000	66
Championship Auto Racing Teams, Inc. (a)(d)	1,471,600	221
Chime Communications PLC (d)	15,385,714	8,892
Chubu-Nippon Broadcasting Co. Ltd.	100,000	1,335
Cossette Communication Group, Inc. (sub. vtg.) (a)	390,000	3,719
Highbury House Communications PLC	4,425,000	245
Johnston Press PLC	14,000,927	133,513
Opinion Research Corp. (a)(d)	384,441	2,814
P4 Radio Hele Norge ASA (a)	450,000	1,476
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Sondagsavisen AS (Reg.) (a)	46,500	$ 256
TVA Group, Inc. Class B (non-vtg.)	2,132,700	36,320
		195,723
Multiline Retail - 1.7%
Conn's, Inc. (a)	561,238	9,558
Daiwa Co. Ltd.	300,000	687
Dollar General Corp.	95,000	1,933
Dollar Tree Stores, Inc. (a)	3,926,322	96,156
Don Quijote Co. Ltd.	35,000	2,136
Gifi	70,000	3,484
Harvey Norman Holdings Ltd.	7,500,000	14,468
Merchant Retail Group PLC (d)	5,900,000	17,277
Next PLC (d)	14,300,000	407,168
Thanks Japan Corp.	235,000	1,349
		554,216
Specialty Retail - 4.0%
ARB Corp. Ltd.	325,000	853
AutoZone, Inc. (a)	955,400	79,298
BMTC Group, Inc. Class A (sub. vtg.)	3,200,000	33,059
Bricorama SA	30,000	2,008
Brookstone Co., Inc. (a)	555,112	10,975
Cache, Inc. (a)	40,000	448
Camaieu SA	10,000	1,196
Charlotte Russe Holding, Inc. (a)(d)	2,159,087	23,081
Claire's Stores, Inc.	438,600	9,570
Clas Ohlson AB (B Shares)	40,000	786
Clinton Cards PLC	7,300,000	13,079
Electronics Boutique Holding Corp. (a)	253,000	14,100
Finlay Enterprises, Inc. (a)(d)	988,722	11,746
Footstar, Inc. (a)(d)	2,016,000	10,181
French Connection Group PLC (d)	5,775,000	26,784
Friedmans, Inc. Class A (a)(d)	2,007,700	2,148
Genesco, Inc. (a)(d)	2,164,300	55,687
Glentel, Inc. (a)	90,200	447
Group 1 Automotive, Inc. (a)(d)	2,014,800	50,672
Hot Topic, Inc. (a)(d)	3,250,100	64,969
JB Hi-Fi Ltd.	100,000	254
JJB Sports PLC	5,350,000	19,119
John David Group PLC	1,300,000	5,923
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Keiiyu Co. Ltd.	100,000	$ 1,316
Komplett ASA (d)	993,850	6,438
La Senza Corp. (sub. vtg.)	161,800	1,749
Le Chateau, Inc. Class A (sub. vtg.)	332,300	8,015
Lithia Motors, Inc. Class A (sub. vtg.)	1,292,600	31,876
Matalan PLC	8,000,000	29,128
Monro Muffler Brake, Inc. (a)(d)	809,013	20,711
Monsoon PLC (a)	4,209,100	25,502
Mothers Work, Inc. (a)(d)	521,042	6,174
Mr. Bricolage SA	347,261	7,537
OrotonGroup Ltd.	600,000	1,218
Osim International Ltd.	8,400,600	5,795
Ottakar's PLC	250,000	1,370
Pacific Sunwear of California, Inc. (a)(d)	6,300,800	142,461
Payless ShoeSource, Inc. (a)	1,000,000	13,660
Peacock Group PLC	1,969,605	8,974
Pier 1 Imports, Inc.	1,250,000	18,150
Pomeroy IT Solutions, Inc. (a)(d)	1,290,645	17,411
Reg Vardy PLC	850,000	7,598
Regis Corp.	138,200	4,938
Rex Stores Corp. (a)(d)	1,400,000	18,718
RONA, Inc. (a)	100,000	1,921
Ross Stores, Inc. (d)	7,500,000	200,400
ScS Upholstery PLC (d)	2,061,000	14,155
Signet Group PLC sponsored ADR	213,200	4,185
Sincere Watch Ltd.	426,000	195
Sonic Automotive, Inc. Class A (sub. vtg.)	2,928,000	57,594
Steiner Leisure Ltd. (a)(d)	1,725,000	51,690
TBC Corp. New (a)	270,918	7,087
The Cato Corp. Class A (sub. vtg.) (d)	1,400,044	35,981
The Children's Place Retail Stores, Inc. (a)	900,000	33,489
TJX Companies, Inc.	4,297,000	97,327
Topps Tiles PLC	2,250,000	7,065
Wilsons Leather Experts, Inc. (a)(d)	2,051,412	10,319
		1,336,530
Textiles, Apparel & Luxury Goods - 2.6%
Adolfo Dominguez SA	40,000	1,086
Bijou Brigitte Modische Accessoires AG	30,000	5,322
Billabong International Ltd.	1,000,000	8,942
Cherokee, Inc. (d)	688,800	22,427
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Danier Leather, Inc. (sub. vtg.)	415,200	$ 3,382
Delta Apparel, Inc. (d)	404,000	10,686
Fab Industries, Inc. (d)	521,100	2,079
Folli Follie SA	425,000	11,944
Fossil, Inc. (a)(d)	6,750,000	157,005
Gildan Activewear, Inc. Class A (sub. vtg.) (a)(d)	2,595,400	109,604
Hampshire Group Ltd. (a)(d)	472,300	18,901
Handsome Co. Ltd.	1,491,230	16,900
JLM Couture, Inc. (a)(d)	197,100	562
Jones Apparel Group, Inc.	2,650,000	80,693
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	1,204,100	36,099
Liz Claiborne, Inc.	2,599,200	92,090
Marimekko Oyj	200,000	3,904
Movado Group, Inc.	710,900	11,424
Perry Ellis International, Inc. (a)	369,536	7,394
Polo Ralph Lauren Corp. Class A	1,000,000	35,100
Quiksilver, Inc. (a)(d)	4,350,000	119,843
Steven Madden Ltd. (a)(d)	1,310,600	20,812
Tandy Brands Accessories, Inc. (d)	396,448	5,530
Ted Baker PLC	225,000	1,996
Tommy Hilfiger Corp. (a)(d)	9,044,150	98,943
Van de Velde	30,000	5,412
Workman Co. Ltd.	5,000	105
		888,185
TOTAL CONSUMER DISCRETIONARY		7,151,741
CONSUMER STAPLES - 7.8%
Beverages - 1.6%
Baron de Ley SA (a)	200,000	10,072
Belhaven Group PLC (d)	1,500,279	13,945
C&C Group PLC	3,750,000	15,352
Constellation Brands, Inc. Class A (sub. vtg.) (a)	6,600,000	347,886
Hansen Natural Corp. (a)(d)	852,675	48,330
National Beverage Corp.	190,800	1,355
Pepsi Bottling Group, Inc.	3,010,400	86,308
		523,248
Food & Staples Retailing - 4.1%
BJ's Wholesale Club, Inc. (a)(d)	7,006,000	186,710
Central European Distribution Corp. (a)	245,200	9,102
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Corp.	5,300,500	$ 273,400
Fresh Brands, Inc. (a)(d)	510,700	3,197
Green Cross Coa Co. Ltd.	5,000	174
Jean Coutu Group, Inc. Class A (sub. vtg.)	2,000,000	29,245
Metro, Inc. Class A (sub. vtg.) (d)	9,687,700	223,263
Ministop Co. Ltd.	200,000	3,714
Ozeki Co. Ltd.	434,600	12,186
President Chain Store Corp.	4,498,600	8,280
Safeway, Inc. (a)(d)	27,568,800	586,940
Shoei Foods Corp.	300,000	2,401
Sligro Food Group NV	675,000	28,335
Sundrug Co. Ltd.	450,000	16,996
Tsuruha Co. Ltd.	55,000	1,825
Village Super Market, Inc. Class A	55,678	2,483
Yaoko Co. Ltd.	60,300	1,179
		1,389,430
Food Products - 1.4%
American Italian Pasta Co. Class A (d)	1,272,700	30,112
Barry Callebaut AG	8,000	2,061
Cagle's, Inc. Class A (a)(d)	474,000	4,456
Dean Foods Co. (a)	600,000	20,616
Fresh Del Monte Produce, Inc. (d)	5,294,400	153,008
Gaban Co. Ltd.	27,000	210
Greggs PLC	182,000	15,322
IAWS Group PLC (Ireland)	3,883,000	56,268
Industrias Bachoco SA de CV sponsored ADR	2,515,000	40,240
Interstate Bakeries Corp. (a)(d)	2,848,716	14,813
Kadoya Sesame Mills, Inc.	10,000	132
Kerry Group PLC Class A	1,300,000	31,763
Monterey Gourmet Foods, Inc. (a)(d)	1,408,700	4,480
People's Food Holdings Ltd.	11,000,000	7,252
Richmond Foods PLC	109,900	1,360
Robert Wiseman Dairies PLC	189,709	981
Samyang Genex Co. Ltd.	129,540	6,035
Saputo, Inc.	2,600,000	72,730
Select Harvests Ltd.	64,318	452
Singapore Food Industries Ltd.	1,600,000	1,035
Sunjin Co. Ltd. (d)	219,400	5,050
United Food Holdings Ltd.	22,400,000	3,897
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Want Want Holdings Ltd.	15,250,000	$ 14,793
Yonkyu Co. Ltd.	10,000	141
		487,207
Personal Products - 0.2%
CCA Industries, Inc.	20,000	214
DSG International Ltd. (a)(d)	474,900	2,018
Herbalife Ltd.	250,000	3,775
Inter Parfums, Inc.	459,842	6,645
Nature's Sunshine Products, Inc.	642,677	9,634
NBTY, Inc. (a)	2,492,200	53,134
Sarantis SA (Reg.)	35,000	266
		75,686
Tobacco - 0.5%
DIMON, Inc. (d)	2,590,300	15,412
Loews Corp. - Carolina Group	4,100,000	129,150
Standard Commercial Corp. (d)	1,355,000	23,645
		168,207
TOTAL CONSUMER STAPLES		2,643,778
ENERGY - 6.0%
Energy Equipment & Services - 1.7%
AKITA Drilling Ltd. Class A (non-vtg.)	888,500	21,183
Bolt Technology Corp. (a)(d)	541,200	3,312
Calfrac Well Services Ltd. (a)	200,000	4,848
CCS Income Trust	2,000,000	44,916
CHC Helicopter Corp. Class A (sub. vtg.)	401,000	8,289
Collicutt Energy Services Ltd. (a)	177,200	297
Enerflex Systems Ltd.	513,000	9,703
Ensign Resource Service Group, Inc.	1,570,000	32,065
Farstad Shipping ASA (a)(d)	2,500,000	30,391
Fugro NV (Certificaten Van Aandelen) unit	700,000	65,592
Gulf Island Fabrication, Inc. (d)	962,245	20,246
Lufkin Industries, Inc. (d)	1,000,024	29,421
Maverick Tube Corp. (a)	150,000	4,364
NQL Drilling Tools, Inc. Class A (a)(d)	2,754,940	5,999
Offshore Logistics, Inc. (a)(d)	2,024,000	58,635
Oil States International, Inc. (a)(d)	4,125,000	83,779
Pason Systems, Inc. (d)	1,240,800	37,085
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Petroleum Helicopters, Inc. (a)(d)	283,400	$ 8,219
Petroleum Helicopters, Inc. (non-vtg.) (a)	279,185	8,096
ProSafe ASA (d)	2,010,000	57,871
Saipem Spa	150,000	1,892
Solstad Offshore ASA	1,310,300	14,619
Total Energy Services Ltd. (a)(d)	2,748,000	18,147
Wenzel Downhole Tools Ltd. (a)	896,400	474
		569,443
Oil & Gas - 4.3%
Adams Resources & Energy, Inc. (d)	421,800	6,850
AO Tatneft sponsored ADR	600,000	19,890
Atlas America, Inc.	465,500	15,389
Beach Petroleum Ltd. warrants 6/30/06 (a)	250,578	0
Castle Energy Corp. (d)	1,167,000	12,954
Chesapeake Energy Corp.	3,000,000	57,720
China Petroleum & Chemical Corp. (H Shares)	9,000,000	3,527
CNPC (Hong Kong) Ltd.	27,000,000	4,156
Det Norske Oljeselskap ASA (DNO) (A Shares)	1,500,000	14,036
Encore Acquisition Co. (a)	550,000	20,196
ENI Spa	1,250,000	31,365
Euronav NV	500,000	17,018
Frontline Ltd.	205,000	9,050
General Maritime Corp. (a)	525,000	23,021
Giant Industries, Inc. (a)	219,100	5,721
Hankook Shell Oil Co. Ltd. (d)	77,730	4,521
Harvest Natural Resources, Inc. (a)	350,000	3,777
Holly Corp.	799,200	27,389
Husky Energy, Inc.	400,000	11,650
KCS Energy, Inc. (a)(d)	4,050,000	56,862
KyungDong City Gas Co. Ltd.	140,000	3,243
Magnum Hunter Resources, Inc. (a)	300,000	4,329
Mariner Energy, Inc. (e)	1,439,700	20,516
Michang Oil Industrial Co. Ltd. (d)	173,900	3,227
Motonic Corp.	78,310	1,897
National Energy Group, Inc. (a)	526,913	1,502
Nissin Shoji Co. Ltd.	250,000	1,958
Oil Search Ltd.	28,000,463	49,860
Panhandle Royalty Co. Class A	120,700	2,674
Pe Ben Oilfield Services Ltd. (a)(d)	336,150	1,870
PetroKazakhstan, Inc. (e)	745,900	21,600
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil & Gas - continued
PetroKazakhstan, Inc. Class A	575,000	$ 16,651
Petroleo Brasileiro SA Petrobras sponsored ADR	10,000,000	419,300
Petroleum Development Corp. (a)(d)	1,246,700	31,916
Repsol YPF SA sponsored ADR	1,000,000	25,290
Ship Finance International Ltd.:
(Norway)	20,500	372
(NY Shares)	604,133	11,231
Statoil ASA sponsored ADR	500,400	8,752
Swift Energy Co. (a)(d)	1,650,000	43,445
Tap Oil Nl (a)	6,500,000	9,163
Teekay Shipping Corp. (d)	4,200,000	176,148
TEL Offshore Trust	1,450	11
Tesoro Petroleum Corp. (a)	2,600,200	98,652
Thunder Energy, Inc. (a)	325,000	1,916
Top Tankers, Inc.	589,200	9,209
Tsakos Energy Navigation Ltd.	370,000	14,171
Vintage Petroleum, Inc.	2,000,000	57,780
W&T Offshore, Inc.	757,500	15,188
World Fuel Services Corp. (d)	2,270,012	56,750
		1,453,713
TOTAL ENERGY		2,023,156
FINANCIALS - 13.2%
Capital Markets - 0.1%
Binck NV	250,000	1,085
Kas-Bank NV (Certificaten Van Aandelen) unit	100,000	2,049
MFC Bancorp Ltd. (a)(d)	763,800	13,244
Norvestia Oyj (B Shares)	675,000	5,342
Van der Moolen Holding NV sponsored ADR	1,350,000	7,290
		29,010
Commercial Banks - 3.0%
Anglo Irish Bank Corp. PLC	14,828,118	172,474
Bank of the Ozarks, Inc. (d)	1,500,000	46,455
BOK Financial Corp.	1,253,000	52,438
Cascade Bancorp	412,178	7,988
Cascade Financial Corp.	73,401	1,207
Cathay General Bancorp (d)	2,577,500	84,722
City National Corp.	700,300	49,371
First Bancorp, Puerto Rico (d)	3,950,000	143,227
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Great Southern Bancorp, Inc.	338,219	$ 9,788
Hanmi Financial Corp.	1,645,552	24,107
Helgeland Sparebank (a)	34,789	901
International Bancshares Corp.	1,429,512	51,391
Jyske Bank AS (Reg.) (a)	434,200	16,938
London Scottish Bank PLC	3,100,000	6,510
Merrill Merchants Bancshares, Inc.	76,237	1,671
Nara Bancorp, Inc.	62,000	833
Northern Empire Bancshares	60,495	1,603
Northrim Bancorp, Inc.	69,805	1,710
OKO Bank (A Shares)	2,000,000	31,269
Old Second Bancorp, Inc.	147,737	4,374
Oriental Financial Group, Inc.	1,225,776	17,100
OTP Bank Rt.	125,000	3,826
OTP Bank Rt. unit	200,000	12,280
Popular, Inc.	5,250,000	121,485
Prosperity Bancshares, Inc.	566,880	14,484
Ringerikes Sparebank (d)	49,950	1,198
Ringkjoebing Bank (Reg.)	80,000	7,233
S.Y. Bancorp, Inc. (d)	791,100	17,088
Smithtown Bancorp, Inc.	45,642	1,112
Southwest Bancorp, Inc., Oklahoma (d)	1,016,122	19,164
Sparebanken More (primary capital certificate)	80,000	3,199
Sparebanken Rogaland (primary capital certificate)	300,000	7,486
Sterling Bancorp, New York (d)	1,818,492	41,844
Sterling Bancshares, Inc.	411,200	5,522
Sydbank AS	1,649,960	35,710
		1,017,708
Consumer Finance - 1.7%
ACE Cash Express, Inc. (a)(d)	1,344,400	29,577
Aeon Credit Service (Asia) Co. Ltd.	15,000,000	9,621
Cattles PLC (d)	21,200,000	123,851
JCG Holdings Ltd.	23,500,000	21,103
MBNA Corp.	20,200,000	398,950
Nicholas Financial, Inc. (d)	394,100	6,534
		589,636
Diversified Financial Services - 0.0%
California First National Bancorp	21,599	246
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Daiko Clearing Services Co. Ltd.	100,000	$ 839
Newship Ltd. (d)	2,500	726
		1,811
Insurance - 5.1%
Arthur J. Gallagher & Co.	500,000	13,920
Assurant, Inc.	4,000,000	132,360
Axis Capital Holdings Ltd.	5,800,000	154,280
Direct General Corp. (d)	1,992,100	35,380
Endurance Specialty Holdings Ltd.	907,700	32,859
Fidelity National Financial, Inc.	1,310,000	42,064
Financial Industries Corp. (a)(d)	1,302,480	11,071
Genworth Financial, Inc. Class A (non-vtg.)	7,600,000	212,420
Hilb Rogal & Hobbs Co.	700,000	24,507
Investors Title Co.	83	3
IPC Holdings Ltd. (d)	3,500,000	131,705
Montpelier Re Holdings Ltd.	600,000	19,914
National Interstate Corp.	228,300	3,459
National Western Life Insurance Co. Class A (a)(d)	241,927	39,995
Nationwide Financial Services, Inc. Class A (sub. vtg.)	4,088,400	144,852
Philadelphia Consolidated Holding Corp. (a)(d)	1,150,000	86,250
Protective Life Corp.	2,146,600	82,086
PXRE Group Ltd. (d)	1,779,600	41,981
RenaissanceRe Holdings Ltd.	3,362,957	150,560
Specialty Underwriters' Alliance, Inc.	111,500	970
Standard Management Corp. (a)	133,540	256
UICI	1,388,600	32,243
Universal American Financial Corp. (a)	600,000	10,050
UnumProvident Corp. (d)	17,100,500	285,920
UnumProvident Corp. unit	720,000	20,316
		1,709,421
Real Estate - 0.3%
Apartment Investment & Management Co. Class A	1,000,000	38,120
Central Equity Ltd.	25,000	42
Equity Residential (SBI)	393,100	13,503
Sjaelso Gruppen AS	25,000	3,033
Tejon Ranch Co. (a)(d)	980,300	43,476
United Mobile Homes, Inc.	184,300	2,835
VastNed Offices/Industrial NV	75,000	1,868
		102,877
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 3.0%
Coastal Financial Corp.	319,974	$ 4,675
Commercial Capital Bancorp, Inc.	1,350,603	21,326
Doral Financial Corp. (d)	7,300,000	102,565
Farmer Mac Class C (non-vtg.)	251,000	4,357
First Mutual Bancshares, Inc. (d)	526,287	13,541
Flushing Financial Corp.	181,600	2,971
Fremont General Corp. (d)	5,475,000	118,753
Harbor Florida Bancshares, Inc.	703,173	24,330
HMN Financial, Inc.	42,200	1,274
Home Capital Group, Inc.	1,200,000	33,339
Kensington Group PLC	500,000	5,346
New York Community Bancorp, Inc.	2,438,500	43,161
North Central Bancshares, Inc. (d)	153,800	5,884
Northern Rock PLC	7,000,000	100,331
Paragon Group of Companies PLC	2,100,000	14,564
R&G Financial Corp. Class B	825,000	11,723
Radian Group, Inc.	2,300,000	102,189
Severn Bancorp, Inc.	164,612	2,942
The PMI Group, Inc. (d)	8,925,000	313,803
W Holding Co., Inc. (d)	8,316,200	67,278
Washington Savings Bank Fsb (d)	422,150	4,897
		999,249
TOTAL FINANCIALS		4,449,712
HEALTH CARE - 12.0%
Biotechnology - 0.1%
Albany Molecular Research, Inc. (a)(d)	2,775,300	26,185
Embrex, Inc. (a)(d)	631,500	7,389
Vital BioTech Holdings Ltd.	5,000,000	167
		33,741
Health Care Equipment & Supplies - 1.9%
Cantel Medical Corp. (a)(d)	770,550	20,504
Cochlear Ltd.	500,000	11,988
Compex Technologies, Inc. (a)	40,000	139
CONMED Corp. (a)	40,000	1,189
Cooper Companies, Inc. (d)	2,500,012	168,876
Denka Seiken Co. Ltd.	22,000	600
Escalon Medical Corp. (a)(d)	585,100	2,352
Exactech, Inc. (a)(d)	986,800	13,509
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Golden Meditech Co. Ltd.	12,384,000	$ 2,415
ICU Medical, Inc. (a)(d)	750,026	26,573
Invacare Corp. (d)	1,650,000	67,584
Japan Medical Dynamic Marketing, Inc.	100,000	1,147
Kensey Nash Corp. (a)	505,300	13,886
Lumenis Ltd. (a)	14,651	25
Matthews International Corp. Class A	149,600	5,327
Medical Action Industries, Inc. (a)(d)	1,025,500	18,285
Mentor Corp.	1,000,000	36,700
Merit Medical Systems, Inc. (a)(d)	2,382,000	30,132
Mesa Laboratories, Inc. (d)	226,850	2,836
Moulin Global Eyecare Hlds Ltd.	5,000,167	3,239
Nakanishi, Inc.	250,000	23,796
National Dentex Corp. (a)(d)	423,199	7,668
Nutraceutical International Corp. (a)	15,715	196
Orthofix International NV (a)(d)	1,413,200	66,420
Osteotech, Inc. (a)(d)	1,026,800	2,649
Pihsiang Machinery Manufacturing Co.	193,500	461
PolyMedica Corp. (d)	2,257,800	69,969
Theragenics Corp. (a)(d)	2,966,000	10,411
Utah Medical Products, Inc. (d)	473,300	10,294
Waters Corp. (a)	100,000	3,963
Young Innovations, Inc. (d)	684,071	24,893
		648,026
Health Care Providers & Services - 8.3%
Air Methods Corp. (a)	29,600	212
American HomePatient, Inc. (a)(d)	1,646,100	5,449
AMERIGROUP Corp. (a)	1,850,000	64,972
AmSurg Corp. (a)(d)	1,654,712	42,840
Apria Healthcare Group, Inc. (a)	1,275,000	38,378
Bio-Reference Laboratories, Inc. (a)	589,300	8,191
CML Healthcare Income Fund	3,234,400	32,643
Community Health Systems, Inc. (a)	2,000,000	72,900
Corvel Corp. (a)(d)	1,039,895	21,359
Coventry Health Care, Inc. (a)	1,000,000	68,430
D & K Healthcare Resources, Inc.	591,390	4,583
DaVita, Inc. (a)	1,687,300	67,998
eResearchTechnology, Inc. (a)	550,000	6,248
Grupo Casa Saba SA de CV sponsored ADR	192,400	3,207
Health Management Associates, Inc. Class A (d)	24,400,000	603,412
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Health Net, Inc. (a)	696,400	$ 23,698
Hokuyaku, Inc.	350,000	3,071
Horizon Health Corp. (a)(d)	674,400	27,637
ICON PLC sponsored ADR (a)	830,000	27,586
IMPATH, Inc. (a)(d)	1,665,000	6,827
LifePoint Hospitals, Inc. (a)	1,250,040	55,564
Lincare Holdings, Inc. (a)(d)	9,431,423	402,533
Medco Health Solutions, Inc. (a)	2,800,000	142,716
Molina Healthcare, Inc. (a)	750,000	32,813
National Healthcare Corp. (d)	976,500	29,930
Odyssey Healthcare, Inc. (a)(d)	2,457,100	28,085
Omnicare, Inc.	2,150,000	74,541
OPG Groep NV (A Shares) unit	63,000	4,114
Option Care, Inc.	1,523,850	21,684
PacifiCare Health Systems, Inc. (a)(d)	6,262,000	374,217
Per-Se Technologies, Inc. (a)	485,900	7,561
PRA International	48,400	1,239
Priority Healthcare Corp. Class B (a)	660,800	15,053
Radiologix, Inc. (a)	82,900	281
RehabCare Group, Inc. (a)(d)	980,000	29,420
Renal Care Group, Inc. (a)(d)	7,350,000	280,403
ResCare, Inc. (a)	1,051,024	15,019
Rhoen-Klinikum AG	125,000	8,396
U.S. Physical Therapy, Inc. (a)	306,400	4,421
United Drug PLC:
(Ireland)	2,692,660	11,968
(United Kingdom)	896,677	4,008
Universal Health Services, Inc. Class B	2,000,000	113,480
WebMD Corp. (a)	25,000	238
		2,787,325
Pharmaceuticals - 1.7%
Boiron SA	20,000	572
Dong-A Pharmaceutical Co. Ltd. (d)	603,399	19,062
Far East Pharmaceutical Technology Co. Ltd. (a)	13,000,000	113
Fornix Biosciences NV	60,000	1,400
Il Dong Pharmaceutical Co. Ltd. (d)	209,910	4,758
KV Pharmaceutical Co. Class A (a)	602,000	14,087
Merck & Co., Inc.	7,000,000	237,300
Nichi-iko Pharmaceutical Co. Ltd. (a)	333,000	3,176
Pfizer, Inc.	10,000,000	271,700
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Tong Ren Tang Technologies Co. Ltd. (H Shares)	400,000	$ 775
Torii Pharmaceutical Co. Ltd.	107,600	2,437
Whanin Pharmaceutical Co. Ltd.	280,000	2,440
		557,820
TOTAL HEALTH CARE		4,026,912
INDUSTRIALS - 10.3%
Aerospace & Defense - 0.9%
AAR Corp. (a)(d)	2,500,000	36,825
Astronics Corp. (a)(d)	556,950	3,926
Astronics Corp. Class B (a)(d)	192,193	1,393
CAE, Inc. (d)	16,750,100	78,935
Cobham PLC	875,000	21,846
Ducommun, Inc. (a)(d)	956,000	17,065
Magellan Aerospace Corp. (a)	1,350,000	2,639
Moog, Inc. Class A (a)	1,500,000	44,715
Pemco Aviation Group, Inc. (a)(d)	245,280	5,646
Radstone Technology PLC	100,000	493
The Allied Defense Group, Inc. (a)(d)	503,788	12,595
Triumph Group, Inc. (a)(d)	799,400	24,885
United Defense Industries, Inc.	800,000	59,184
		310,147
Air Freight & Logistics - 0.0%
AirNet Systems, Inc. (a)(d)	528,000	2,086
Baltrans Holdings Ltd.	6,000,000	2,405
Frans Maas Groep NV (Certificaten Van Aandelen) unit	285,000	10,427
		14,918
Airlines - 0.3%
America West Holding Corp. Class B (a)	1,000,027	4,200
ExpressJet Holdings, Inc. Class A (a)(d)	4,638,506	41,190
MAIR Holdings, Inc. (a)(d)	2,013,626	18,163
Midwest Air Group, Inc. (a)	1,359,800	2,720
Pinnacle Airlines Corp. (a)	188,405	1,948
Republic Airways Holdings, Inc.	419,800	5,130
Ryanair Holdings PLC sponsored ADR (a)	450,000	18,068
World Air Holdings, Inc. (a)	661,700	4,414
		95,833
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 1.3%
Aaon, Inc. (a)	474,057	$ 8,661
American Woodmark Corp.	337,801	10,756
Ameron International Corp.	220,700	7,285
Beltecno Corp.	125,000	544
Dynasty Ceramic PCL For. Reg.)	500,000	203
Insteel Industries, Inc. (a)(d)	864,998	8,226
Kingspan Group PLC (Ireland)	4,800,000	54,147
Kondotec, Inc.	275,000	2,479
Maezawa Kasei Industries Co. Ltd.	300,000	5,851
NCI Building Systems, Inc. (a)(d)	1,850,000	59,977
Patrick Industries, Inc. (a)(d)	273,280	2,514
Permasteelisa Spa	395,000	6,751
Quixote Corp. (d)	450,027	9,059
Royal Group Technologies Ltd. (sub. vtg.) (a)	6,375,800	60,852
Simpson Manufacturing Co. Ltd.	45,000	1,215
Toami Corp.	240,000	4,120
Universal Forest Products, Inc.	140,004	5,329
USG Corp. (a)(d)	4,302,800	180,675
		428,644
Commercial Services & Supplies - 1.4%
AJIS Co. Ltd.	15,000	297
Career Education Corp. (a)(d)	5,207,000	163,708
Compudyne Corp. (a)(d)	762,127	4,420
Corinthian Colleges, Inc. (a)(d)	9,074,193	128,944
Education Management Corp. (a)	1,068,715	29,924
GFK AG	60,000	2,451
Johnan Academic Preparatory Institute, Inc.	85,000	492
Kyoshin Co. Ltd.	130,000	877
Meiko Network Japan Co. Ltd.	120,000	687
Mitie Group PLC	5,000,000	14,304
New Horizons Worldwide, Inc. (a)	452,200	1,470
Nippon Filing Co. Ltd.	100,000	385
On Assignment, Inc. (a)(d)	2,074,771	8,922
Penna Consulting PLC (a)	625,000	1,583
PHS Group PLC	278,000	440
RCM Technologies, Inc. (a)(d)	1,135,063	5,108
Refac (a)	75,900	342
RemedyTemp, Inc. Class A (a)(d)	854,600	8,332
Roto Smeets de Boer NV (d)	290,000	16,960
Shingakukai Co. Ltd.	200,000	1,812
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Shuei Yobiko Co. Ltd.	75,000	$ 2,196
SOURCECORP, Inc. (a)(d)	1,576,743	28,145
Spherion Corp. (a)(d)	4,151,000	23,287
Tanabe Management Consulting Co.	100,000	745
Transcontinental, Inc. Class A	546,900	11,604
Up, Inc. (d)	550,000	3,567
Wao Corp.	300,000	1,041
Wesco, Inc.	300,000	1,431
Wyndeham Press Group PLC (d)	4,000,000	9,979
		473,453
Construction & Engineering - 2.5%
Abengoa SA	25,000	269
Actividades de Construccion y Servicios SA (ACS)	2,750,000	67,440
Aoki Marine Co. Ltd.	126,000	407
Arcadis NV	415,000	8,516
Chodai Co. Ltd.	200,000	1,049
EMCOR Group, Inc. (a)(d)	1,429,972	63,891
Heijmans NV (d)	2,093,510	82,711
Hibiya Engineering Ltd.	1,500,000	14,921
Imtech NV	750,000	25,099
Jacobs Engineering Group, Inc. (a)	2,600,000	126,646
Japan Engineering Consultants Co. Ltd.	300,000	858
Japan Steel Tower Co. Ltd.	400,000	2,270
Kaneshita Construction Co. Ltd. (a)	815,000	7,851
Kawasaki Setsubi Kogyo Co. Ltd.	200,000	511
Keller Group PLC	100,000	502
Kier Group PLC	500,000	8,356
Komai Tekko, Inc.	100,000	363
Koninklijke BAM Groep NV (d)	1,325,000	73,839
Kyeryong Construction Industrial Co. Ltd.	215,000	4,927
Matsui Construction Co. Ltd.	400,000	2,060
Matsuo Bridge Co. Ltd. (a)	500,000	1,087
Sanyo Engineering & Construction, Inc.	1,000,000	6,438
Shaw Group, Inc. (a)(d)	5,977,500	108,013
Shinsegae Engineering & Construction Co. Ltd. (d)	305,720	5,335
ShoLodge, Inc. (a)(d)	428,300	1,628
Stantec, Inc. (a)(d)	1,840,200	41,971
Tae Young Corp.	10,000	378
Taihei Dengyo Kaisha Ltd.	100,000	676
Takada Kiko Co. Ltd.	675,000	4,680
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Takigami Steel Construction Co. Ltd.	300,000	$ 2,466
Technical Olympic SA (Reg.)	4,500,000	26,288
URS Corp. (a)(d)	4,348,900	133,729
Yokogawa Bridge Corp.	875,000	6,301
Yokogawa Construction Co. Ltd.	300,000	1,342
Yurtec Corp.	1,150,000	7,031
		839,849
Electrical Equipment - 1.0%
Acbel Polytech, Inc.	500,000	400
Acuity Brands, Inc.	1,850,000	44,234
Aichi Electric Co. Ltd.	900,000	1,785
AZZ, Inc. (a)(d)	534,300	8,282
BTU International, Inc. (a)(d)	404,400	1,213
BYD Co. Ltd. (H Shares)	2,000,000	5,670
C&D Technologies, Inc. (d)	2,087,800	14,677
Channell Commercial Corp. (a)(d)	501,614	3,085
Chase Corp. (d)	404,700	5,467
Deswell Industries, Inc. (d)	1,093,272	16,355
Draka Holding NV (d)	3,332,396	43,525
General Cable Corp. (a)(d)	3,817,000	46,377
Genlyte Group, Inc. (a)(d)	1,325,000	105,126
Koito Industries Ltd.	800,000	3,685
Korea Electric Terminal Co. Ltd. (d)	610,000	8,075
Kyosan Electric Manufacturing Co. Ltd.	200,000	685
Nexans SA	425,000	16,460
Power Logics Co. Ltd.	525,000	6,002
TB Wood's Corp. (d)	417,200	2,399
Volex Group PLC (a)	500,000	713
		334,215
Industrial Conglomerates - 0.7%
Aalberts Industries NV	143,414	6,874
DCC PLC (Ireland) (d)	8,362,200	188,011
Mega First Corp. BHD	713,000	158
Teleflex, Inc.	875,000	46,786
		241,829
Machinery - 1.0%
Ampco-Pittsburgh Corp.	164,600	2,013
Cascade Corp. (d)	1,208,100	38,055
China Fire Safety Enterprise Group Holdings Ltd.	1,000,000	82
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Collins Industries, Inc.	231,400	$ 1,247
Columbus McKinnon Corp. (NY Shares) (a)(d)	1,489,577	13,227
Denyo Co. Ltd.	250,000	2,265
Domnick Hunter Group PLC	370,000	2,858
First Engineering Ltd.	750,000	513
FKI PLC	3,500,000	6,288
Foremost Industries Income Fund (d)	500,000	11,523
Gardner Denver, Inc. (a)	581,625	21,253
Gehl Co. (a)(d)	635,000	18,225
Hardinge, Inc. (d)	884,287	13,132
JLG Industries, Inc.	600,000	12,228
Krones AG	10,000	1,137
Met-Pro Corp.	281,066	3,786
Mueller Industries, Inc.	465,800	12,064
NACCO Industries, Inc. Class A	300,000	31,245
Pfeiffer Vacuum Technology AG sponsored ADR	170,000	7,820
Quipp, Inc. (a)(d)	141,500	1,592
Samyoung Corp.	170,000	2,728
Seksun Corp. Ltd. (d)	26,539,000	6,318
Supreme Industries, Inc. Class A	409,550	2,805
The Weir Group PLC	350,000	2,024
Trifast PLC (d)	7,142,858	9,288
Trinity Industries, Inc. (d)	4,350,000	101,573
Twin Disc, Inc. (d)	285,900	6,058
Velan, Inc. (sub. vtg.)	421,900	4,392
Wolverine Tube, Inc. (a)(d)	1,476,481	9,597
		345,336
Marine - 0.1%
Chuan Hup Holdings Ltd.	2,250,000	989
Compagnie Maritime Belge SA (CMB)	440,000	16,703
Golden Ocean Group Ltd. (a)	250,000	136
Ocean Wilsons Holdings Ltd.	450,000	2,492
Tokyo Kisen Co. Ltd. (d)	600,000	3,891
		24,211
Road & Rail - 0.6%
Daiwa Logistics Co. Ltd.	375,000	3,290
Dongyang Express & Construction Corp.	15,000	371
DSV de Sammensluttede Vognmaend AS	25,000	1,920
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Hutech Norin Co. Ltd.	70,000	$ 590
Hutech Norin Co. Ltd. New (a)	140,000	1,180
Japan Logistic Systems Corp.	300,000	873
Marten Transport Ltd. (a)	599,992	11,400
Overnite Corp. (d)	1,999,980	59,959
P.A.M. Transportation Services, Inc. (a)(d)	1,067,187	17,971
Sakai Moving Service Co. Ltd.	215,000	3,869
Trancom Co. Ltd.	300,000	6,524
Universal Truckload Services, Inc.	32,552	519
USF Corp. (d)	2,400,015	102,313
		210,779
Trading Companies & Distributors - 0.4%
Bergman & Beving AB (B Shares)	100,000	1,086
BlueLinx Corp.	300,000	3,600
Brammer PLC	2,027,660	6,445
Fujitsu Devices, Inc.	65,000	750
Grafton Group PLC Class A unit	4,463,017	51,216
Nishio Rent All Co. Ltd.	408,000	5,059
Richelieu Hardware Ltd.	845,200	16,738
SIG PLC	1,350,000	14,174
UAP Holding Corp.	600,000	8,634
Uehara Sei Shoji Co. Ltd. (d)	1,250,000	9,299
Wakita & Co. Ltd.	750,000	7,940
		124,941
Transportation Infrastructure - 0.1%
Hoan Kogyo Co. Ltd.	334,000	978
Isewan Terminal Service Co. Ltd.	842,000	4,593
Meiko Transportation Co. Ltd.	500,000	5,389
Sea Containers Ltd. Class A	400,000	6,684
Vopak NV	210,000	5,035
		22,679
TOTAL INDUSTRIALS		3,466,834
INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 1.4%
Aastra Technologies Ltd. (a)(d)	1,706,260	25,763
Applied Innovation, Inc. (a)(d)	1,013,280	3,881
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Bel Fuse, Inc.:
Class A	408,563	$ 9,213
Class B	47,300	1,270
Belden CDT, Inc.	2,000,000	36,680
Black Box Corp. (d)	1,981,025	64,423
Blonder Tongue Laboratories, Inc. (a)(d)	459,500	1,337
Champion Technology Holdings Ltd.	750,000	113
Champion Technology Holdings Ltd. warrants 2/16/06 (a)	145,310	3
ClearOne Communications, Inc. (a)(d)	812,165	2,177
Comba Telecom Systems Holdings Ltd.	2,950,000	1,277
Communications Systems, Inc. (d)	544,781	5,622
Ditech Communications Corp. (a)	60,000	679
ECI Telecom Ltd. (a)(d)	5,500,000	38,335
ECtel Ltd. (a)(d)	2,030,414	7,066
Gemtek Technology Corp.	650,649	1,277
Intracom SA (Reg.) (d)	6,850,000	34,552
Nera Telecommunications Ltd.	9,000,000	2,115
NETGEAR, Inc. (a)	395,000	6,371
Optical Cable Corp. (a)(d)	561,000	2,553
Optical Communication Products, Inc. (a)	411,106	666
Sunrise Telecom, Inc.	340,355	752
Tellabs, Inc. (a)	14,000,647	108,645
Tollgrade Communications, Inc. (a)(d)	692,159	4,887
Twentsche Kabel Holding NV unit	806,000	36,034
UTStarcom, Inc. (a)(d)	8,273,850	78,684
		474,375
Computers & Peripherals - 0.8%
Adaptec, Inc. (a)	3,894,209	14,253
ASUSTeK Computer, Inc.	1,100,000	2,951
Chicony Electronics Co. Ltd.	2,100,000	2,111
Creative Technology Ltd.:
(Nasdaq)	100,000	823
(Singapore)	350,000	2,991
Datapulse Technology Ltd.	3,550,000	347
Dataram Corp. (a)(d)	858,800	3,607
Electronics for Imaging, Inc. (a)(d)	5,404,125	88,736
High Tech Computer Corp.	90,000	632
InFocus Corp. (a)(d)	3,962,700	14,266
Logitech International SA sponsored ADR (a)	1,400,000	81,130
Neoware Systems, Inc. (a)	407,427	3,940
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Overland Storage, Inc. (a)	542,063	$ 5,746
Qualstar Corp. (a)(d)	1,260,803	5,043
SBS Technologies, Inc. (a)(d)	1,334,200	12,555
TPV Technology Ltd.	23,000,000	14,384
Unisteel Technology Ltd.	6,100,000	6,144
		259,659
Electronic Equipment & Instruments - 2.8%
AddTech AB (B Shares)	275,000	2,392
CTS Corp. (d)	3,200,000	33,760
Daidensha Co. Ltd.	100,000	539
Delta Electronics, Inc.	14,500,000	23,207
Delta Electronics PCL (For. Reg.)	31,326,800	14,057
FARO Technologies, Inc. (a)	14,800	397
Global Imaging Systems, Inc. (a)(d)	2,282,892	79,194
GTSI Corp. (a)	37,935	350
Hon Hai Precision Industries Co. Ltd.	43,300,956	205,832
Huan Hsin Holdings Ltd.	2,500,000	1,343
INTOPS Co. Ltd.	100,000	2,121
Jurong Technologies Industrial Corp. Ltd.	1,250,000	1,259
Kingboard Chemical Holdings Ltd.	31,800,000	94,643
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	3,180,000	2,652
M-Flex Electronix, Inc.	487,500	9,506
MOCON, Inc. (d)	331,401	3,049
Muramoto Electronic Thailand PCL (For. Reg.)	1,141,800	6,252
NU Horizons Electronics Corp. (a)	334,564	2,037
Orbotech Ltd. (a)(d)	3,212,085	65,302
PC Connection, Inc. (a)	135,854	783
Perceptron, Inc. (a)(d)	788,060	5,595
Perlos Oyj	650,000	6,277
Planar Systems, Inc. (a)(d)	1,413,877	10,901
Samsung SDI Co. Ltd. GDR (e)	200,000	4,850
ScanSource, Inc. (a)(d)	1,100,007	50,875
Scientific Technologies, Inc. (a)	157,600	424
SED International Holdings, Inc. (a)(d)	480,000	288
Sigmatron International, Inc. (a)(d)	371,000	3,996
Sinotronics Holdings Ltd.	12,496,000	1,379
Solectron Corp. (a)	34,871,000	115,074
Somera Communications, Inc. (a)(d)	4,349,715	6,264
Spectrum Control, Inc. (a)(d)	1,217,892	8,160
SYNNEX Corp. (a)(d)	1,795,000	27,087
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Taitron Components, Inc. Class A (sub. vtg.) (a)	465,200	$ 795
Tech Data Corp. (a)	2,627,100	95,968
Technitrol, Inc.	440,500	5,718
Tomen Electronics Corp.	10,000	270
Tomen Electronics Corp. New (a)	10,000	270
TT electronics PLC (d)	10,500,000	38,787
Varitronix International Ltd.	11,000,000	9,878
Winland Electronics, Inc. (a)(d)	230,600	1,082
Wireless Telecom Group, Inc. (d)	1,019,900	2,601
Ya Hsin Industrial Co. Ltd.	1,500,000	1,373
Zomax, Inc. (a)(d)	3,156,609	7,260
		953,847
Internet Software & Services - 0.1%
Bankrate, Inc. (a)	146,400	1,868
Digitas, Inc. (a)	110,000	1,097
FindWhat.com (a)	30,000	253
iMergent, Inc. (a)(d)	1,018,500	11,000
Internet Gold Golden Lines Ltd. (a)	548,100	3,311
Supportsoft, Inc. (a)	968,517	4,600
United Online, Inc. (a)	50,000	440
ValueClick, Inc. (a)	25,000	259
YP Corp.	1,940,800	1,650
		24,478
IT Services - 3.3%
Affiliated Computer Services, Inc. Class A (a)	2,000,000	95,340
CGI Group, Inc. Class A (sub. vtg.) (a)	300,000	1,690
Computer Sciences Corp. (a)	5,300,000	230,444
Convergys Corp. (a)	1,750,000	22,680
CSE Global Ltd.	7,881,000	2,694
CSG Systems International, Inc. (a)	2,000,048	34,381
Daitec Co. Ltd. (d)	1,110,400	10,283
Econocom Group SA	150,000	1,248
Emblaze Ltd. (a)	952,400	3,211
Fastclick, Inc.	200,000	1,930
Fiserv, Inc. (a)	1,100,000	46,530
Indra Sistemas SA	1,500,000	26,083
infoUSA, Inc.	1,280,952	14,065
Lightbridge, Inc. (a)	735,779	4,466
Ordina NV	1,000,000	12,931
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Sabre Holdings Corp. Class A	5,100,000	$ 99,756
StarTek, Inc.	183,800	2,674
SunGard Data Systems, Inc. (a)	10,750,000	359,050
Technology Solutions Co. (a)(d)	3,687,504	2,434
The BISYS Group, Inc. (a)(d)	8,500,000	120,020
Wright Express Corp.	500,000	8,350
		1,100,260
Semiconductors & Semiconductor Equipment - 1.0%
Axcelis Technologies, Inc. (a)	4,929,000	30,609
BE Semiconductor Industries NV (NY Shares) (a)	3,096,700	15,484
Cabot Microelectronics Corp. (a)	737,700	21,238
Catalyst Semiconductor, Inc. (a)(d)	1,727,985	7,983
Cohu, Inc.	785,000	14,012
Diodes, Inc. (a)	75,000	2,197
Elan Microelectronics Corp.	2,250,000	1,062
ESS Technology, Inc. (a)(d)	3,956,700	15,194
Intest Corp. (a)(d)	868,000	3,342
KEC Corp. (d)	7,450,000	13,598
Lattice Semiconductor Corp. (a)(d)	10,000,500	45,602
MediaTek, Inc.	3,800,000	28,768
Melexis NV (d)	2,900,000	35,239
Omnivision Technologies, Inc. (a)	225,000	3,150
Pericom Semiconductor Corp. (a)(d)	2,585,074	21,663
Realtek Semiconductor Corp.	14,877,667	14,359
Reliability, Inc. (a)(d)	666,700	153
Silicon Laboratories, Inc. (a)	275,000	6,985
Siliconix, Inc. (a)(d)	1,544,246	50,914
Taiwan Mask Corp.	5,250,000	2,286
Trio-Tech International (a)(d)	292,700	1,071
Ultra Clean Holdings, Inc.	370,331	2,337
		337,246
Software - 1.2%
Ansys, Inc. (a)(d)	2,869,972	87,362
Blackbaud, Inc.	407,291	5,315
Citect Corp. Ltd. (d)	4,225,000	3,102
Compuware Corp. (a)	18,345,237	109,154
Dynamics Research Corp. (a)	90,963	1,641
EPIQ Systems, Inc. (a)	479,710	7,277
Exact Holdings NV (d)	1,725,000	56,786
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
FactSet Research Systems, Inc.	20,000	$ 555
Fair, Isaac & Co., Inc.	302,400	9,943
Geac Computer Corp. Ltd. (a)	2,400,000	19,874
ICT Automatisering NV (d)	638,301	10,577
Infomedia Ltd.	600,000	246
MacDonald Dettwiler & Associates Ltd. (a)	375,000	8,639
MetaSolv, Inc. (a)(d)	3,653,000	7,416
Netsmart Technologies, Inc. (a)(d)	275,675	2,658
Opnet Technologies, Inc. (a)	83,591	651
ORC Software AB	122,700	972
Pegasystems, Inc. (a)	490,381	2,565
Pervasive Software, Inc. (a)(d)	1,982,026	9,157
Planit Holdings PLC	3,400,000	1,523
Reynolds & Reynolds Co. Class A	1,470,000	38,764
Springsoft, Inc.	5,715,806	11,618
TTI Team Telecom International Ltd. (a)(d)	1,172,000	2,625
Unit 4 Agresso NV (a)	700,000	11,281
		409,701
TOTAL INFORMATION TECHNOLOGY		3,559,566
MATERIALS - 6.1%
Chemicals - 1.6%
Aronkasei Co. Ltd.	780,000	4,151
Bairnco Corp. (d)	676,573	7,226
CPAC, Inc. (d)	577,200	2,898
Dongbu Fine Chemical Co. Ltd.	135,080	1,883
Elementis PLC	400,000	376
Engelhard Corp.	3,350,000	102,611
Ferro Corp.	1,000,000	18,120
FMC Corp. (a)(d)	2,900,000	142,100
Hercules, Inc. (a)	1,500,000	19,845
Kemira GrowHow Oyj	447,200	3,894
Kendrion NV (a)	1,299,494	2,297
Korea Polyol Co. Ltd.	130,000	4,342
Miwon Commercial Co. Ltd.	6,530	167
Mosaic Co. (a)	320,000	4,112
Nihon Kagaku Sangyo Co. Ltd.	200,000	1,230
Octel Corp. (d)	1,381,800	23,767
OM Group, Inc. (a)(d)	2,500,000	54,850
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Solutia, Inc. (a)(d)	10,400,000	$ 12,168
Spartech Corp.	936,100	18,226
Summa Industries, Inc. (d)	437,926	4,086
Tokyo Printing Ink Manufacturing Co. Ltd.	400,000	1,316
Victrex PLC	125,000	1,007
Yara International ASA	7,000,000	93,772
		524,444
Construction Materials - 1.5%
Asahi Concrete Works Co. Ltd.	654,000	5,133
Brampton Brick Ltd. Class A (sub. vtg.)	827,000	8,544
Cemex SA de CV sponsored ADR	1,500,000	54,000
Chosun Refractories Co.	118,000	3,373
Continental Materials Corp. (a)	20,000	606
Devcon International Corp. (a)	157,764	1,746
Eagle Materials, Inc. (d)	844,700	63,564
Lafarge North America, Inc. (d)	6,381,500	354,237
Monarch Cement Co.	10,300	241
Titan Cement Co. SA (Reg.)	210,000	6,642
		498,086
Containers & Packaging - 0.3%
Airspray NV	175,000	4,298
British Polythene Industries PLC (d)	1,350,000	9,272
Caraustar Industries, Inc. (a)(d)	1,844,171	16,487
Myers Industries, Inc.	608,200	5,845
Nippon Steel Drum Co. Ltd.	100,000	483
Peak International Ltd. (a)(d)	1,375,700	4,664
RPC Group PLC	850,000	4,208
Silgan Holdings, Inc.	902,454	55,212
Starlite Holdings Ltd.	500,000	57
		100,526
Metals & Mining - 2.3%
Algoma Steel, Inc. (a)	585,000	12,775
Blue Earth Refineries, Inc. (a)	763,800	0
Centerra Gold, Inc.	110,000	1,661
Compania de Minas Buenaventura SA sponsored ADR	3,433,600	73,307
Croesus Mining NL	2,000,000	547
Elkem AS	50,000	1,879
Equigold NL	2,950,000	2,281
Equigold NL warrants 5/31/07 (a)	737,500	38
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Gerdau SA sponsored ADR	3,690,000	$ 35,978
Grupo Imsa SA de CV sponsored ADR	625,000	12,188
Hanil Iron & Steel Co.	55,000	1,183
Harmony Gold Mining Co. Ltd. sponsored ADR	1,500,000	9,405
Harris Steel Group, Inc. (d)	1,700,000	27,830
Industrias Penoles SA de CV	3,680,900	17,313
Jubilee Mines NL	500,000	2,074
Korea Steel Shapes Co. Ltd.	35,960	875
Major Drilling Group International, Inc. (a)	800,000	7,375
Metalrax Group PLC	2,800,000	4,693
Metals USA, Inc. (a)(d)	1,750,000	25,620
Mittal Steel Co. NV Class A (NY Shares) (a)	1,700,000	40,715
Northwest Pipe Co. (a)(d)	625,275	14,381
Novicourt, Inc.	1,322,500	2,081
Olympic Steel, Inc. (a)(d)	699,955	10,240
Oregon Steel Mills, Inc. (a)	1,196,574	19,899
POSCO sponsored ADR	4,250,000	193,503
Resolute Mining Ltd. (a)	700,000	631
Richmont Mines, Inc. (a)	600,000	2,050
Roanoke Electric Steel Corp. (d)	1,101,931	21,763
Ryerson Tull, Inc. (d)	2,505,000	26,177
Samuel Manu-Tech, Inc.	213,600	1,647
Sherritt International Corp. (a)	4,808,900	35,808
Stillwater Mining Co. (a)	2,388,200	17,434
Titanium Metals Corp. (a)	300,800	10,113
Tohoku Steel Co. Ltd.	275,000	2,345
UK Coal PLC (d)	10,500,000	24,779
USEC, Inc. (d)	8,462,400	111,281
Webco Industries, Inc. (a)	170,600	1,063
Wheeling Pittsburgh Corp. (a)(d)	841,516	20,188
		793,120
Paper & Forest Products - 0.4%
Buckeye Technologies, Inc. (a)(d)	3,744,000	29,578
Canfor Corp. (a)	500,000	6,032
Crown Van Gelder (CVG) (Certificaten Van Aandelen) (non-vtg.) unit	125,000	2,924
Gunns Ltd.	2,200,000	6,443
M-real Oyj (B Shares)	8,450,000	46,233
Norbord, Inc.	260,000	2,289
Sino-Forest Corp. (a)(d)	9,028,900	23,248
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - continued
Sino-Forest Corp. (a)(d)(e)	4,500,000	$ 11,587
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	1,250,000	13,738
		142,072
TOTAL MATERIALS		2,058,248
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc. (d)	493,220	15,043
City Telecom (HK) Ltd. (CTI)	1,934,000	216
Hungarian Telephone & Cable Corp. (a)	230,400	3,997
PT Telkomunikasi Indonesia Tbk sponsored ADR	750,000	13,515
Telecom Plus PLC	275,000	1,155
XETA Technologies, Inc. (a)(d)	974,969	3,052
		36,978
Wireless Telecommunication Services - 0.3%
China Mobile (Hong Kong) Ltd. sponsored ADR	100,000	1,780
Cosmote Mobile Telecommunications SA	1,700,000	32,156
Debitel AG	20,000	335
Metro One Telecommunications, Inc. (a)(d)	2,469,785	2,618
SK Telecom Co. Ltd. sponsored ADR	2,750,000	53,515
Taiwan Cellular Co. Ltd.	8,000,000	8,015
Tele Centro Oeste Celular Participacoes SA ADR (non-vtg.)	335,000	3,514
Turkcell Iletisim Hizmet AS sponsored ADR	190,711	2,967
		104,900
TOTAL TELECOMMUNICATION SERVICES		141,878
UTILITIES - 0.6%
Electric Utilities - 0.6%
Allegheny Energy, Inc. (a)	3,000,000	73,320
Black Hills Corp.	224,000	7,679
Korea Electric Power Corp. sponsored ADR	5,400,000	79,920
Maine & Maritimes Corp. (d)	103,000	2,600
Sierra Pacific Resources (a)	1,600,000	17,312
		180,831
Gas Utilities - 0.0%
Hokuriku Gas Co.	1,700,000	5,221
Keiyo Gas Co. Ltd. (a)	223,000	1,255
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - continued
Otaki Gas Co. Ltd. (a)	654,000	$ 2,838
Shinnihon Gas Corp.	68,000	337
		9,651
TOTAL UTILITIES		190,482
TOTAL COMMON STOCKS (Cost $21,027,263)		29,712,307
Nonconvertible Preferred Stocks - 0.0%

MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem Spa (Risp) (Cost $2,728)	350,000	3,872
Investment Companies - 0.4%

iShares Russell 2000 Index Fund (Cost $127,962)	1,098,400	126,580
Convertible Bonds - 0.0%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Trans-Lux Corp. 8.25% 3/1/12	$ 500	490
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Mercer International, Inc. 8.5% 10/15/10 (e)	15,400	17,665
TOTAL CONVERTIBLE BONDS (Cost $15,978)		18,155
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 2.55% to 2.72% 5/19/05 to 6/9/05 (f) (Cost $23,042)	$ 23,100	$ 23,046
Money Market Funds - 13.0%
	Shares
Fidelity Cash Central Fund, 2.84% (b)	3,828,747,525	3,828,748
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	567,388,869	567,389
TOTAL MONEY MARKET FUNDS (Cost $4,396,137)		4,396,137
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $25,593,110)		34,280,097
NET OTHER ASSETS - (1.7)%		(575,279)
NET ASSETS - 100%		$ 33,704,818
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
5,275 Russell 1000 Mini Index Contracts	June 2005	$ 306,425	$ (29,789)
567 Russell 2000 Index Contracts	June 2005	164,685	(14,192)
TOTAL EQUITY INDEX CONTRACTS		$ 471,110	$ (43,981)
The face value of futures purchased as a percentage of net assets - 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $76,218,000 or 0.2% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $23,046,000.
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AAR Corp.	$ 26,796	$ 43	$ 1,203	$ -	$ 36,825
Aastra Technologies Ltd.	23,747	-	-	-	25,763
Abbey PLC	34,410	-	-	491	38,212
ACE Cash Express, Inc.	23,712	8,758	-	-	29,577
Action Performance Companies, Inc.	19,781	-	-	183	19,397
Adams Resources & Energy, Inc.	6,441	-	-	127	6,850
Advanced Marketing Services, Inc.	21,842	-	441	-	8,488
Agilysys, Inc.	29,456	-	32,275	23	-
AirNet Systems, Inc.	2,887	-	636	-	2,086
Albany Molecular Research, Inc.	18,378	11,494	-	-	26,185
Alpharma, Inc. Class A	52,868	-	50,760	123	-
America West Holding Corp. Class B	16,684	-	8,714	-	-
American Axle & Manufacturing Holdings, Inc.	79,177	72,522	-	1,445	96,353
American HomePatient, Inc.	1,022	1,884	-	-	5,449
American Italian Pasta Co. Class A	14,184	20,289	-	448	30,112
American Physicians Capital, Inc.	20,349	-	22,375	-	-
AmSurg Corp.	-	39,621	-	-	42,840
Ansys, Inc.	68,076	-	-	-	87,362
Applebee's International, Inc.	219,780	-	-	495	204,435
Applied Innovation, Inc.	2,314	735	-	-	3,881
ArvinMeritor, Inc.	134,667	-	-	2,033	80,516
Asahi Concrete Works Co. Ltd.	3,878	-	3,356	52	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Astronics Corp.	$ 2,951	$ -	$ 310	$ -	$ 3,926
Astronics Corp. Class B	945	-	69	-	1,393
Atlantic Tele-Network, Inc.	15,167	-	-	406	15,043
AZZ, Inc.	8,426	-	-	-	8,282
Bairnco Corp.	7,216	-	2,498	126	7,226
Bank of the Ozarks, Inc.	38,325	-	-	375	46,455
Barratt Developments PLC	246,213	62	-	10,449	274,609
Belden CDT, Inc.	46,275	455	9,051	317	-
Belhaven Group PLC	11,765	1,481	-	117	13,945
Bellway PLC	115,702	21,825	-	3,184	154,842
Benihana, Inc.	5,704	-	-	-	5,991
Benihana, Inc. Class A (sub. vtg.)	7,232	-	-	-	-
BJ's Wholesale Club, Inc.	163,310	-	-	-	186,710
Black Box Corp.	76,951	-	2,018	362	64,423
Blonder Tongue Laboratories, Inc.	1,499	-	151	-	1,337
Blyth, Inc.	122,333	1,501	20,037	1,271	79,489
Bolt Technology Corp.	1,834	366	-	-	3,312
Boston Acoustics, Inc.	2,896	-	54	70	3,637
Boyd Brothers Transportation, Inc.	1,318	-	1,333	-	-
Brinker International, Inc.	62,668	133,905	58,398	-	150,430
British Polythene Industries PLC	6,920	-	-	538	9,272
BTU International, Inc.	2,431	-	553	-	1,213
Buckeye Technologies, Inc.	39,804	449	-	-	29,578
C&D Technologies, Inc.	36,115	5,030	11,595	83	14,677
CAE, Inc. (144A)	7,882	-	7,694	78	-
CAE, Inc.	72,661	6,466	-	764	78,935
Cagle's, Inc. Class A	6,717	213	46	-	4,456
Cantel Medical Corp.	13,061	297	190	-	20,504
Caraustar Industries, Inc.	21,563	2,849	-	-	16,487
Career Education Corp.	13,524	149,384	1,067	-	163,708
Cascade Corp.	35,431	-	77	423	38,055
Castle Energy Corp.	14,086	-	-	175	12,954
Catalyst Semiconductor, Inc.	8,874	940	-	-	7,983
Cathay General Bancorp	81,011	5,635	662	658	84,722
Cattles PLC	118,471	6,720	11,441	5,625	123,851
CCS Income Trust	22,532	-	-	1,145	-
CEC Entertainment, Inc.	136,313	-	1,986	-	133,940
Championship Auto Racing Teams, Inc.	29	-	-	-	221
Channell Commercial Corp.	3,295	-	3,175	-	3,085
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Charlotte Russe Holding, Inc.	$ 17,399	$ 18,575	$ 4,826	$ -	$ 23,081
Chase Corp.	5,933	-	-	142	5,467
Cherokee, Inc.	18,220	-	1,637	1,002	22,427
Chime Communications PLC	8,896	-	-	-	8,892
Chromcraft Revington, Inc.	12,541	-	-	-	11,823
Citect Corp. Ltd. (formerly CI Technologies Group Ltd.)	3,262	-	-	174	3,102
ClearOne Communications, Inc.	4,865	-	480	-	2,177
Coastcast Corp.	1,641	-	-	-	1,794
Cobra Electronics Corp.	3,776	-	4,010	-	-
Columbus McKinnon Corp. (NY Shares)	6,212	5,173	-	-	13,227
Communications Systems, Inc.	6,260	58	3,335	128	5,622
Compudyne Corp.	6,130	852	-	-	4,420
Compuware Corp.	148,200	9,050	92,474	-	-
Cooper Companies, Inc.	104,038	-	2,093	53	168,876
Corinthian Colleges, Inc.	14,976	114,927	-	-	128,944
Corvel Corp.	28,028	-	1,165	-	21,359
CPAC, Inc.	3,180	-	-	121	2,898
CTS Corp.	39,170	-	2,594	307	33,760
D & K Healthcare Resources, Inc.	11,965	734	6,029	51	-
D.R. Horton, Inc.	527,140	28,824	25,159	4,807	786,892
Daitec Co. Ltd.	9,587	-	-	236	10,283
Dataram Corp.	6,462	35	-	-	3,607
DCC PLC (Ireland)	145,285	-	-	1,464	188,011
Decorator Industries, Inc.	2,512	-	126	25	2,401
Delta Apparel, Inc.	8,876	-	-	85	10,686
Department 56, Inc.	20,351	47	-	-	17,249
Deswell Industries, Inc.	17,893	-	3,628	611	16,355
Devcon International Corp.	3,858	-	2,386	-	-
DIMON, Inc.	15,497	-	1,613	604	15,412
Direct General Corp.	-	41,826	-	45	35,380
Dominion Homes, Inc.	10,720	6,882	-	-	11,431
Dong-A Pharmaceutical Co. Ltd.	7,657	-	-	284	19,062
Doral Financial Corp.	259,050	13,831	-	3,029	102,565
Draka Holding NV	41,784	2,664	-	-	43,525
Drew Industries, Inc.	36,452	2,470	1,043	-	37,880
DSG International Ltd.	1,429	-	-	-	2,018
Ducommun, Inc.	18,981	-	424	-	17,065
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DuPont Photomasks, Inc.	$ 29,288	$ -	$ 46,153	$ -	$ -
Dura Automotive Systems, Inc. Class A (sub. vtg.)	16,873	-	-	-	6,417
Eagle Materials, Inc.	59,177	-	3,825	776	63,564
ECI Telecom Ltd.	34,474	-	303	-	38,335
ECtel Ltd.	5,259	-	-	-	7,066
Educational Development Corp.	-	2,032	-	-	2,012
Electronics for Imaging, Inc.	57,415	44,090	-	-	88,736
Elscint Ltd.	6,582	-	810	-	7,103
Embrex, Inc.	8,708	-	-	-	7,389
EMCOR Group, Inc.	64,865	-	3,074	-	63,891
Enesco Group, Inc.	8,803	2,910	56	-	8,021
Escalon Medical Corp.	400	4,685	-	-	2,352
ESS Technology, Inc.	343	26,496	-	-	15,194
Exact Holdings NV	51,220	-	8,558	1,952	56,786
Exactech, Inc.	17,658	1,164	-	-	13,509
ExpressJet Holdings, Inc. Class A	2,725	51,613	-	-	41,190
Fab Industries, Inc.	446	1,712	-	-	2,079
Farstad Shipping ASA	21,040	373	-	-	30,391
Federal Screw Works	5,719	-	-	47	3,555
Financial Industries Corp.	11,071	-	-	-	11,071
Finlay Enterprises, Inc.	21,669	-	829	-	11,746
Finnveden Invest AB Series B	9,678	4,818	18,873	-	-
First Bancorp, Puerto Rico	167,678	932	1,787	1,344	143,227
First Health Group Corp.(OLD)	125,110	-	182,592	-	-
First Mutual Bancshares, Inc.	13,373	-	-	142	13,541
Flanigan's Enterprises, Inc.	1,258	-	17	62	1,464
FMC Corp.	131,850	-	4,870	-	142,100
Footstar, Inc.	9,979	-	-	-	10,181
Foremost Industries Income Fund	6,971	165	1,124	410	11,523
Fossil, Inc.	163,283	-	-	-	157,005
Frans Maas Groep NV (Certificaten Van Aandelen) unit	13,286	-	2,130	-	-
Fremont General Corp.	44,449	72,763	-	795	118,753
French Connection Group PLC	38,120	776	-	544	26,784
Fresh Brands, Inc.	3,922	-	-	-	3,197
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fresh Del Monte Produce, Inc.	$ 140,566	$ -	$ -	$ 3,177	$ 153,008
Friedmans, Inc. Class A	7,428	-	-	-	2,148
Gehl Co.	12,586	-	-	-	18,225
General Cable Corp.	36,338	-	-	-	46,377
Genesco, Inc.	46,446	-	-	-	55,687
Genlyte Group, Inc.	83,681	-	1,418	-	105,126
Gildan Activewear, Inc. Class A (sub. vtg.)	68,570	-	-	-	109,604
Global Imaging Systems, Inc.	61,904	8,384	-	-	79,194
Goodfellow, Inc.	5,917	38	425	164	7,311
Group 1 Automotive, Inc.	58,734	1,153	-	-	50,672
Gulf Island Fabrication, Inc.	8,322	11,402	-	142	20,246
Hampshire Group Ltd.	13,276	-	-	-	18,901
Hankook Shell Oil Co. Ltd.	1,763	563	-	280	4,521
Hansen Natural Corp.	17,480	-	-	-	48,330
Hardinge, Inc.	4,213	6,249	-	36	13,132
Harris Steel Group, Inc.	12,389	-	1,224	253	27,830
Health Management Associates, Inc. Class A	487,576	2,144	-	2,434	603,412
Heijmans NV	47,574	-	-	2,799	82,711
Heiton Group PLC	36,448	-	52,824	-	-
Helen of Troy Ltd.	75,192	15,970	-	-	83,286
Henry Boot PLC	17,593	-	778	208	24,274
Horizon Health Corp.	16,416	-	-	-	27,637
Hot Topic, Inc.	48,558	4,171	1,136	-	64,969
HTL International Holdings Ltd.	9,374	1,373	-	283	-
ICT Automatisering NV	7,406	-	-	-	10,577
ICU Medical, Inc.	34,039	-	14,526	-	26,573
Il Dong Pharmaceutical Co. Ltd.	1,243	714	-	-	4,758
IMCO Recycling, Inc.	11,941	-	2,400	-	-
iMergent, Inc.	1,074	9,154	-	-	11,000
IMPATH, Inc.	8,549	22	-	-	6,827
InFocus Corp.	26,346	8,556	2,205	-	14,266
Insteel Industries, Inc.	4,176	5,881	1,053	-	8,226
Intermet Corp.	9,497	-	-	-	435
Interstate Bakeries Corp.	22,487	5,109	-	-	14,813
Intest Corp.	8,072	-	-	-	3,342
Intracom SA (Reg.)	24,961	4,435	224	-	34,552
Invacare Corp.	75,610	-	10,370	66	67,584
Inventive Leisure PLC	1,318	128	-	51	1,904
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Investment Technology Group, Inc.	$ 28,774	$ -	$ 35,306	$ -	$ -
Inzi Controls Co. Ltd.	224	1,938	-	88	3,483
IPC Holdings Ltd.	132,413	-	1,319	2,535	131,705
Jack in the Box, Inc.	106,466	-	-	-	122,019
JAKKS Pacific, Inc.	49,143	1,996	24,035	-	28,184
JLM Couture, Inc.	690	-	-	-	562
KCS Energy, Inc.	43,601	18,596	3,219	-	56,862
KEC Corp.	6,069	6,279	-	278	13,598
Komplett ASA	6,201	771	-	417	6,438
Koninklijke BAM Groep NV	42,108	2,133	5,648	-	73,839
Korea Electric Terminal Co. Ltd.	8,564	1,159	-	96	8,075
Lafarge North America, Inc.	305,797	-	50,423	4,671	354,237
Lakes Entertainment, Inc.	15,503	-	22,311	-	-
Lattice Semiconductor Corp.	52,832	2,957	6,586	-	45,602
Libbey, Inc.	13,430	3,598	-	213	13,784
Lincare Holdings, Inc.	298,957	2,193	-	-	402,533
Linx Printing Technologies PLC	7,949	-	15,540	179	-
Lufkin Industries, Inc.	20,673	-	5,683	318	29,421
M/I Homes, Inc.	66,483	-	-	131	79,975
Maine & Maritimes Corp.	3,112	101	-	83	2,600
MAIR Holdings, Inc.	18,860	-	168	-	18,163
Major Drilling Group International, Inc.	7,414	-	5,862	-	-
Marine Products Corp.	42,434	101	1,020	361	50,017
Marten Transport Ltd.	20,822	-	9,703	-	-
Medical Action Industries, Inc.	16,682	269	-	-	18,285
Melexis NV	27,072	3,846	-	3,719	35,239
Merchant Retail Group PLC	12,497	2,960	-	114	17,277
Merit Medical Systems, Inc.	9,748	22,321	-	-	30,132
Meritage Homes Corp.	43,157	-	25,077	-	-
Mesa Laboratories, Inc.	2,659	-	498	87	2,836
Metals USA, Inc.	31,760	-	4,305	-	25,620
MetaSolv, Inc.	10,958	444	498	-	7,416
Metro One Telecommunications, Inc.	3,705	-	-	-	2,618
Metro, Inc. Class A (sub. vtg.)	128,999	-	-	1,771	223,263
MFC Bancorp Ltd.	12,985	-	-	-	13,244
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Michang Oil Industrial Co. Ltd.	$ -	$ 2,118	$ -	$ 99	$ 3,227
MOCON, Inc.	2,747	-	-	66	3,049
Monro Muffler Brake, Inc.	17,887	-	-	-	20,711
Monterey Gourmet Foods, Inc.	4,564	-	-	-	4,480
Mothers Work, Inc.	933	6,172	-	-	6,174
Movado Group, Inc.	20,370	-	9,987	103	-
MTR Gaming Group, Inc.	19,444	-	16,280	-	-
Multimedia Games, Inc.	-	32,463	-	-	21,961
Murakami Corp.	5,351	-	-	58	6,826
Nagawa Co. Ltd.	6,835	-	-	157	9,537
National Dentex Corp.	9,998	-	1,882	-	7,668
National Healthcare Corp.	26,356	-	-	366	29,930
National R.V. Holdings, Inc.	15,468	-	273	-	8,907
National Western Life Insurance Co. Class A	38,679	-	-	-	39,995
Nature's Sunshine Products, Inc.	20,776	663	13,028	165	-
NCI Building Systems, Inc.	57,707	310	1,098	-	59,977
Netsmart Technologies, Inc.	1,232	1,156	-	-	2,658
New Horizons Worldwide, Inc.	5,040	-	2,271	-	-
Newship Ltd. (formerly Send Group PLC)	1,029	-	-	-	726
Next PLC	389,834	3,101	2,968	3,446	407,168
Ngai Lik Industrial Holdings Ltd.	19,476	701	-	784	13,613
Nicholas Financial, Inc.	-	6,781	1,105	19	6,534
North Central Bancshares, Inc.	5,643	-	32	122	5,884
Northwest Pipe Co.	11,640	182	1,049	-	14,381
Novel Denim Holdings Ltd.	991	-	1,133	-	-
NQL Drilling Tools, Inc. Class A	3,035	-	476	-	5,999
Octel Corp.	35,678	-	-	180	23,767
Ocular Sciences, Inc.	92,674	-	84,229	-	-
Odyssey Healthcare, Inc.	24,603	12,950	889	-	28,085
Offshore Logistics, Inc.	57,900	3,068	1,993	-	58,635
Oil States International, Inc.	44,743	27,225	309	-	83,779
Olympic Steel, Inc.	-	16,383	2,662	-	10,240
OM Group, Inc.	88,695	-	7,062	-	54,850
On Assignment, Inc.	12,670	-	2,402	-	8,922
Opinion Research Corp.	2,482	108	-	-	2,814
Optical Cable Corp.	2,310	71	-	-	2,553
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Orbotech Ltd.	$ 54,666	$ -	$ -	$ -	$ 65,302
Orthofix International NV	36,501	6,423	-	-	66,420
Osteotech, Inc.	895	3,323	-	-	2,649
Overnite Corp.	41,594	18,301	-	187	59,959
P&F Industries, Inc. Class A	2,900	-	330	-	4,889
P.A.M. Transportation Services, Inc.	20,760	-	1,075	-	17,971
Pacific Sunwear of California, Inc.	10,506	131,128	-	-	142,461
PacifiCare Health Systems, Inc.	217,047	-	46,438	-	374,217
Papa John's International, Inc.	68,333	-	1,054	-	76,102
Pason Systems, Inc.	31,430	265	-	129	37,085
Patrick Industries, Inc.	2,774	-	-	-	2,514
Pe Ben Oilfield Services Ltd.	1,606	-	-	-	1,870
Peak International Ltd.	6,191	-	-	-	4,664
Pemco Aviation Group, Inc.	5,909	1,231	-	-	5,646
Perceptron, Inc.	5,918	-	531	-	5,595
Pericom Semiconductor Corp.	12,916	11,678	-	-	21,663
Persona, Inc.	9,829	-	10,138	-	-
Pervasive Software, Inc.	10,375	1,224	-	-	9,157
Petroleum Development Corp.	29,609	3,574	-	-	31,916
Petroleum Helicopters, Inc.	6,246	-	-	-	8,219
Philadelphia Consolidated Holding Corp.	68,551	-	7,875	-	86,250
PinkRoccade NV	16,731	202	28,984	-	-
Piolax, Inc.	18,036	-	774	269	21,942
Planar Systems, Inc.	1,162	13,738	-	-	10,901
PolyMedica Corp.	8,072	62,716	-	535	69,969
Pomeroy IT Solutions, Inc.	14,817	-	-	-	17,411
ProSafe ASA	36,914	8,846	-	1,679	57,871
PXRE Group Ltd.	31,096	10,156	-	269	41,981
Quaker City Bancorp, Inc.	26,152	-	26,243	-	-
Qualstar Corp.	6,817	375	44	-	5,043
Quiksilver, Inc.	85,162	11,370	751	-	119,843
Quipp, Inc.	1,968	-	-	-	1,592
Quixote Corp.	11,370	-	2,864	94	9,059
RCM Technologies, Inc.	6,225	403	-	-	5,108
RehabCare Group, Inc.	25,394	-	1,856	-	29,420
Reliability, Inc.	547	-	-	-	153
RemedyTemp, Inc. Class A	7,264	-	-	-	8,332
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Renal Care Group, Inc.	$ 234,171	$ -	$ -	$ -	$ 280,403
ResCare, Inc.	16,153	-	4,464	-	-
Rex Stores Corp.	18,186	-	-	-	18,718
Ringerikes Sparebank	1,032	-	-	62	1,198
Riviana Foods, Inc.	20,385	-	20,432	-	-
Roanoke Electric Steel Corp.	15,644	500	-	349	21,763
Ross Stores, Inc.	189,830	-	16,915	1,052	200,400
Roto Smeets de Boer NV	12,084	-	590	557	16,960
Ruby Tuesday, Inc.	-	97,989	-	67	88,210
Ryan's Restaurant Group, Inc.	56,843	-	-	-	49,742
Ryerson Tull, Inc.	7,277	31,796	-	310	26,177
S.Y. Bancorp, Inc.	16,464	861	-	253	17,088
Safeway, Inc.	395,131	167,084	-	-	586,940
Salton, Inc.	5,075	-	52	-	1,107
SBS Technologies, Inc.	17,273	-	148	-	12,555
ScanSource, Inc.	67,654	-	3,836	-	50,875
SCS Transportation, Inc.	13,967	4,540	17,454	-	-
ScS Upholstery PLC	9,366	82	-	348	14,155
SED International Holdings, Inc.	768	-	-	-	288
Seksun Corp. Ltd.	5,137	662	-	88	6,318
Shaw Group, Inc.	58,322	1,575	-	-	108,013
Shinsegae Engineering & Construction Co. Ltd.	-	4,056	-	188	5,335
ShoLodge, Inc.	2,189	-	-	-	1,628
ShopKo Stores, Inc.	41,665	-	47,411	-	-
Sigmatron International, Inc.	3,115	538	-	-	3,996
Siliconix, Inc.	61,466	3,718	902	-	50,914
Sino-Forest Corp.	19,019	-	-	-	23,248
Sino-Forest Corp. (144A)	9,479	-	-	-	11,587
Solutia, Inc.	3,240	-	67	-	12,168
Somera Communications, Inc.	6,747	-	291	-	6,264
Sonic Corp.	141,450	-	1,729	-	195,444
SOURCECORP, Inc.	36,387	503	-	-	28,145
Southern Energy Homes, Inc.	5,628	-	-	-	7,911
Southwest Bancorp, Inc., Oklahoma	17,043	2,224	-	210	19,164
Sparebanken Rana	760	-	-	50	-
Spectrum Control, Inc.	8,338	1,275	57	-	8,160
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Spherion Corp.	$ 50,644	$ -	$ 12,135	$ -	$ 23,287
Sportscene Restaurants, Inc. Class A	2,431	-	-	28	2,261
Standard Commercial Corp.	21,138	-	-	356	23,645
Stanley Furniture Co., Inc.	25,140	-	-	192	25,110
Stantec, Inc.	35,189	965	727	-	41,971
Steiner Leisure Ltd.	41,635	-	363	-	51,690
Stelmar Shipping Ltd.	34,872	-	47,554	125	-
Sterling Bancorp, New York	39,351	1,497	-	978	41,844
Steven Madden Ltd.	24,639	-	-	-	20,812
Stoneridge, Inc.	30,479	-	2,983	-	18,641
Strattec Security Corp.	33,264	-	957	-	25,592
Strongco, Inc.	-	2,944	457	27	5,553
Summa Industries, Inc.	4,568	-	-	26	4,086
Sunjin Co. Ltd.	3,134	665	-	132	5,050
Swift Energy Co.	43,535	-	6,391	-	43,445
SYNNEX Corp.	10,509	19,627	-	-	27,087
Tandy Brands Accessories, Inc.	7,422	-	1,999	45	5,530
TB Wood's Corp.	3,075	-	-	-	2,399
Tech Data Corp.	212,308	6,808	135,306	-	-
Technology Solutions Co.	2,515	1,363	187	-	2,434
Teekay Shipping Corp.	167,076	-	-	1,733	176,148
Tejon Ranch Co.	32,644	-	-	-	43,476
Texas Industries, Inc.	61,675	-	85,057	95	-
The Allied Defense Group, Inc.	9,421	-	-	-	12,595
The BISYS Group, Inc.	139,549	338	26,744	-	120,020
The Cato Corp. Class A (sub. vtg.)	40,610	-	16,724	930	35,981
The Children's Place Retail Stores, Inc.	43,450	2,841	42,723	-	-
The PMI Group, Inc.	371,070	-	3,119	1,205	313,803
Theragenics Corp.	12,339	-	-	-	10,411
Toami Corp.	3,025	-	1,867	77	-
Tokyo Kisen Co. Ltd.	2,666	-	-	52	3,891
Tollgrade Communications, Inc.	333	5,750	-	-	4,887
Tommy Hilfiger Corp.	126,618	-	-	-	98,943
Total Energy Services Ltd.	10,771	2,392	-	-	18,147
Tower Automotive, Inc.	17,572	-	8	-	605
Trifast PLC	7,029	3,112	-	94	9,288
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Trinity Industries, Inc.	$ 139,368	$ -	$ 9,366	$ 796	$ 101,573
Trio-Tech International	1,039	-	-	-	1,071
Triumph Group, Inc.	32,073	2,305	9,089	-	24,885
TT electronics PLC	32,651	-	1,838	732	38,787
TTI Team Telecom International Ltd.	2,766	-	-	-	2,625
Twentsche Kabel Holding NV unit	22,047	-	-	-	-
Twin Disc, Inc.	5,388	1,768	-	137	6,058
Uehara Sei Shoji Co. Ltd.	6,183	-	-	80	9,299
UK Coal PLC	27,690	-	1,034	983	24,779
Uni-Select, Inc.	21,330	-	4,769	136	-
UnumProvident Corp.	116,435	140,563	3,205	3,368	285,920
Up, Inc.	3,759	-	-	72	3,567
URS Corp.	103,722	1,406	-	-	133,729
USEC, Inc.	67,920	5,798	1,123	3,347	111,281
USF Corp.	92,623	-	9,581	706	102,313
USG Corp.	74,180	-	-	-	180,675
Utah Medical Products, Inc.	12,637	-	-	213	10,294
UTStarcom, Inc.	93,912	51,702	-	-	78,684
W Holding Co., Inc.	72,704	19,129	-	858	67,278
Wao Corp.	1,457	-	483	32	-
Washington Savings Bank Fsb	-	5,895	-	16	4,897
Wheeling Pittsburgh Corp.	-	27,993	-	-	20,188
Wilsons Leather Experts, Inc.	10,113	-	-	-	10,319
Winland Electronics, Inc.	565	-	44	-	1,082
Wireless Telecom Group, Inc.	2,723	-	-	92	2,601
Wolverine Tube, Inc.	18,312	-	-	-	9,597
World Fuel Services Corp.	46,212	-	4,533	274	56,750
Wyndeham Press Group PLC	8,741	-	-	124	9,979
XETA Technologies, Inc.	3,879	16	-	-	3,052
Yankee Candle Co., Inc.	40,628	86,978	-	-	119,386
Young Innovations, Inc.	17,621	1,176	-	82	24,893
Zomax, Inc.	9,666	-	411	-	7,260
Total	$ 14,551,022	$ 2,219,348	$ 1,811,182	$ 106,184	$ 15,985,932
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $25,597,388,000. Net unrealized appreciation aggregated $8,682,709,000, of which $10,333,791,000 related to appreciated investment securities and $1,651,082,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Puritan® Fund

April 30, 2005

1.800346.101

PUR-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.1%
	Shares		Value (000s)
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc.	172,700		$ 3,447
Exide Technologies warrants 3/18/06 (a)	6,789		0
TRW Automotive Holdings Corp. (a)	834,780		14,867
			18,314
Automobiles - 0.4%
General Motors Corp.	486,000		12,966
Harley-Davidson, Inc.	109,800		5,163
Renault SA	200,905		16,893
Toyota Motor Corp. sponsored ADR	698,300		50,773
			85,795
Hotels, Restaurants & Leisure - 0.6%
Caesars Entertainment, Inc. (a)	2,580,900		51,489
McDonald's Corp.	3,310,800		97,040
MOA Hospitality, Inc. (a)	3,000		0
			148,529
Household Durables - 0.7%
Koninklijke Philips Electronics NV (NY Shares)	806,900		20,003
Maytag Corp.	2,184,660		21,169
Newell Rubbermaid, Inc.	3,629,400		78,867
The Stanley Works	172,800		7,436
Whirlpool Corp.	573,100		35,567
			163,042
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	1,295,800		32,395
Media - 4.0%
Clear Channel Communications, Inc.	4,401,600		140,587
Comcast Corp. Class A (a)	4,160,316		133,588
Knight-Ridder, Inc.	503,600		32,583
Liberty Media Corp. Class A (a)	5,509,706		55,317
Liberty Media International, Inc. Class A (a)	416,414		17,269
News Corp. Class A	1,591,200		24,314
NTL, Inc. (a)	241,004		15,419
The New York Times Co. Class A	344,020		11,477
The Reader's Digest Association, Inc. (non-vtg.)	2,272,600		38,634
Time Warner, Inc. (a)	9,395,060		157,931
Viacom, Inc. Class B (non-vtg.)	4,979,951		172,406
Common Stocks - continued
	Shares		Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Vivendi Universal SA sponsored ADR	1,221,100		$ 36,206
Walt Disney Co.	3,354,390		88,556
			924,287
Multiline Retail - 0.6%
Big Lots, Inc. (a)	3,049,100		31,040
Dollar Tree Stores, Inc. (a)	1,405,900		34,430
Family Dollar Stores, Inc.	945,900		25,520
Federated Department Stores, Inc.	600,300		34,517
Sears Holdings Corp. (a)	90,615		12,255
			137,762
Specialty Retail - 0.7%
AnnTaylor Stores Corp. (a)	1,492,650		36,555
Gap, Inc.	2,046,941		43,702
RadioShack Corp.	648,000		16,181
Tiffany & Co., Inc.	1,115,400		33,629
Toys 'R' Us, Inc. (a)	1,605,200		40,692
			170,759
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	856,560		30,348
TOTAL CONSUMER DISCRETIONARY			1,711,231
CONSUMER STAPLES - 4.0%
Beverages - 0.6%
Anheuser-Busch Companies, Inc.	2,003,500		93,904
The Coca-Cola Co.	1,103,200		47,923
			141,827
Food & Staples Retailing - 0.8%
Albertsons, Inc.	243,800		4,825
CVS Corp.	773,500		39,897
Wal-Mart Stores, Inc.	2,935,400		138,375
			183,097
Food Products - 0.3%
Corn Products International, Inc.	373,600		8,227
Kraft Foods, Inc. Class A	1,384,500		44,872
Sara Lee Corp.	687,000		14,695
			67,794
Common Stocks - continued
	Shares		Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.4%
Colgate-Palmolive Co.	3,344,100		$ 166,503
Kimberly-Clark Corp.	1,587,400		99,133
Procter & Gamble Co.	1,042,720		56,463
			322,099
Personal Products - 0.3%
Gillette Co.	1,575,900		81,379
Tobacco - 0.6%
Altria Group, Inc.	2,129,140		138,373
TOTAL CONSUMER STAPLES			934,569
ENERGY - 7.7%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	1,856,300		81,900
BJ Services Co.	725,100		35,349
Halliburton Co.	963,300		40,064
Noble Corp.	1,095,350		55,753
Schlumberger Ltd. (NY Shares)	2,371,490		162,234
			375,300
Oil & Gas - 6.1%
Apache Corp.	948,610		53,397
Ashland, Inc.	172,500		11,599
BP PLC sponsored ADR	3,521,426		214,455
ChevronTexaco Corp.	3,252,100		169,109
El Paso Corp.	1,152,000		11,508
Exxon Mobil Corp.	10,106,224		576,339
Royal Dutch Petroleum Co. (NY Shares)	142,000		8,272
Statoil ASA	860,400		15,276
Total SA:
Series B	429,200		95,205
sponsored ADR	2,399,600		266,140
			1,421,300
TOTAL ENERGY			1,796,600
FINANCIALS - 17.0%
Capital Markets - 2.8%
Bank of New York Co., Inc.	4,526,500		126,470
Charles Schwab Corp.	7,654,300		79,222
Common Stocks - continued
	Shares		Value (000s)
FINANCIALS - continued
Capital Markets - continued
Janus Capital Group, Inc.	3,173,300		$ 41,221
LaBranche & Co., Inc. (a)	714,600		4,752
Mellon Financial Corp.	2,281,600		63,178
Merrill Lynch & Co., Inc.	2,163,700		116,688
Morgan Stanley	2,900,240		152,611
Nomura Holdings, Inc.	2,384,000		30,420
Nuveen Investments, Inc. Class A	529,000		17,981
State Street Corp.	523,000		24,178
			656,721
Commercial Banks - 4.3%
Bank of America Corp.	10,186,724		458,810
Comerica, Inc.	796,400		45,602
Kookmin Bank sponsored ADR	343,600		14,689
Lloyds TSB Group PLC	3,077,099		26,528
Royal Bank of Scotland Group PLC	849,444		25,757
State Bank of India	636,977		9,368
U.S. Bancorp, Delaware	2,393,750		66,786
Wachovia Corp.	4,050,041		207,281
Wells Fargo & Co.	2,475,000		148,352
			1,003,173
Consumer Finance - 0.7%
American Express Co.	1,725,901		90,955
MBNA Corp.	1,723,500		34,039
MoneyGram International, Inc.	1,477,700		28,667
			153,661
Diversified Financial Services - 3.3%
CIT Group, Inc.	1,269,400		51,131
Citigroup, Inc.	8,408,892		394,882
J.P. Morgan Chase & Co.	9,264,652		328,802
			774,815
Insurance - 4.3%
ACE Ltd.	2,932,177		125,966
Allianz AG sponsored ADR	1,510,000		18,120
Allstate Corp.	2,532,200		142,208
American International Group, Inc.	6,010,737		305,646
Conseco, Inc. (a)	1,693,600		32,585
Genworth Financial, Inc. Class A (non-vtg.)	2,023,900		56,568
Hartford Financial Services Group, Inc.	1,495,000		108,193
Marsh & McLennan Companies, Inc.	1,069,000		29,964
Common Stocks - continued
	Shares		Value (000s)
FINANCIALS - continued
Insurance - continued
MBIA, Inc.	344,000		$ 18,019
PartnerRe Ltd.	344,700		20,089
St. Paul Travelers Companies, Inc.	3,428,237		122,731
XL Capital Ltd. Class A	273,500		19,227
			999,316
Real Estate - 0.1%
CarrAmerica Realty Corp.	269,460		8,903
Equity Office Properties Trust	688,830		21,677
			30,580
Thrifts & Mortgage Finance - 1.5%
Fannie Mae	3,963,050		213,807
Freddie Mac	892,900		54,931
Housing Development Finance Corp. Ltd.	1,659,200		27,935
MGIC Investment Corp.	266,800		15,741
Sovereign Bancorp, Inc.	1,849,950		38,053
			350,467
TOTAL FINANCIALS			3,968,733
HEALTH CARE - 5.0%
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	3,996,200		148,259
Thermo Electron Corp. (a)	724,240		18,092
			166,351
Health Care Providers & Services - 0.6%
Cardinal Health, Inc.	950,400		52,814
McKesson Corp.	1,348,200		49,883
Tenet Healthcare Corp. (a)	3,203,200		38,342
			141,039
Pharmaceuticals - 3.7%
Abbott Laboratories	1,242,600		61,086
Bristol-Myers Squibb Co.	3,395,900		88,293
GlaxoSmithKline PLC sponsored ADR	586,500		29,648
Johnson & Johnson	2,796,100		191,896
Merck & Co., Inc.	3,255,500		110,361
Pfizer, Inc.	5,029,300		136,646
Common Stocks - continued
	Shares		Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	5,143,100		$ 107,336
Wyeth	2,927,800		131,575
			856,841
TOTAL HEALTH CARE			1,164,231
INDUSTRIALS - 7.2%
Aerospace & Defense - 2.3%
EADS NV	2,091,016		59,677
Honeywell International, Inc.	4,005,600		143,240
Lockheed Martin Corp.	1,960,300		119,480
Northrop Grumman Corp.	1,325,060		72,666
Raytheon Co.	388,140		14,598
The Boeing Co.	1,042,000		62,020
United Technologies Corp.	555,200		56,475
			528,156
Airlines - 0.1%
Continental Airlines, Inc. Class B (a)	1,143		14
Southwest Airlines Co.	1,378,100		20,506
			20,520
Commercial Services & Supplies - 0.2%
Waste Management, Inc.	1,884,500		53,689
Construction & Engineering - 0.1%
Fluor Corp.	384,200		19,809
Electrical Equipment - 0.3%
ABB Ltd. sponsored ADR (a)	1,719,300		10,832
Emerson Electric Co.	804,200		50,399
			61,231
Industrial Conglomerates - 2.2%
3M Co.	455,800		34,855
General Electric Co.	6,314,000		228,567
Hutchison Whampoa Ltd.	795,000		7,088
Siemens AG sponsored ADR	336,900		24,769
Textron, Inc.	702,900		52,964
Tyco International Ltd.	5,582,124		174,776
			523,019
Machinery - 1.4%
Caterpillar, Inc.	594,200		52,319
Common Stocks - continued
	Shares		Value (000s)
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	215,450		$ 13,474
Dover Corp.	1,364,500		49,613
Illinois Tool Works, Inc.	206,800		17,334
Ingersoll-Rand Co. Ltd. Class A	1,225,300		94,189
Navistar International Corp. (a)	692,405		20,447
SPX Corp.	2,078,500		80,417
			327,793
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	1,484,000		71,603
Union Pacific Corp.	1,083,600		69,275
			140,878
TOTAL INDUSTRIALS			1,675,095
INFORMATION TECHNOLOGY - 4.8%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	2,232,800		38,583
Lucent Technologies, Inc. (a)	6,559,400		15,939
Motorola, Inc.	5,108,353		78,362
Nokia Corp. sponsored ADR	1,605,900		25,662
			158,546
Computers & Peripherals - 1.0%
Hewlett-Packard Co.	5,161,002		105,646
International Business Machines Corp.	1,189,000		90,816
Storage Technology Corp. (a)	961,190		26,721
Sun Microsystems, Inc. (a)	5,462,925		19,830
			243,013
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	1,954,000		40,546
Arrow Electronics, Inc. (a)	1,120,700		27,278
Avnet, Inc. (a)	2,134,470		40,320
Solectron Corp. (a)	7,482,900		24,694
			132,838
IT Services - 0.1%
Ceridian Corp. (a)	1,469,200		24,785
Office Electronics - 0.2%
Xerox Corp. (a)	2,764,500		36,630
Common Stocks - continued
	Shares		Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	1,832,100		$ 62,493
Applied Materials, Inc.	2,836,900		42,185
Freescale Semiconductor, Inc.:
Class A	143,500		2,686
Class B (a)	2,229,938		42,057
Intel Corp.	5,153,100		121,201
Micron Technology, Inc. (a)	2,404,100		23,344
National Semiconductor Corp.	1,058,900		20,204
Rohm Co. Ltd. (i)	172,400		16,262
Samsung Electronics Co. Ltd.	75,040		34,017
Teradyne, Inc. (a)	516,400		5,691
			370,140
Software - 0.6%
Microsoft Corp.	5,217,200		131,995
Symantec Corp. (a)	804,767		15,114
			147,109
TOTAL INFORMATION TECHNOLOGY			1,113,061
MATERIALS - 3.4%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	544,500		31,978
Albemarle Corp.	257,100		9,412
Arch Chemicals, Inc.	531,200		13,694
Celanese Corp. Class A	853,500		12,418
Dow Chemical Co.	2,125,900		97,643
Eastman Chemical Co.	516,600		27,896
Great Lakes Chemical Corp.	688,400		21,368
Lubrizol Corp.	292,100		11,325
Lyondell Chemical Co.	2,705,444		67,880
PolyOne Corp. (a)	1,773,200		13,689
Praxair, Inc.	717,400		33,596
			340,899
Containers & Packaging - 0.2%
Amcor Ltd.	1,867,000		9,420
Smurfit-Stone Container Corp. (a)	3,485,607		45,696
			55,116
Metals & Mining - 0.9%
Alcan, Inc.	1,278,500		41,453
Common Stocks - continued
	Shares		Value (000s)
MATERIALS - continued
Metals & Mining - continued
Alcoa, Inc.	3,516,300		$ 102,043
Freeport-McMoRan Copper & Gold, Inc. Class B	1,111,066		38,510
Phelps Dodge Corp.	474,700		40,753
			222,759
Paper & Forest Products - 0.8%
Bowater, Inc.	574,900		18,679
Georgia-Pacific Corp.	1,823,800		62,502
International Paper Co.	1,766,900		60,587
Weyerhaeuser Co.	679,400		46,614
			188,382
TOTAL MATERIALS			807,156
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.3%
BellSouth Corp.	7,295,070		193,246
Philippine Long Distance Telephone Co. sponsored ADR	788,600		20,322
Qwest Communications International, Inc. (a)	6,702,500		22,923
SBC Communications, Inc.	10,203,387		242,841
Sprint Corp.	1,573,800		35,033
Telewest Global, Inc. (a)	1,200,000		22,248
Verizon Communications, Inc.	6,318,100		226,188
			762,801
Wireless Telecommunication Services - 0.4%
Crown Castle International Corp. (a)	1,364,700		22,013
DigitalGlobe, Inc. (a)(g)	15,842		16
KDDI Corp.	4,127		19,090
Vodafone Group PLC sponsored ADR	2,030,600		53,080
			94,199
TOTAL TELECOMMUNICATION SERVICES			857,000
UTILITIES - 2.0%
Electric Utilities - 0.6%
Entergy Corp.	1,031,800		75,631
PG&E Corp.	592,000		20,554
TXU Corp.	650,819		55,834
			152,019
Common Stocks - continued
	Shares		Value (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 1.4%
CMS Energy Corp. (a)	514,500		$ 6,647
Dominion Resources, Inc.	1,570,000		118,378
Duke Energy Corp.	1,031,500		30,109
NorthWestern Energy Corp.	633,400		17,754
Public Service Enterprise Group, Inc.	1,379,000		80,120
Wisconsin Energy Corp.	1,914,700		67,512
			320,520
TOTAL UTILITIES			472,539
TOTAL COMMON STOCKS (Cost $12,105,784)		14,500,215
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Corp.:
Series B, 5.25%	501,100		8,208
Series C, 6.25%	369,100		6,939
			15,147
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	485,200		9,170
TOTAL CONSUMER DISCRETIONARY			24,317
FINANCIALS - 0.3%
Capital Markets - 0.0%
State Street Corp. 6.75%	36,750		7,667
Consumer Finance - 0.1%
Ford Motor Co. Capital Trust II 6.50%	561,900		21,866
Insurance - 0.2%
Conseco, Inc. Series B, 5.50%	194,000		4,782
The Chubb Corp.:
7.00%	227,700		6,828
Series B, 7.00%	173,900		5,189
Preferred Stocks - continued
	Shares		Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - continued
Insurance - continued
Travelers Property Casualty Corp. 4.50%	289,800		$ 6,365
XL Capital Ltd. 6.50%	649,600		14,815
			37,979
TOTAL FINANCIALS			67,512
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc. 7.00%	215,800		12,018
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	255,700		14,074
TOTAL HEALTH CARE			26,092
INFORMATION TECHNOLOGY - 0.1%
Office Electronics - 0.1%
Xerox Corp. Series C, 6.25%	198,572		22,975
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	8,700		195
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	96,900		4,142
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
Aquila, Inc. 6.75%	120,000		3,750
TOTAL CONVERTIBLE PREFERRED STOCKS			148,983
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Spanish Broadcasting System, Inc. Class B, 10.75%	1,459		1,568
Preferred Stocks - continued
	Shares		Value (000s)
Nonconvertible Preferred Stocks - continued
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 7.00%	84,400		$ 4,726
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fresenius Medical Care Capital Trust II 7.875%	3,790		4,014
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	187		1
UTILITIES - 0.0%
Electric Utilities - 0.0%
Entergy Gulf States, Inc. Series A, adj. rate	20,721		2,096
TOTAL NONCONVERTIBLE PREFERRED STOCKS			12,405
TOTAL PREFERRED STOCKS (Cost $173,324)		161,388
Corporate Bonds - 10.7%
		Principal Amount (000s)
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21		$ 15,280		7,564
Six Flags, Inc. 4.5% 5/15/15		4,900		4,214
				11,778
Media - 0.2%
Liberty Media Corp.:
4% 11/15/29 (g)		17,982		11,684
3.5% 1/15/31 (g)		14,140		11,171
News America, Inc. liquid yield option note 0% 2/28/21 (g)		28,330		16,114
				38,969
TOTAL CONSUMER DISCRETIONARY				50,747
Corporate Bonds - continued
		Principal Amount (000s)		Value (000s)
Convertible Bonds - continued
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Navistar Financial Corp. 4.75% 4/1/09 (g)		$ 3,320		$ 3,249
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23		7,030		10,324
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Atmel Corp. 0% 5/23/21		9,100		4,159
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. 5.25% 12/15/11 (g)		16,070		10,064
TOTAL CONVERTIBLE BONDS				78,543
Nonconvertible Bonds - 10.4%
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.0%
Keystone Automotive Operations, Inc. 9.75% 11/1/13		810		802
Visteon Corp. 7.95% 8/1/05		3,605		3,479
				4,281
Automobiles - 0.1%
Ford Motor Co. 7.45% 7/16/31		11,100		9,121
General Motors Corp.:
7.2% 1/15/11		8,300		7,009
8.375% 7/15/33		4,250		3,235
				19,365
Hotels, Restaurants & Leisure - 0.4%
Chukchansi Economic Development Authority 14.5% 6/15/09 (g)		2,070		2,515
Gaylord Entertainment Co.:
6.75% 11/15/14 (g)		1,900		1,729
8% 11/15/13		1,450		1,457
MGM MIRAGE:
6% 10/1/09		420		413
6.75% 9/1/12		2,000		2,010
8.5% 9/15/10		6,840		7,439
Corporate Bonds - continued
		Principal Amount (000s)		Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Mohegan Tribal Gaming Authority:
6.875% 2/15/15 (g)		$ 2,840		$ 2,790
7.125% 8/15/14		3,000		2,993
Morton's Restaurant Group, Inc. 7.5% 7/1/10		6,890		6,683
Penn National Gaming, Inc.:
6.75% 3/1/15 (g)		2,160		2,084
8.875% 3/15/10		5,115		5,435
Premier Entertainment Biloxi LLC 10.75% 2/1/12		1,000		1,013
Six Flags, Inc. 9.75% 4/15/13		1,585		1,363
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07		4,705		4,858
7.875% 5/1/12		2,675		2,916
Station Casinos, Inc. 6.5% 2/1/14		3,320		3,295
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11		6,855		7,318
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		10,580		6,136
Town Sports International, Inc. 9.625% 4/15/11		5,770		5,943
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		6,660		7,559
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)(g)		1,610		1,030
9% 1/15/12 (g)		940		973
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (g)		1,021		1,082
Wheeling Island Gaming, Inc. 10.125% 12/15/09		2,155		2,295
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (g)		4,000		3,720
				85,049
Household Durables - 0.1%
Beazer Homes USA, Inc. 8.625% 5/15/11		3,140		3,328
Goodman Global Holdings, Inc.:
5.76% 6/15/12 (g)(k)		4,770		4,532
7.875% 12/15/12 (g)		4,325		3,763
Ryland Group, Inc. 9.125% 6/15/11		3,580		3,777
Sealy Mattress Co. 8.25% 6/15/14		3,000		3,090
Standard Pacific Corp. 9.25% 4/15/12		1,815		2,006
				20,496
Corporate Bonds - continued
		Principal Amount (000s)		Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.0%
FTD, Inc. 7.75% 2/15/14		$ 1,458		$ 1,473
Media - 0.9%
AMC Entertainment, Inc.:
8.625% 8/15/12 (g)		1,930		2,027
9.875% 2/1/12		2,800		2,814
AOL Time Warner, Inc. 6.875% 5/1/12		9,230		10,279
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09		21,300		24,111
Cablevision Systems Corp. 8% 4/15/12 (g)		11,950		11,845
CanWest Media, Inc. 8% 9/15/12 (g)		1,160		1,183
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 10.75% 10/1/09		1,935		1,480
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (g)		5,000		4,825
Corus Entertainment, Inc. 8.75% 3/1/12		5,560		5,894
Cox Communications, Inc. 5.45% 12/15/14 (g)		12,000		11,955
CSC Holdings, Inc.:
7.625% 4/1/11		3,440		3,526
7.875% 2/15/18		535		538
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10		1,630		1,740
9.875% 8/15/13		1,865		2,070
Dex Media, Inc.:
0% 11/15/13 (e)		6,845		5,168
0% 11/15/13 (e)		295		223
8% 11/15/13		1,750		1,794
EchoStar DBS Corp.:
6.375% 10/1/11		8,000		7,890
6.625% 10/1/14 (g)		3,500		3,404
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14		2,515		2,616
Entravision Communications Corp. 8.125% 3/15/09		4,530		4,666
Granite Broadcasting Corp. 9.75% 12/1/10		1,990		1,816
Houghton Mifflin Co.:
0% 10/15/13 (e)		4,375		2,975
8.25% 2/1/11		8,155		8,155
9.875% 2/1/13		7,910		8,029
Corporate Bonds - continued
		Principal Amount (000s)		Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Lamar Media Corp. 7.25% 1/1/13		$ 1,290		$ 1,332
LBI Media Holdings, Inc. 0% 10/15/13 (e)		4,450		3,249
LBI Media, Inc. 10.125% 7/15/12		4,060		4,486
Liberty Media Corp. 8.25% 2/1/30		10,280		10,498
News America Holdings, Inc. 7.75% 12/1/45		4,087		4,882
News America, Inc. 6.2% 12/15/34		7,910		7,980
Nexstar Broadcasting, Inc. 7% 1/15/14 (g)		4,000		3,600
Nextmedia Operating, Inc. 10.75% 7/1/11		3,345		3,629
PanAmSat Corp.:
6.375% 1/15/08		2,720		2,720
9% 8/15/14		4,264		4,435
R.H. Donnelley Corp. 6.875% 1/15/13 (g)		6,000		5,940
Radio One, Inc. 8.875% 7/1/11		9,005		9,590
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		4,000		4,280
10.375% 9/1/14 (g)		12,000		13,560
Yell Finance BV 10.75% 8/1/11		3,954		4,389
				215,593
Specialty Retail - 0.0%
Nebraska Book Co., Inc. 8.625% 3/15/12		4,380		4,161
Textiles, Apparel & Luxury Goods - 0.0%
American Achievement Corp. 8.25% 4/1/12		5,000		5,100
Jostens IH Corp. 7.625% 10/1/12		1,430		1,423
Levi Strauss & Co. 12.25% 12/15/12		4,780		5,067
				11,590
TOTAL CONSUMER DISCRETIONARY				362,008
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Ahold Finance USA, Inc. 8.25% 7/15/10		7,780		8,461
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)(g)		2,965		2,120
Rite Aid Corp. 11.25% 7/1/08		2,920		3,059
				13,640
Corporate Bonds - continued
		Principal Amount (000s)		Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 0.0%
Doane Pet Care Co. 10.75% 3/1/10		$ 2,580		$ 2,761
Pierre Foods, Inc. 9.875% 7/15/12		3,190		3,238
				5,999
Personal Products - 0.0%
Revlon Consumer Products Corp. 9.5% 4/1/11 (g)		5,000		4,725
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11		624		665
				5,390
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13		18,105		19,994
TOTAL CONSUMER STAPLES				45,023
ENERGY - 1.0%
Energy Equipment & Services - 0.2%
Cooper Cameron Corp. 2.65% 4/15/07		6,550		6,338
Grant Prideco, Inc.:
9% 12/15/09		660		719
9.625% 12/1/07		2,440		2,678
Hanover Compressor Co. 9% 6/1/14		1,890		1,966
Petronas Capital Ltd. 7% 5/22/12 (g)		28,745		32,300
Pride International, Inc. 7.375% 7/15/14		3,000		3,236
				47,237
Oil & Gas - 0.8%
Amerada Hess Corp. 7.125% 3/15/33		18,630		20,954
Canadian Oil Sands Ltd. 4.8% 8/10/09 (g)		8,945		8,953
Chesapeake Energy Corp.:
6.375% 6/15/15 (g)		4,000		3,920
6.625% 1/15/16 (g)		4,000		3,960
8.125% 4/1/11		5,030		5,319
El Paso Corp. 7.875% 6/15/12		3,410		3,312
El Paso Energy Corp.:
6.95% 12/15/07		3,730		3,693
7.375% 12/15/12		2,640		2,482
7.8% 8/1/31		1,020		938
8.05% 10/15/30		655		597
EnCana Holdings Finance Corp. 5.8% 5/1/14		11,285		11,930
Encore Acquisition Co. 8.375% 6/15/12		3,510		3,686
Enterprise Products Operating LP 5.75% 3/1/35 (g)		8,260		7,683
Corporate Bonds - continued
		Principal Amount (000s)		Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
EXCO Resources, Inc. 7.25% 1/15/11		$ 1,120		$ 1,103
General Maritime Corp. 10% 3/15/13		4,705		5,058
Kinder Morgan Energy Partners LP 5.8% 3/15/35		3,505		3,422
Nexen, Inc. 5.875% 3/10/35		14,930		14,392
Pemex Project Funding Master Trust:
6.125% 8/15/08		10,750		11,046
7.375% 12/15/14		8,620		9,366
Plains Exploration & Production Co.:
7.125% 6/15/14		725		747
8.75% 7/1/12		5,490		5,929
Range Resources Corp. 7.375% 7/15/13		1,330		1,370
Ship Finance International Ltd. 8.5% 12/15/13		10,070		9,667
Teekay Shipping Corp. 8.875% 7/15/11		10,030		11,234
The Coastal Corp.:
6.375% 2/1/09		1,285		1,211
6.5% 5/15/06		3,325		3,346
6.5% 6/1/08		3,245		3,107
6.95% 6/1/28		180		148
7.75% 6/15/10		6,680		6,496
Vintage Petroleum, Inc. 8.25% 5/1/12		2,200		2,365
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (g)		3,270		3,335
Williams Companies, Inc.:
7.125% 9/1/11		8,615		8,981
7.5% 1/15/31		2,171		2,242
7.625% 7/15/19		2,750		2,998
8.125% 3/15/12		10,630		11,693
				196,683
TOTAL ENERGY				243,920
FINANCIALS - 2.7%
Capital Markets - 0.3%
Bank of New York Co., Inc.:
3.4% 3/15/13 (k)		5,300		5,127
4.25% 9/4/12 (k)		6,980		6,953
Equinox Holdings Ltd. 9% 12/15/09		5,490		5,655
Goldman Sachs Group, Inc. 5.125% 1/15/15		30,120		30,080
Corporate Bonds - continued
		Principal Amount (000s)		Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Legg Mason, Inc. 6.75% 7/2/08		$ 4,110		$ 4,417
Morgan Stanley 6.6% 4/1/12		10,695		11,712
				63,944
Commercial Banks - 0.3%
Export-Import Bank of Korea:
4.125% 2/10/09 (g)		2,670		2,627
5.25% 2/10/14 (g)		4,620		4,661
Korea Development Bank:
3.875% 3/2/09		15,285		14,886
4.75% 7/20/09		6,050		6,083
5.75% 9/10/13		10,125		10,600
Wachovia Bank NA 4.875% 2/1/15		16,500		16,447
Wells Fargo & Co.:
4% 9/10/12 (k)		4,870		4,827
4.2% 1/15/10		17,430		17,253
				77,384
Consumer Finance - 0.7%
American General Finance Corp.:
2.75% 6/15/08		870		827
4% 3/15/11		12,620		12,094
4.625% 5/15/09		7,900		7,924
Capital One Bank:
4.875% 5/15/08		4,045		4,079
6.5% 6/13/13		8,925		9,654
Capital One Financial Corp. 4.8% 2/21/12		4,140		4,074
Ford Motor Credit Co.:
7.25% 10/25/11		15,000		13,864
7.375% 10/28/09		25,015		24,064
General Electric Capital Corp.:
6% 6/15/12		7,100		7,633
6.125% 2/22/11		16,000		17,322
General Motors Acceptance Corp.:
3.695% 5/18/06 (k)		5,000		4,901
6.75% 1/15/06		5,000		5,037
6.875% 9/15/11		21,175		18,552
7.5% 7/15/05		5,040		5,063
Household Finance Corp.:
4.125% 11/16/09		16,305		16,002
Corporate Bonds - continued
		Principal Amount (000s)		Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Household Finance Corp.: - continued
7% 5/15/12		$ 2,595		$ 2,927
MBNA Corp. 7.5% 3/15/12		4,845		5,512
Triad Acquisition Corp. 11.125% 5/1/13 (g)		5,050		5,025
				164,554
Diversified Financial Services - 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.135% 12/15/10 (g)(k)		4,000		3,840
8.75% 11/15/13		4,000		3,830
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10		5,554		5,554
Citigroup, Inc.:
4.125% 2/22/10		6,570		6,473
5% 9/15/14		18,000		18,119
Duke Capital LLC 4.331% 11/16/06		2,905		2,911
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		1,040		1,115
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (g)		12,000		13,490
J.P. Morgan Chase & Co. 4.875% 3/15/14		8,985		8,918
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (g)		15,915		16,464
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10		2,540		2,489
Refco Finance Holdings LLC/Refco Finance, Inc. 9% 8/1/12 (g)		3,090		3,337
Universal City Florida Holding Co. I/II 7.4925% 5/1/10 (g)(k)		1,540		1,605
				88,145
Insurance - 0.2%
Aegon NV 4.75% 6/1/13		12,500		12,334
Assurant, Inc. 5.625% 2/15/14		3,895		4,035
Axis Capital Holdings Ltd. 5.75% 12/1/14		5,500		5,579
Travelers Property Casualty Corp. 6.375% 3/15/33		4,345		4,652
XL Capital Ltd. 5.25% 9/15/14		7,195		7,158
				33,758
Corporate Bonds - continued
		Principal Amount (000s)		Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - 0.6%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (g)		$ 3,840		$ 3,686
8.125% 6/1/12		17,275		17,448
Boston Properties, Inc. 6.25% 1/15/13		3,600		3,868
Camden Property Trust 5.875% 11/30/12		7,910		8,224
CarrAmerica Realty Corp. 5.25% 11/30/07		6,175		6,258
Colonial Properties Trust 4.75% 2/1/10		6,145		6,058
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		8,440		8,862
Developers Diversified Realty Corp.:
3.875% 1/30/09		3,470		3,354
5% 5/3/10		6,015		6,009
EOP Operating LP:
4.65% 10/1/10		25,645		25,261
4.75% 3/15/14		11,100		10,658
7.75% 11/15/07		9,155		9,866
Gables Realty LP 5.75% 7/15/07		11,440		11,758
Healthcare Realty Trust, Inc. 5.125% 4/1/14		8,265		8,022
ProLogis 7.05% 7/15/06		10,000		10,327
Senior Housing Properties Trust 8.625% 1/15/12		5,910		6,412
Ventas Realty LP/Ventas Capital Corp. 6.625% 10/15/14		3,440		3,371
				149,442
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc.:
3.25% 5/21/08		2,946		2,845
4% 3/22/11		7,970		7,633
5.625% 5/15/07		12,000		12,298
Independence Community Bank Corp. 3.75% 4/1/14 (k)		5,365		5,132
Washington Mutual Bank 6.875% 6/15/11		8,300		9,194
Washington Mutual, Inc.:
4.2% 1/15/10		3,745		3,674
5% 3/22/12		12,000		12,157
				52,933
TOTAL FINANCIALS				630,160
Corporate Bonds - continued
		Principal Amount (000s)		Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.0%
Spheris, Inc. 11% 12/15/12 (g)		$ 660		$ 653
Health Care Providers & Services - 0.5%
AmeriPath, Inc. 10.5% 4/1/13		3,960		3,960
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (g)		2,520		2,596
Beverly Enterprises, Inc. 7.875% 6/15/14		1,500		1,646
Concentra Operating Corp. 9.125% 6/1/12		4,060		4,182
DaVita, Inc.:
6.625% 3/15/13 (g)		4,000		3,980
7.25% 3/15/15 (g)		7,520		7,370
HCA, Inc.:
6.95% 5/1/12		10,585		11,034
7.875% 2/1/11		5,000		5,433
8.75% 9/1/10		3,405		3,933
HealthSouth Corp.:
7.375% 10/1/06		3,000		3,023
7.625% 6/1/12		8,225		7,937
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		5,000		5,113
National Nephrology Associates, Inc. 9% 11/1/11 (g)		1,060		1,174
PacifiCare Health Systems, Inc. 10.75% 6/1/09		2,652		2,924
Rural/Metro Corp. 9.875% 3/15/15 (g)		1,050		987
Service Corp. International (SCI):
6.5% 3/15/08		1,860		1,851
7.7% 4/15/09		5,595		5,707
Tenet Healthcare Corp.:
7.375% 2/1/13		8,605		8,089
9.25% 2/1/15 (g)		10,000		10,000
U.S. Oncology, Inc.:
9% 8/15/12		3,000		3,090
10.75% 8/15/14		4,455		4,700
Vanguard Health Holding Co. I 0% 10/1/15 (e)		2,870		1,894
Vanguard Health Holding Co. II LLC 9% 10/1/14		5,500		5,720
				106,343
Pharmaceuticals - 0.0%
Warner Chilcott Corp. 8.75% 2/1/15 (g)		3,490		3,385
TOTAL HEALTH CARE				110,381
Corporate Bonds - continued
		Principal Amount (000s)		Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11		$ 2,735		$ 2,906
Bombardier, Inc.:
6.3% 5/1/14 (g)		10,420		8,961
7.45% 5/1/34 (g)		2,340		1,919
Transdigm, Inc. 8.375% 7/15/11		1,340		1,427
				15,213
Airlines - 0.2%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10		155		157
6.978% 10/1/12		1,963		2,004
7.024% 4/15/11		5,300		5,411
7.8% 4/1/08		1,130		1,011
AMR Corp.:
9% 8/1/12		1,260		945
10.2% 3/15/20		3,445		2,067
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09		117		103
6.748% 9/15/18		243		190
6.795% 2/2/20		1,213		958
6.8% 7/2/07		73		63
6.9% 7/2/18		2,090		1,609
7.056% 3/15/11		1,625		1,653
8.312% 10/2/12		1,129		847
8.321% 11/1/06		155		155
8.388% 5/1/22		127		94
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07		256		172
7.9% 12/15/09		465		149
9.5% 11/18/08 (g)		2,227		1,804
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10		10,870		10,029
7.711% 9/18/11		6,695		3,214
7.779% 11/18/05		183		134
7.92% 5/18/12		10,245		4,508
Northwest Airlines Corp. 10% 2/1/09		5,360		2,734
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20		1,134		964
7.248% 7/2/14		1,738		1,113
Corporate Bonds - continued
		Principal Amount (000s)		Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc. pass thru trust certificates: - continued
7.575% 3/1/19		$ 814		$ 806
7.691% 4/1/17		139		105
7.95% 9/1/16		140		110
8.304% 9/1/10		987		799
NWA Trust 10.23% 6/21/14		940		818
				44,726
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10		2,530		2,732
Nortek, Inc. 8.5% 9/1/14		3,860		3,397
				6,129
Commercial Services & Supplies - 0.1%
Allied Security Escrow Corp. 11.375% 7/15/11		1,820		1,856
Allied Waste North America, Inc. 8.5% 12/1/08		4,340		4,394
Browning-Ferris Industries, Inc. 9.25% 5/1/21		1,350		1,350
R.H. Donnelley Finance Corp. I:
8.875% 12/15/10 (g)		1,390		1,505
10.875% 12/15/12 (g)		2,170		2,474
				11,579
Machinery - 0.1%
Accuride Corp. 8.5% 2/1/15 (g)		4,540		4,222
AGCO Corp. 9.5% 5/1/08		810		851
Cummins, Inc. 9.5% 12/1/10 (k)		1,230		1,341
Dresser-Rand Group, Inc. 7.375% 11/1/14 (g)		1,790		1,745
Invensys PLC 9.875% 3/15/11 (g)		4,880		4,831
Navistar International Corp.:
6.25% 3/1/12 (g)		3,190		2,871
7.5% 6/15/11		970		948
Standard Aero Holdings, Inc. 8.25% 9/1/14 (g)		2,440		2,501
				19,310
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15 (g)		8,060		8,181
H-Lines Finance Holding Corp. 0% 4/1/13 (e)(g)		1,260		977
Horizon Lines LLC/Holdings Corp. 9% 11/1/12 (g)		1,110		1,163
				10,321
Corporate Bonds - continued
		Principal Amount (000s)		Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - 0.1%
Kansas City Southern Railway Co.:
7.5% 6/15/09		$ 8,005		$ 8,125
9.5% 10/1/08		460		497
Progress Rail Services Corp./Progress Metal Reclamation Co. 7.75% 4/1/12 (g)		5,000		4,988
TFM SA de CV:
9.375% 5/1/12 (g)		4,220		4,231
yankee 10.25% 6/15/07		5,990		6,349
				24,190
TOTAL INDUSTRIALS				131,468
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Motorola, Inc. 8% 11/1/11		13,905		16,292
Nortel Networks Corp. 6.125% 2/15/06		9,900		9,974
				26,266
Computers & Peripherals - 0.0%
Sun Microsystems, Inc. 7.65% 8/15/09		7,000		7,706
Electronic Equipment & Instruments - 0.0%
Itron, Inc. 7.75% 5/15/12		860		858
IT Services - 0.0%
Iron Mountain, Inc.:
8.25% 7/1/11		815		799
8.625% 4/1/13		370		370
				1,169
Office Electronics - 0.1%
Xerox Corp.:
6.875% 8/15/11		6,000		6,225
7.125% 6/15/10		4,270		4,505
7.625% 6/15/13		7,130		7,647
				18,377
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. 5.8906% 7/15/09 (k)		5,000		5,125
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.26% 12/15/11 (g)(k)		3,685		3,409
Corporate Bonds - continued
		Principal Amount (000s)		Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. 6.5% 9/30/05 (m)		$ 8,143		$ 8,061
Semiconductor Note Participation Trust 0% 8/4/11 (g)		990		1,426
				18,021
TOTAL INFORMATION TECHNOLOGY				72,397
MATERIALS - 0.6%
Chemicals - 0.2%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14		6,500		7,134
Borden US Finance Corp./Nova Scotia Finance ULC 9% 7/15/14 (g)		2,600		2,600
Compass Minerals Group, Inc. 10% 8/15/11		3,770		4,072
Crystal US Holding 3LLC/Crystal US Sub 3Corp. Series A, 0% 10/1/14 (e)(g)		4		3
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		4,160		4,597
Huntsman Advanced Materials LLC:
10.89% 7/15/08 (g)(k)		2,320		2,453
11% 7/15/10 (g)		1,840		2,098
Huntsman ICI Chemicals LLC 10.125% 7/1/09		1,267		1,318
Innophos, Inc. 8.875% 8/15/14 (g)		3,730		3,861
Koppers, Inc. 9.875% 10/15/13		1,060		1,140
Lyondell Chemical Co. 9.5% 12/15/08		2,040		2,162
Nalco Co.:
7.75% 11/15/11		2,060		2,101
8.875% 11/15/13		2,100		2,174
PAHC Holdings Corp. 15% 2/1/10 pay-in-kind (g)		3,000		3,000
Rhodia SA 10.25% 6/1/10		5,000		5,369
				44,082
Containers & Packaging - 0.1%
BWAY Corp. 10% 10/15/10		840		851
Crown Cork & Seal, Inc. 7.375% 12/15/26		2,590		2,325
Crown European Holdings SA:
9.5% 3/1/11		2,500		2,700
10.875% 3/1/13		5,000		5,700
Graham Packaging Co. LP/ GPC Capital Corp. 8.5% 10/15/12 (g)		2,640		2,455
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12		2,750		2,723
Corporate Bonds - continued
		Principal Amount (000s)		Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14 (g)		$ 2,390		$ 2,318
7.75% 5/15/11		1,760		1,866
8.875% 2/15/09		9,730		10,289
Owens-Illinois, Inc.:
7.5% 5/15/10		770		793
7.8% 5/15/18		350		354
8.1% 5/15/07		1,630		1,695
				34,069
Metals & Mining - 0.2%
Arch Western Finance LLC 6.75% 7/1/13		4,960		4,935
Compass Minerals International, Inc. 0% 12/15/12 (e)		4,550		3,913
Foundation Pennsylvania Coal Co. 7.25% 8/1/14		1,810		1,846
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10		8,480		9,328
Ispat Inland ULC 9.75% 4/1/14		3,376		3,832
Luscar Coal Ltd. 9.75% 10/15/11		2,930		3,164
Newmont Mining Corp. 5.875% 4/1/35		10,500		10,540
Novelis, Inc. 7.25% 2/15/15 (g)		5,000		4,825
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12		5,160		4,592
				46,975
Paper & Forest Products - 0.1%
Buckeye Technologies, Inc. 8.5% 10/1/13		1,980		2,000
International Paper Co. 4.25% 1/15/09		1,960		1,936
NewPage Corp. 9.46% 5/1/12 (g)(h)(k)		2,300		2,254
Norske Skog Canada Ltd.:
7.375% 3/1/14		1,580		1,517
8.625% 6/15/11		510		518
Stone Container Corp. 9.75% 2/1/11		2,320		2,436
Weyerhaeuser Co.:
5.25% 12/15/09		3,545		3,656
7.375% 3/15/32		4,940		5,373
				19,690
TOTAL MATERIALS				144,816
Corporate Bonds - continued
		Principal Amount (000s)		Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.4%
AT&T Broadband Corp. 8.375% 3/15/13		$ 15,000		$ 18,210
British Telecommunications PLC:
8.375% 12/15/10		11,325		13,286
8.875% 12/15/30		3,080		4,206
Deutsche Telekom International Finance BV:
5.25% 7/22/13		6,255		6,387
8.25% 6/15/05		2,617		2,632
8.5% 6/15/10		3,600		4,175
8.75% 6/15/30		10,210		13,681
France Telecom SA 8% 3/1/11 (f)		13,570		15,639
Koninklijke KPN NV yankee 8% 10/1/10		10,550		12,154
KT Corp. 5.875% 6/24/14 (g)		5,495		5,765
MCI, Inc. 8.735% 5/1/14 (k)		12,325		13,373
Mobifon Holdings BV 12.5% 7/31/10		6,225		7,548
New Skies Satellites BV 9.125% 11/1/12 (g)		7,555		7,555
NTL Cable PLC 8.1406% 10/15/12 (g)(k)		5,000		5,138
PanAmSat Holding Corp. 0% 11/1/14 (e)(g)		10,100		6,414
Qwest Corp. 9.125% 3/15/12 (g)		16,520		17,511
Qwest Services Corp.:
14% 12/15/10 (g)(k)		18,730		21,071
14.5% 12/15/14 (g)(k)		8,425		9,773
SBC Communications, Inc.:
5.1% 9/15/14		11,000		11,005
5.875% 8/15/12		4,000		4,248
Sprint Capital Corp. 6.875% 11/15/28		16,000		17,841
Telecom Italia Capital:
4% 11/15/08		11,700		11,453
4.95% 9/30/14 (g)		7,930		7,724
Telefonos de Mexico SA de CV 4.75% 1/27/10 (g)		14,000		13,703
TELUS Corp. yankee 7.5% 6/1/07		27,430		29,126
U.S. West Communications:
7.2% 11/10/26		845		744
7.25% 9/15/25		840		760
Verizon Global Funding Corp. 7.25% 12/1/10		15,495		17,399
Verizon New York, Inc.:
6.875% 4/1/12		11,355		12,437
7.375% 4/1/32		5,570		6,342
				317,300
Corporate Bonds - continued
		Principal Amount (000s)		Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
America Movil SA de CV 6.375% 3/1/35		$ 10,500		$ 9,756
American Tower Corp. 9.375% 2/1/09		2,500		2,619
American Towers, Inc. 7.25% 12/1/11		3,500		3,596
AT&T Wireless Services, Inc.:
7.875% 3/1/11		4,420		5,085
8.75% 3/1/31		3,280		4,473
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		1,500		1,635
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (k)		8,260		8,363
Cingular Wireless LLC 7.125% 12/15/31		8,000		9,295
Crown Castle International Corp.:
Series B, 7.5% 12/1/13		2,640		2,825
7.5% 12/1/13		4,100		4,387
9.375% 8/1/11		6,995		7,633
10.75% 8/1/11		2,285		2,433
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13		10,075		10,906
Inmarsat Finance II PLC 0% 11/15/12 (e)		6,310		4,669
Intelsat Ltd.:
6.5% 11/1/13		10,835		8,505
7.7938% 1/15/12 (g)(k)		6,370		6,466
8.25% 1/15/13 (g)		5,000		5,025
Millicom International Cellular SA 10% 12/1/13		1,510		1,465
Nextel Communications, Inc. 9.5% 2/1/11		9,665		10,414
Nextel Partners, Inc. 8.125% 7/1/11		10,000		10,700
Rogers Communications, Inc.:
6.135% 12/15/10 (k)		2,350		2,397
7.25% 12/15/12		12,895		13,121
9.625% 5/1/11		4,765		5,361
SBA Communication Corp./SBA Telcommunications, Inc. 0% 12/15/11 (e)		1,770		1,549
				142,678
TOTAL TELECOMMUNICATION SERVICES				459,978
Corporate Bonds - continued
		Principal Amount (000s)		Value (000s)
Nonconvertible Bonds - continued
UTILITIES - 1.0%
Electric Utilities - 0.4%
Allegheny Energy Supply Co. LLC 10.25% 11/15/07 (g)		$ 4,660		$ 5,126
Cleveland Electric Illuminating Co. 5.65% 12/15/13		7,670		7,910
DTE Energy Co. 7.05% 6/1/11		4,060		4,524
Duke Capital LLC 6.75% 2/15/32		2,874		3,197
FirstEnergy Corp.:
5.5% 11/15/06		7,528		7,667
6.45% 11/15/11		5,225		5,612
7.375% 11/15/31		7,820		9,216
Mirant Americas Generation LLC 8.3% 5/1/11 (d)		5,700		6,242
Nevada Power Co.:
5.875% 1/15/15 (g)		1,270		1,226
10.875% 10/15/09		810		901
Niagara Mohawk Power Corp. 8.875% 5/15/07		5,060		5,514
Pacific Gas & Electric Co. 6.05% 3/1/34		9,375		10,018
Sierra Pacific Power Co. 8% 6/1/08		4,015		4,206
Southern California Edison Co.:
4.65% 4/1/15		685		670
5% 1/15/14		590		597
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (g)		3,250		3,185
TXU Corp. 4.8% 11/15/09 (g)		6,000		5,910
				81,721
Gas Utilities - 0.2%
ANR Pipeline, Inc. 8.875% 3/15/10		6,360		6,837
Colorado Interstate Gas Co. 5.95% 3/15/15 (g)		7,000		6,650
Consolidated Natural Gas Co. 6.85% 4/15/11		4,530		5,042
Dynegy Holdings, Inc. 9.875% 7/15/10 (g)		5,000		5,050
El Paso Energy Corp. 6.75% 5/15/09		5,725		5,446
NiSource Finance Corp. 7.875% 11/15/10		9,300		10,739
Northwest Pipeline Corp. 8.125% 3/1/10		1,290		1,374
Southern Natural Gas Co.:
8% 3/1/32		120		127
8.875% 3/15/10		1,610		1,731
Tennessee Gas Pipeline Co.:
7.5% 4/1/17		255		272
8.375% 6/15/32		765		842
Texas Eastern Transmission Corp. 7.3% 12/1/10		12,250		13,866
				57,976
Corporate Bonds - continued
		Principal Amount (000s)		Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.4%
AES Corp.:
8.75% 5/15/13 (g)		$ 3,050		$ 3,286
9.375% 9/15/10		5,451		5,921
9.5% 6/1/09		1,357		1,469
Calpine Corp. 8.5% 7/15/10 (g)		6,000		4,125
CMS Energy Corp.:
6.3% 2/1/12		4,625		4,394
7.5% 1/15/09		1,420		1,445
8.9% 7/15/08		4,085		4,325
9.875% 10/15/07		8,190		8,794
Constellation Energy Group, Inc.:
6.35% 4/1/07		10,595		10,995
7% 4/1/12		7,875		8,832
Dominion Resources, Inc.:
6.25% 6/30/12		5,085		5,494
8.125% 6/15/10		18,230		20,997
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07		5,160		5,169
5.875% 10/1/12		3,450		3,634
Southern Energy, Inc. New York 7.4% 7/15/04 (d)(g)		2,505		1,954
				90,834
TOTAL UTILITIES				230,531
TOTAL NONCONVERTIBLE BONDS				2,430,682
TOTAL CORPORATE BONDS (Cost $2,467,680)			2,509,225
U.S. Government and Government Agency Obligations - 8.1%

U.S. Government Agency Obligations - 4.5%
Fannie Mae:
0% 6/1/05		5,000		4,988
0% 6/17/05		15,000		14,945
0% 7/1/05		427,000		424,908
3.125% 7/15/06		235,000		233,458
4.375% 7/17/13		20,070		19,581
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)		Value (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
4.625% 10/15/13		$ 30,000		$ 30,202
4.625% 10/15/14		100,000		100,719
6% 5/15/11		23,350		25,333
6.125% 3/15/12		1,502		1,652
6.25% 2/1/11		17,675		19,119
Freddie Mac:
1.5% 8/15/05		31,720		31,572
4.5% 1/15/14		23,400		23,403
5.25% 11/5/12		5,610		5,646
5.75% 1/15/12		60,000		64,628
5.875% 3/21/11		37,620		40,133
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06		1,715		1,795
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1996-A1, 6.726% 9/15/10		14,348		15,363
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				1,057,445
U.S. Treasury Inflation Protected Obligations - 1.6%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25		183,119		199,971
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14 (j)		155,675		161,597
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS				361,568
U.S. Treasury Obligations - 2.0%
U.S. Treasury Bonds:
6.125% 8/15/29		71,212		86,906
8.875% 8/15/17		38,265		54,498
9.875% 11/15/15		12,960		19,079
11.25% 2/15/15		17,890		27,913
U.S. Treasury Notes:
2.75% 6/30/06		103,318		102,491
3.125% 5/15/07		31,300		30,977
3.375% 12/15/08		14,390		14,185
3.625% 4/30/07		30,183		30,166
4% 4/15/10		7,500		7,535
4% 2/15/15		9,000		8,854
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)		Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.25% 11/15/13		$ 6,000		$ 6,043
4.25% 11/15/14		85,000		85,279
TOTAL U.S. TREASURY OBLIGATIONS				473,926
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,860,178)			1,892,939
U.S. Government Agency - Mortgage Securities - 8.0%

Fannie Mae - 7.3%
3.737% 1/1/35 (k)		1,621		1,613
3.793% 6/1/34 (k)		4,567		4,489
3.827% 12/1/34 (k)		316		315
3.83% 1/1/35 (k)		1,180		1,176
3.836% 6/1/33 (k)		814		808
3.84% 1/1/35 (k)		3,118		3,104
3.87% 1/1/35 (k)		1,811		1,806
3.878% 6/1/33 (k)		4,757		4,732
3.878% 11/1/34 (k)		7,017		7,010
3.913% 12/1/34 (k)		1,014		1,011
3.941% 10/1/34 (k)		1,444		1,437
3.975% 11/1/34 (k)		2,191		2,182
3.98% 1/1/35 (k)		1,472		1,469
3.987% 12/1/34 (k)		1,367		1,362
4% 5/1/20 (h)		112,000		108,535
4% 5/17/20 (h)		55,000		53,298
4% 1/1/35 (k)		895		893
4.017% 12/1/34 (k)		7,521		7,537
4.021% 12/1/34 (k)		1,139		1,135
4.023% 2/1/35 (k)		967		966
4.025% 1/1/35 (k)		2,027		2,023
4.029% 1/1/35 (k)		480		482
4.037% 12/1/34 (k)		719		720
4.048% 1/1/35 (k)		947		945
4.052% 2/1/35 (k)		943		942
4.072% 12/1/34 (k)		1,947		1,947
4.105% 1/1/35 (k)		2,122		2,126
4.118% 1/1/35 (k)		2,111		2,112
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)		Value (000s)
Fannie Mae - continued
4.118% 2/1/35 (k)		$ 687		$ 689
4.12% 2/1/35 (k)		1,873		1,874
4.127% 1/1/35 (k)		2,134		2,146
4.128% 2/1/35 (k)		3,831		3,833
4.144% 1/1/35 (k)		2,791		2,792
4.145% 2/1/35 (k)		2,362		2,365
4.151% 1/1/35 (k)		3,527		3,531
4.162% 2/1/35 (k)		1,830		1,837
4.17% 11/1/34 (k)		1,856		1,854
4.197% 1/1/35 (k)		1,796		1,802
4.2% 1/1/35 (k)		4,149		4,189
4.202% 1/1/35 (k)		2,096		2,090
4.23% 11/1/34 (k)		568		570
4.25% 2/1/35 (k)		1,063		1,058
4.269% 10/1/34 (k)		2,935		2,959
4.305% 8/1/33 (k)		2,373		2,398
4.305% 7/1/34 (k)		1,034		1,042
4.318% 3/1/33 (k)		532		530
4.324% 12/1/34 (k)		713		713
4.349% 2/1/35 (k)		736		735
4.351% 1/1/35 (k)		1,033		1,031
4.368% 2/1/34 (k)		2,692		2,697
4.4% 2/1/35 (k)		1,657		1,653
4.437% 11/1/34 (k)		17,678		17,869
4.455% 3/1/35 (k)		1,425		1,426
4.484% 10/1/34 (k)		6,432		6,504
4.493% 8/1/34 (k)		3,725		3,748
4.499% 3/1/35 (k)		3,198		3,199
4.5% 5/1/20 (h)		28,000		27,676
4.5% 5/1/20 (h)		100,000		98,844
4.5% 8/1/33 to 5/1/35 (i)		199,756		193,136
4.53% 3/1/35 (k)		2,939		2,948
4.549% 8/1/34 (k)		2,423		2,444
4.572% 2/1/35 (k)		7,708		7,778
4.587% 2/1/35 (k)		9,423		9,456
4.625% 2/1/35 (k)		3,251		3,269
4.67% 11/1/34 (k)		3,875		3,904
4.694% 11/1/34 (k)		3,846		3,874
4.742% 3/1/35 (k)		1,793		1,810
4.748% 7/1/34 (k)		3,489		3,494
5% 6/1/09 to 6/1/34		162,719		163,627
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)		Value (000s)
Fannie Mae - continued
5% 6/1/35 (h)		$ 330,000		$ 325,669
5% 6/1/35 (h)		15,000		14,803
5.5% 10/1/08 to 10/1/34		116,277		118,183
5.5% 5/17/20 (h)		15,000		15,352
5.5% 5/1/35 (h)		13,650		13,774
6% 1/1/11 to 3/1/33		128,879		133,096
6% 5/1/35 (h)		61,824		63,466
6.5% 7/1/12 to 1/1/33		133,819		139,556
6.5% 5/1/35 (h)		809		842
6.5% 5/12/35 (h)(i)		25,000		26,000
7% 8/1/19 to 6/1/33		40,398		42,784
7.5% 5/1/25 to 11/1/31		7,388		7,943
8.5% 1/1/09 to 6/1/21		21		23
10% 8/1/17		2		3
TOTAL FANNIE MAE				1,717,063
Freddie Mac - 0.2%
4.232% 1/1/35 (k)		1,821		1,823
4.314% 12/1/34 (k)		1,527		1,524
4.364% 1/1/35 (k)		4,103		4,118
4.37% 3/1/35 (k)		2,175		2,163
4.401% 2/1/35 (k)		2,999		2,982
4.434% 2/1/35 (k)		3,678		3,693
4.441% 2/1/34 (k)		1,883		1,876
4.444% 3/1/35 (k)		1,350		1,347
4.491% 3/1/35 (k)		4,050		4,040
4.504% 3/1/35 (k)		1,600		1,599
4.564% 2/1/35 (k)		2,351		2,339
4.985% 8/1/33 (k)		772		780
6% 5/1/33		15,152		15,592
8% 10/1/16 to 4/1/20		199		216
TOTAL FREDDIE MAC				44,092
Government National Mortgage Association - 0.5%
5.5% 10/15/32 to 5/15/34		8,982		9,148
6% 9/15/08 to 12/15/10		3,192		3,292
6.5% 6/15/23 to 2/15/32		16,683		17,541
7% 10/15/17 to 6/15/33		50,861		53,920
7.5% 8/15/21 to 11/15/28		14,038		15,143
8% 4/15/06 to 5/15/32		6,209		6,687
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)		Value (000s)
Government National Mortgage Association - continued
8.5% 11/15/16 to 1/15/31		$ 955		$ 1,047
9% 3/15/10 to 9/15/20		71		78
9.5% 3/15/23		11		12
11% 7/20/13 to 7/20/20		305		336
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION				107,204
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,853,318)			1,868,359
Asset-Backed Securities - 1.3%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 4.87% 11/25/32 (k)		3,660		3,718
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (k)		2,225		2,225
Class M2, 4.27% 2/25/34 (k)		2,525		2,526
American Express Credit Account Master Trust:
Series 2001-6 Class B, 3.3038% 12/15/08 (k)		13,200		13,231
Series 2004-C Class C, 3.4538% 2/15/12 (g)(k)		26,629		26,687
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 3.45% 4/25/34 (k)		1,245		1,245
Class M2, 3.5% 4/25/34 (k)		950		950
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 3.3338% 4/15/33 (k)		1,984		1,985
Series 2003-HE7 Class A3, 3.3138% 12/15/33 (k)		4,757		4,776
Bank One Issuance Trust:
Series 2002-C1 Class C1, 3.9138% 12/15/09 (k)		8,448		8,552
Series 2004-B2 Class B2, 4.37% 4/15/12		13,000		12,984
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 4.1238% 2/17/09 (k)		13,530		13,652
Series 2003-B2 Class B2, 3.5% 2/17/09		7,120		7,092
Series 2003-B4 Class B4, 3.7538% 7/15/11 (k)		6,640		6,758
Series 2004-6 Class B, 4.15% 7/16/12		11,450		11,322
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09		6,000		5,942
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.92% 10/25/33 (k)		3,130		3,234
Chase Credit Card Owner Trust Series 2004-1 Class B, 3.1538% 5/15/09 (k)		4,025		4,024
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (k)		14,900		14,926
Asset-Backed Securities - continued
		Principal Amount (000s)		Value (000s)
Citibank Credit Card Issuance Trust: - continued
Series 2003-C1 Class C1, 3.69% 4/7/10 (k)		$ 6,100		$ 6,244
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.52% 5/25/34 (k)		5,275		5,286
Series 2004-3 Class M1, 3.52% 6/25/34 (k)		1,500		1,501
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 3.7% 11/25/33 (k)		1,400		1,414
Class M2, 4.77% 11/25/33 (k)		700		721
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (k)		415		417
Class M4, 3.92% 3/25/34 (k)		325		328
Class M6, 4.27% 3/25/34 (k)		400		404
Ford Credit Auto Owner Trust Series 2005-A Class A4, 3.72% 10/15/09		6,000		5,942
GSAMP Trust Series 2004-FM2:
Class M1, 3.52% 1/25/34 (k)		3,500		3,500
Class M2, 4.12% 1/25/34 (k)		1,500		1,500
Class M3, 4.32% 1/25/34 (k)		1,500		1,500
Home Equity Asset Trust:
Series 2003-2:
Class A2, 3.4% 8/25/33 (k)		493		495
Class M1, 3.9% 8/25/33 (k)		3,115		3,157
Series 2003-4:
Class M1, 3.82% 10/25/33 (k)		4,080		4,119
Class M2, 4.92% 10/25/33 (k)		4,825		4,891
Home Equity Asset Trust NIMS Trust:
Series 2003-2N Class A, 8% 9/27/33 (g)		56		56
Series 2003-5N Class A, 7.5% 1/27/34 (g)		0		0
Household Home Equity Loan Trust Series 2002-2 Class A, 3.29% 4/20/32 (k)		4,763		4,770
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 4.87% 7/25/33 (k)		4,765		4,874
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 3.3438% 10/15/10 (k)		1,610		1,622
Series 2003-B3 Class B3, 3.3288% 1/18/11 (k)		6,730		6,765
Series 2003-B5 Class B5, 3.3238% 2/15/11 (k)		10,255		10,338
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (k)		2,125		2,125
Class M2, 3.57% 7/25/34 (k)		375		375
Class M3, 3.97% 7/25/34 (k)		800		800
Class M4, 4.12% 7/25/34 (k)		525		525
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 4.12% 12/27/32 (k)		1,820		1,844
Asset-Backed Securities - continued
		Principal Amount (000s)		Value (000s)
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-HE1 Class M2, 4.92% 5/25/33 (k)		$ 5,640		$ 5,710
Series 2003-NC8 Class M1, 3.72% 9/25/33 (k)		2,610		2,631
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 4.02% 1/25/32 (k)		5,341		5,372
Series 2002-NC1 Class M1, 3.82% 2/25/32 (g)(k)		2,827		2,848
Series 2002-NC3 Class M1, 3.74% 8/25/32 (k)		1,480		1,495
Series 2003-NC2 Class M2, 5.02% 2/25/33 (k)		2,865		2,922
New Century Home Equity Loan Trust Series 2003-2 Class A2, 3.45% 1/25/33 (k)		1,227		1,228
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09		2,202		2,181
Nissan Auto Receivables OwnerTrust Series 2005-A Class A4, 3.82% 7/15/10		5,655		5,601
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (k)		1,425		1,426
Class M4, 3.995% 6/25/34 (k)		2,395		2,404
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09		22,525		22,788
Series 2002-4 Class A, 3.0838% 8/18/09 (k)		10,400		10,403
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (g)(k)		9,350		9,357
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09		5,060		5,019
TOTAL ASSET-BACKED SECURITIES (Cost $301,510)			302,727
Collateralized Mortgage Obligations - 0.9%

Private Sponsor - 0.8%
Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 3.42% 3/25/35 (k)		4,927		4,941
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3605% 12/25/33 (k)		1,927		1,922
Class 2A1, 4.1884% 12/25/33 (k)		6,217		6,173
Series 2003-L Class 2A1, 3.9998% 1/25/34 (k)		5,754		5,695
Series 2004-B:
Class 1A1, 3.4341% 3/25/34 (k)		4,401		4,367
Class 2A2, 4.1388% 3/25/34 (k)		4,223		4,151
Series 2004-C Class 1A1, 3.3922% 4/25/34 (k)		7,737		7,664
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)		Value (000s)
Private Sponsor - continued
Bank of America Mortgage Securities, Inc.: - continued
Series 2004-D:
Class 1A1, 3.5665% 5/25/34 (k)		$ 9,841		$ 9,767
Class 2A2, 4.2174% 5/25/34 (k)		12,253		12,144
Series 2004-G Class 2A7, 4.6143% 8/25/34 (k)		10,495		10,559
Series 2004-H Class 2A1, 4.5236% 9/25/34 (k)		11,092		11,054
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (k)		2,859		2,862
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (k)		5,146		5,151
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34		1,571		1,597
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3267% 5/25/17 (k)		9,558		9,735
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2544% 8/25/17 (k)		7,897		8,155
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31		3,829		3,926
Series 2004-SL2 Class A1, 6.5% 10/25/16		1,791		1,832
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 4.32% 7/10/35 (g)(k)		9,115		9,286
Class B4, 4.52% 7/10/35 (g)(k)		7,008		7,130
Class B5, 5.12% 7/10/35 (g)(k)		6,499		6,646
Class B6, 5.62% 7/10/35 (g)(k)		2,812		2,875
Series 2003-CB1:
Class B3, 4.22% 6/10/35 (g)(k)		3,159		3,218
Class B4, 4.42% 6/10/35 (g)(k)		2,825		2,874
Class B5, 5.02% 6/10/35 (g)(k)		1,928		1,972
Class B6, 5.52% 6/10/35 (g)(k)		1,143		1,169
Series 2004-B:
Class B4, 3.87% 2/10/36 (g)(k)		1,603		1,622
Class B5, 4.32% 2/10/36 (g)(k)		1,085		1,102
Class B6, 4.77% 2/10/36 (g)(k)		395		402
Series 2004-C:
Class B4, 3.72% 9/10/36 (k)		1,984		2,004
Class B5, 4.12% 9/10/36 (k)		2,183		2,207
Class B6, 4.52% 9/10/36 (k)		298		302
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 3.47% 6/25/33 (g)(k)		4,874		4,891
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)		Value (000s)
Private Sponsor - continued
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33		$ 1,354		$ 1,410
Series 2004-RA2 Class 2A, 7% 7/25/33		2,667		2,741
Wells Fargo Mortgage Backed Securities Trust Series 2004-T Class A1, 3.4545% 9/25/34 (k)		11,686		11,665
TOTAL PRIVATE SPONSOR				175,211
U.S. Government Agency - 0.1%
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Seires 2625 Class QX, 2.25% 3/15/22		2,166		2,112
Series 2640 Class QG, 2% 4/15/22		2,777		2,695
Series 2780 Class OC, 4.5% 3/15/17		6,903		6,881
Series 2885 Class PC, 4.5% 3/15/18		9,142		9,095
Series 2888 Class GD, 4.5% 4/15/18		4,800		4,717
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (k)		1,495		1,567
TOTAL U.S. GOVERNMENT AGENCY				27,067
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $202,943)			202,278
Commercial Mortgage Securities - 1.1%

Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 3.38% 4/25/34 (g)(k)		6,814		6,809
Class B, 4.92% 4/25/34 (g)(k)		786		791
Class M1, 3.58% 4/25/34 (g)(k)		611		613
Class M2, 4.22% 4/25/34 (g)(k)		611		616
Series 2004-2 Class A, 3.45% 8/25/34 (g)(k)		7,081		7,103
Series 2004-3:
Class A1, 3.39% 1/25/35 (g)(k)		7,431		7,445
Class A2, 3.44% 1/25/35 (g)(k)		1,027		1,029
Class M1, 3.52% 1/25/35 (g)(k)		1,271		1,273
Bear Stearns Commercial Mortgage Securities, Inc.:
floater Series 2004-ESA Class A2, 3.29% 5/14/16 (g)(k)		6,875		6,890
Commercial Mortgage Securities - continued
		Principal Amount (000s)		Value (000s)
Bear Stearns Commercial Mortgage Securities, Inc.: - continued
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (g)		$ 3,530		$ 3,568
Series 2004-ESA:
Class B, 4.888% 5/14/16 (g)		5,430		5,498
Class C, 4.937% 5/14/16 (g)		3,020		3,062
Class D, 4.986% 5/14/16 (g)		1,460		1,481
Class E, 5.064% 5/14/16 (g)		4,540		4,608
Class F, 5.182% 5/14/16 (g)		1,090		1,107
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.2054% 8/1/24 (g)(k)		1,152		985
COMM floater Series 2002-FL7 Class A2, 3.3038% 11/15/14 (g)(k)		1,326		1,326
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class B, 3.3538% 9/15/14 (g)(k)		1,965		1,966
Class D, 3.5938% 9/15/14 (g)(k)		605		605
Class E, 3.6538% 9/15/14 (g)(k)		820		821
Class F, 3.7538% 9/15/14 (g)(k)		650		651
Class G, 3.9338% 9/15/14 (g)(k)		1,475		1,477
Class H, 4.0338% 9/15/14 (g)(k)		1,570		1,572
Class J, 4.5538% 9/15/14 (g)(k)		540		541
Class K, 4.9538% 9/15/14 (g)(k)		845		846
Class L, 5.1538% 9/15/14 (g)(k)		680		680
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35		642		652
Series 2000-C1 Class A2, 7.545% 4/15/62		10,600		11,878
Series 1997-C2 Class D, 7.27% 1/17/35		10,735		11,643
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33		8,265		9,319
Equitable Life Assurance Society of the United States Series 174 Class C1, 7.52% 5/15/06 (g)		6,000		6,199
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38		15,294		16,088
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.676% 4/29/39 (g)(k)		2,900		2,987
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29		2,089		2,189
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32		8,218		7,998
Commercial Mortgage Securities - continued
		Principal Amount (000s)		Value (000s)
Ginnie Mae guaranteed REMIC pass thru securities sequential pay: - continued
Series 2003-36 Class C, 4.254% 2/16/31		$ 6,535		$ 6,411
Series 2003-47 Class C, 4.227% 10/16/27		11,610		11,446
Series 2003-59 Class D, 3.654% 10/16/27		12,000		11,423
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.7494% 12/10/41 (k)(l)		6,000		191
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (g)		7,278		8,031
Series 2003-C1 Class A2A, 3.59% 1/10/40		5,995		5,910
Series 2004-C1 Class A1, 3.659% 10/10/28		29,685		29,031
Series 1998-GLII Class E, 6.9716% 4/13/31 (k)		4,895		5,169
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (g)		2,360		2,604
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0215% 4/25/21 (g)(k)		224		202
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (g)		13,900		12,499
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30		6,150		6,466
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (g)		32,000		33,737
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $262,459)			265,436
Foreign Government and Government Agency Obligations - 0.4%

Chilean Republic 7.125% 1/11/12		18,215		20,630
Israeli State 4.625% 6/15/13		1,870		1,817
United Mexican States:
4.625% 10/8/08		25,205		25,029
5.875% 1/15/14		18,320		18,503
6.75% 9/27/34		8,520		8,486
7.5% 1/14/12		12,100		13,431
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $84,806)			87,896
Supranational Obligations - 0.0%
		Principal Amount (000s)		Value (000s)
Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $6,510)		$ 6,580		$ 7,308
Floating Rate Loans - 0.3%

CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Goodyear Tire & Rubber Co. Tranche 2, term loan 5.89% 4/30/10 (k)		450		444
Automobiles - 0.0%
AM General LLC Tranche C2, term loan 12.41% 5/2/12 (k)		6,000		6,300
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. term loan 7% 10/1/10 (k)		1,500		1,508
Hilton Head Communications LP Tranche B, term loan 7% 3/31/08 (k)		6,500		6,394
Resorts International Hotel & Casino, Inc. Tranche 2, term loan 8.81% 4/29/13 (h)(k)		1,400		1,404
				9,306
Media - 0.0%
Century Cable Holdings LLC Tranche B, term loan 7.75% 6/30/09 (k)		5,000		4,938
TOTAL CONSUMER DISCRETIONARY				20,988
ENERGY - 0.0%
Oil & Gas - 0.0%
El Paso Corp.:
Credit-Linked Deposit 5.44% 11/22/09 (k)		1,256		1,259
term loan 5.875% 11/22/09 (k)		2,077		2,087
				3,346
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MGM Holdings II, Inc. Tranche B, term loan 5.38% 4/8/12 (k)		2,580		2,580
Olympus Cable Holdings LLC Tranche B, term loan 7.75% 9/30/10 (k)		6,220		6,181
				8,761
Floating Rate Loans - continued
		Principal Amount (000s)		Value (000s)
FINANCIALS - continued
Real Estate - 0.0%
LNR Property Corp. Tranche B, term loan 5.81% 2/3/08 (k)		$ 4,900		$ 4,918
TOTAL FINANCIALS				13,679
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HealthSouth Corp.:
Credit-Linked Deposit 5.7235% 6/14/07 (k)		255		256
term loan:
5.52% 6/14/07 (k)		945		950
10.375% 1/16/11 (k)		16,000		16,960
Skilled Healthcare Group, Inc. term loan 9.85% 1/31/11 (k)		150		153
				18,319
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Envirocare of Utah, Inc. Tranche 2, term loan 8.86% 4/13/10 (k)		4,750		4,667
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Infor Global Solutions AG Tranche 2, term loan 12% 4/18/12 (k)		3,600		3,519
MATERIALS - 0.0%
Construction Materials - 0.0%
Headwaters, Inc. Tranche 2, term loan 8.65% 9/8/12 (k)		1,633		1,666
Metals & Mining - 0.0%
Murray Energy Corp. Tranche 2, term loan 10.64% 1/28/11 (k)		3,000		3,105
Trout Coal Holdings LLC / Dakota Tranche 2, term loan 9.75% 3/23/12 (k)		300		302
				3,407
TOTAL MATERIALS				5,073
TOTAL FLOATING RATE LOANS (Cost $67,216)			69,591
Money Market Funds - 9.6%
		Shares		Value (000s)
Fidelity Cash Central Fund, 2.84% (b)		2,184,339,182		$ 2,184,339
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)		57,186,625		57,187
TOTAL MONEY MARKET FUNDS (Cost $2,241,526)			2,241,526
Cash Equivalents - 0.0%
		Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.86%, dated 4/29/05 due 5/2/05) (Cost $7,820)		$ 7,822		7,820
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $21,635,074)			24,116,708
NET OTHER ASSETS - (3.2)%				(757,330)
NET ASSETS - 100%			$ 23,359,378
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap
Receive quarterly notional amount multiplied by .75% and pay Bank of America upon default event of News America, Inc., par value of the notional amount of News America, Inc. 4.75% 3/15/10	April 2010	$ 5,000	$ 57
TOTAL CREDIT DEFAULT SWAP		5,000	57
Interest Rate Swap
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	58,025	1,575
TOTAL INTEREST RATE SWAP		58,025	1,575
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	$ 10,200	$ 213
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Goldman Sachs	July 2005	6,795	89
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	2,705	31
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 37 basis points with Bank of America	June 2005	11,100	0
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America	June 2005	10,200	92
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	20,400	(240)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap - continued

Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America

	July 2005	$ 10,200	$ 8
Receive quarterly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	May 2005	11,100	(72)
TOTAL TOTAL RETURN SWAP		82,700	121
		$ 145,725	$ 1,753
Security Type Abbreviation
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $728,500,000 or 3.1% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,023,445.
(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,061,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	3/3/99	$ 6,302
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $21,628,417,000. Net unrealized appreciation aggregated $2,488,291,000, of which $3,597,539,000 related to appreciated investment securities and $1,109,248,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Value Discovery Fund

April 30, 2005

1.800366.101

FVD-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc.	13,500	$ 269,460
Automobiles - 0.4%
Coachmen Industries, Inc.	17,200	197,628
National R.V. Holdings, Inc. (a)	37,200	355,632
		553,260
Hotels, Restaurants & Leisure - 2.5%
Brinker International, Inc. (a)	11,800	398,840
Carnival Corp. unit	6,800	332,384
CBRL Group, Inc.	10,000	385,300
Domino's Pizza, Inc.	14,900	270,584
Outback Steakhouse, Inc.	9,300	375,720
Wendy's International, Inc.	30,000	1,287,900
		3,050,728
Household Durables - 0.7%
Champion Enterprises, Inc. (a)	85,300	805,232
Internet & Catalog Retail - 0.9%
eBay, Inc. (a)	33,900	1,075,647
Leisure Equipment & Products - 0.5%
Brunswick Corp.	3,200	134,400
Escalade, Inc.	29,600	420,616
		555,016
Media - 2.5%
E.W. Scripps Co. Class A	7,200	366,696
EchoStar Communications Corp. Class A	11,000	318,450
Lamar Advertising Co. Class A (a)	12,300	459,774
News Corp.:
Class A	17,952	274,307
Class B	16,000	254,720
Univision Communications, Inc. Class A (a)	24,900	654,621
Walt Disney Co.	14,700	388,080
XM Satellite Radio Holdings, Inc. Class A (a)	11,500	319,010
		3,035,658
Multiline Retail - 1.3%
Federated Department Stores, Inc.	11,200	644,000
JCPenney Co., Inc.	10,200	483,582
Nordstrom, Inc.	8,800	447,304
		1,574,886
Specialty Retail - 0.7%
Asbury Automotive Group, Inc. (a)	12,600	173,124
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Hot Topic, Inc. (a)	13,400	$ 267,866
Weight Watchers International, Inc. (a)	9,400	392,450
		833,440
Textiles, Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	8,140	288,400
Polo Ralph Lauren Corp. Class A	5,100	179,010
Warnaco Group, Inc. (a)	9,100	204,386
		671,796
TOTAL CONSUMER DISCRETIONARY		12,425,123
CONSUMER STAPLES - 9.2%
Beverages - 0.5%
Anheuser-Busch Companies, Inc.	13,100	613,997
Food & Staples Retailing - 3.0%
Nash-Finch Co.	62,500	2,210,625
Safeway, Inc. (a)	13,426	285,840
Wal-Mart Stores, Inc.	22,800	1,074,792
		3,571,257
Food Products - 3.2%
American Italian Pasta Co. Class A	43,000	1,017,380
Archer-Daniels-Midland Co.	10,200	183,498
Bunge Ltd.	11,700	664,560
Corn Products International, Inc.	50,300	1,107,606
Groupe Danone	2,600	244,640
Ralcorp Holdings, Inc.	6,400	253,568
The J.M. Smucker Co.	7,200	357,264
		3,828,516
Household Products - 0.8%
Colgate-Palmolive Co.	11,200	557,648
Procter & Gamble Co.	8,400	454,860
		1,012,508
Personal Products - 0.2%
Gillette Co.	5,100	263,364
Tobacco - 1.5%
Altria Group, Inc.	28,700	1,865,213
TOTAL CONSUMER STAPLES		11,154,855
Common Stocks - continued
	Shares	Value
ENERGY - 16.2%
Energy Equipment & Services - 11.9%
Baker Hughes, Inc.	26,000	$ 1,147,120
ENSCO International, Inc.	18,200	593,320
GlobalSantaFe Corp.	17,800	598,080
Grant Prideco, Inc. (a)	15	332
Halliburton Co.	57,200	2,378,949
Nabors Industries Ltd. (a)	21,900	1,179,753
National Oilwell Varco, Inc. (a)	38,650	1,535,951
Noble Corp.	23,423	1,192,231
Precision Drilling Corp. (a)	8,300	598,911
Pride International, Inc. (a)	52,634	1,173,738
Rowan Companies, Inc.	22,400	594,272
Savanna Energy Services Corp. (a)	43,300	602,177
Smith International, Inc.	40,519	2,357,395
Transocean, Inc. (a)	12,700	588,899
		14,541,128
Oil & Gas - 4.3%
Ashland, Inc.	14,300	961,532
Energy Partners Ltd. (a)	24,700	564,642
Forest Oil Corp. (a)	15,400	593,362
Quicksilver Resources, Inc. (a)	13,100	672,423
Range Resources Corp.	25,400	575,310
Valero Energy Corp.	26,500	1,816,045
		5,183,314
TOTAL ENERGY		19,724,442
FINANCIALS - 14.5%
Capital Markets - 2.4%
Lehman Brothers Holdings, Inc.	21,590	1,980,235
Merrill Lynch & Co., Inc.	16,310	879,598
		2,859,833
Commercial Banks - 4.3%
Bank of America Corp.	50,200	2,261,008
Wachovia Corp.	35,100	1,796,418
Wells Fargo & Co.	20,000	1,198,800
		5,256,226
Consumer Finance - 1.0%
American Express Co.	22,900	1,206,830
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 4.3%
AFLAC, Inc.	22,400	$ 910,560
AMBAC Financial Group, Inc.	4,800	320,880
American International Group, Inc.	44,500	2,262,825
Genworth Financial, Inc. Class A (non-vtg.)	12,900	360,555
Hartford Financial Services Group, Inc.	5,800	419,746
Montpelier Re Holdings Ltd.	6,700	222,373
St. Paul Travelers Companies, Inc.	20,600	737,480
		5,234,419
Real Estate - 2.5%
Equity Lifestyle Properties, Inc.	48,774	1,785,128
Equity Residential (SBI)	18,600	638,910
General Growth Properties, Inc.	6,490	253,824
Kimco Realty Corp.	6,700	371,113
		3,048,975
TOTAL FINANCIALS		17,606,283
HEALTH CARE - 8.7%
Biotechnology - 0.5%
Biogen Idec, Inc. (a)	15,300	554,472
Health Care Equipment & Supplies - 2.5%
Aspect Medical Systems, Inc. (a)	735	18,397
Baxter International, Inc.	24,200	897,820
BioLase Technology, Inc.	23,000	151,340
CONMED Corp. (a)	12,000	356,640
Dade Behring Holdings, Inc. (a)	18,200	1,122,394
Fisher Scientific International, Inc. (a)	7,900	469,102
		3,015,693
Health Care Providers & Services - 3.7%
Cardinal Health, Inc.	10,500	583,485
Community Health Systems, Inc. (a)	10,200	371,790
Health Net, Inc. (a)	18,000	612,540
Henry Schein, Inc. (a)	16,600	622,666
McKesson Corp.	31,000	1,147,000
ProxyMed, Inc. (a)	14,900	103,704
UnitedHealth Group, Inc.	4,800	453,648
WebMD Corp. (a)	65,800	625,100
		4,519,933
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 2.0%
Merck & Co., Inc.	25,600	$ 867,840
Pfizer, Inc.	43,300	1,176,461
Roche Holding AG (participation certificate)	3,300	400,317
		2,444,618
TOTAL HEALTH CARE		10,534,716
INDUSTRIALS - 6.9%
Aerospace & Defense - 2.5%
EDO Corp.	7,300	217,759
Goodrich Corp.	10,500	423,150
Honeywell International, Inc.	10,800	386,208
Lockheed Martin Corp.	7,000	426,650
Precision Castparts Corp.	7,362	542,285
The Boeing Co.	6,100	363,072
United Defense Industries, Inc.	9,500	702,810
		3,061,934
Air Freight & Logistics - 0.4%
Dynamex, Inc. (a)	27,300	489,489
Airlines - 0.7%
AirTran Holdings, Inc. (a)	64,000	531,200
Delta Air Lines, Inc. (a)	23,700	77,973
JetBlue Airways Corp. (a)	10,027	201,041
		810,214
Building Products - 0.1%
Quixote Corp.	4,700	94,611
Construction & Engineering - 0.5%
Dycom Industries, Inc. (a)	6,414	149,190
Fluor Corp.	738	38,051
URS Corp. (a)	12,741	391,786
		579,027
Machinery - 1.8%
AGCO Corp. (a)	9,200	158,240
Albany International Corp. Class A	18,400	577,024
ITT Industries, Inc.	3,700	334,702
Manitowoc Co., Inc.	10,800	432,000
SPX Corp.	10,400	402,376
Watts Water Technologies, Inc. Class A	8,400	262,500
		2,166,842
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	5,000	$ 241,250
Laidlaw International, Inc. (a)	12,500	279,875
P.A.M. Transportation Services, Inc. (a)	22,900	385,636
		906,761
Trading Companies & Distributors - 0.2%
UAP Holding Corp.	4,042	58,164
WESCO International, Inc. (a)	9,000	217,620
		275,784
TOTAL INDUSTRIALS		8,384,662
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 1.7%
Alcatel SA sponsored ADR (a)	24,600	264,696
Andrew Corp. (a)	29,320	359,756
Avaya, Inc. (a)	28,610	248,335
Cisco Systems, Inc. (a)	32,700	565,056
Powerwave Technologies, Inc. (a)	55,600	401,432
Research In Motion Ltd. (a)	4,500	289,737
		2,129,012
Computers & Peripherals - 3.2%
Avid Technology, Inc. (a)	5,000	247,550
Dell, Inc. (a)	9,100	316,953
EMC Corp. (a)	38,100	499,872
Hewlett-Packard Co.	19,200	393,024
Hutchinson Technology, Inc. (a)	10,400	385,216
Komag, Inc. (a)	15,800	371,616
Maxtor Corp. (a)	69,100	335,135
Seagate Technology	24,000	421,920
Storage Technology Corp. (a)	14,910	414,498
Western Digital Corp. (a)	38,370	486,915
		3,872,699
Electronic Equipment & Instruments - 5.5%
Agilent Technologies, Inc. (a)	25,900	537,425
Amphenol Corp. Class A	10,700	422,008
Arrow Electronics, Inc. (a)	22,700	552,518
Avnet, Inc. (a)	20,460	386,489
Celestica, Inc. (sub. vtg.) (a)	67,400	779,330
Flextronics International Ltd. (a)	96,300	1,073,745
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
FLIR Systems, Inc. (a)	20,500	$ 545,300
Mettler-Toledo International, Inc. (a)	9,100	417,235
Molex, Inc.	13,400	340,494
Napco Security Systems, Inc.	19,900	189,647
Solectron Corp. (a)	131,000	432,300
Symbol Technologies, Inc.	23,556	314,944
Tech Data Corp. (a)	9,240	337,537
Vishay Intertechnology, Inc. (a)	28,600	305,734
		6,634,706
Internet Software & Services - 1.0%
Google, Inc. Class A (sub. vtg.)	3,200	704,000
Yahoo!, Inc. (a)	15,600	538,356
		1,242,356
IT Services - 1.3%
Accenture Ltd. Class A (a)	10,300	223,510
Affiliated Computer Services, Inc. Class A (a)	5,900	281,253
BearingPoint, Inc. (a)	41,100	254,409
Ceridian Corp. (a)	34,800	587,076
DST Systems, Inc. (a)	3,900	177,060
		1,523,308
Office Electronics - 0.4%
Xerox Corp. (a)	39,300	520,725
Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	16,100	549,171
Applied Materials, Inc.	21,600	321,192
DSP Group, Inc. (a)	27,200	655,520
Fairchild Semiconductor International, Inc. (a)	22,500	302,625
Freescale Semiconductor, Inc. Class B (a)	2,800	52,808
Intel Corp.	17,300	406,896
Lam Research Corp. (a)	12,500	320,625
National Semiconductor Corp.	29,830	569,156
Teradyne, Inc. (a)	13,573	149,574
Varian Semiconductor Equipment Associates, Inc. (a)	10,900	406,461
		3,734,028
Software - 3.6%
BEA Systems, Inc. (a)	41,900	289,110
Borland Software Corp. (a)	30,400	176,624
Chinadotcom Corp. Class A (a)	78,000	218,400
DATATRAK International, Inc. (a)	35,800	552,394
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Hummingbird Ltd. (a)	15,300	$ 316,007
Macrovision Corp. (a)	15,900	325,155
Microsoft Corp.	33,680	852,104
NAVTEQ Corp.	9,400	342,348
NetIQ Corp. (a)	53,900	577,808
RADWARE Ltd. (a)	9,400	205,578
Symantec Corp. (a)	18,700	351,186
TIBCO Software, Inc. (a)	30,100	214,914
		4,421,628
TOTAL INFORMATION TECHNOLOGY		24,078,462
MATERIALS - 6.0%
Chemicals - 1.9%
Albemarle Corp.	10,600	388,066
Great Lakes Chemical Corp.	12,500	388,000
Monsanto Co.	20,200	1,184,124
NOVA Chemicals Corp.	12,400	401,952
		2,362,142
Construction Materials - 0.1%
Eagle Materials, Inc. Class B	1,800	131,832
Containers & Packaging - 0.7%
Packaging Corp. of America	20,800	465,712
Smurfit-Stone Container Corp. (a)	27,100	355,281
		820,993
Metals & Mining - 2.7%
Agnico-Eagle Mines Ltd.	7,200	95,268
Alcan, Inc.	19,300	625,772
Alcoa, Inc.	23,400	679,068
Carpenter Technology Corp.	7,000	387,100
CONSOL Energy, Inc.	10,400	449,696
Peabody Energy Corp.	13,400	586,518
Teck Cominco Ltd. Class B (sub. vtg.)	14,400	465,181
		3,288,603
Paper & Forest Products - 0.6%
Canfor Corp. (a)	26,400	318,474
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
Georgia-Pacific Corp.	8,600	$ 294,722
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	13,500	148,365
		761,561
TOTAL MATERIALS		7,365,131
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 2.7%
BellSouth Corp.	20,040	530,860
Citizens Communications Co.	21,000	267,750
Philippine Long Distance Telephone Co. sponsored ADR	5,500	141,735
SBC Communications, Inc.	74,920	1,783,096
Verizon Communications, Inc.	16,900	605,020
		3,328,461
Wireless Telecommunication Services - 2.3%
American Tower Corp. Class A (a)	64,452	1,110,508
Crown Castle International Corp. (a)	75,010	1,209,911
Mobile TeleSystems OJSC sponsored ADR	4,100	137,760
MTN Group Ltd.	20,300	143,667
Orascom Telecom SAE GDR (a)	3,981	163,221
		2,765,067
TOTAL TELECOMMUNICATION SERVICES		6,093,528
UTILITIES - 3.3%
Electric Utilities - 2.3%
PG&E Corp.	19,100	663,152
PPL Corp.	2,700	146,502
Sierra Pacific Resources (a)	36,300	392,766
TXU Corp.	18,390	1,577,678
		2,780,098
Multi-Utilities & Unregulated Power - 1.0%
AES Corp. (a)	42,000	675,360
CMS Energy Corp. (a)	46,300	598,196
		1,273,556
TOTAL UTILITIES		4,053,654
TOTAL COMMON STOCKS (Cost $115,096,611)		121,420,856
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 2.84% (b)	1,185,015	$ 1,185,015
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	2,412,645	2,412,645
TOTAL MONEY MARKET FUNDS (Cost $3,597,660)		3,597,660
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $118,694,271)		125,018,516
NET OTHER ASSETS - (2.8)%		(3,380,314)
NET ASSETS - 100%		$ 121,638,202
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $119,574,920. Net unrealized appreciation aggregated $5,443,596, of which $11,464,946 related to appreciated investment securities and $6,021,350 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 24, 2005